UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund:    BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares Alternative Strategies V.I. Fund

BlackRock iShares Dynamic Allocation V.I Fund

BlackRock iShares Dynamic Fixed Income V.I. Fund

BlackRock iShares Equity Appreciation V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock Money Market V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street,         New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.9%
Honeywell International, Inc.	16,900	$1,573,728
Northrop Grumman Corp.	27,000	3,557,520
Raytheon Co.	69,400	7,052,428
Spirit AeroSystems Holdings, Inc., Class A (a)	57,700	2,196,062

		14,379,738
Auto Components — 1.0%
Lear Corp.	58,500	5,054,985
Automobiles — 0.9%
General Motors Co.	143,800	4,592,972
Banks — 11.7%
Citigroup, Inc.	359,030	18,604,935
JPMorgan Chase & Co.	351,176	21,154,842
KeyCorp	125,800	1,676,914
Regions Financial Corp.	390,500	3,920,620
Wells Fargo & Co.	242,200	12,562,914

		57,920,225
Capital Markets — 1.1%
Morgan Stanley	119,500	4,131,115
State Street Corp.	15,600	1,148,316

		5,279,431
Chemicals — 2.1%
AKZO Nobel NV — ADR	299,515	6,790,005
Ashland, Inc.	6,200	645,420
Cabot Corp.	11,200	568,624
Celanese Corp., Series A	20,500	1,199,660
LyondellBasell Industries NV, Class A	9,900	1,075,734

		10,279,443
Communications Equipment — 4.8%
Cisco Systems, Inc.	636,500	16,020,705
QUALCOMM, Inc.	30,700	2,295,439
Telefonaktiebolaget LM Ericsson — ADR	443,000	5,577,370

		23,893,514
Consumer Finance — 5.2%
Capital One Financial Corp.	148,700	12,136,894
Discover Financial Services	187,200	12,053,808
SLM Corp.	207,200	1,773,632

		25,964,334
Containers & Packaging — 0.2%
Crown Holdings, Inc. (a)	18,600	828,072
Diversified Financial Services — 1.8%
Intercontinental Exchange Group, Inc.	3,400	663,170
The NASDAQ OMX Group, Inc.	190,400	8,076,768

		8,739,938
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	162,700	8,133,373

Common Stocks	Shares	Value
Electric Utilities — 0.3%
Edison International	28,160	$1,574,707
Electronic Equipment, Instruments & Components — 0.8%
Avnet, Inc.	65,300	2,709,950
Corning, Inc.	71,000	1,373,140

		4,083,090
Food & Staples Retailing — 3.1%
CVS Health Corp.	34,400	2,737,896
The Kroger Co.	239,100	12,433,200

		15,171,096
Food Products — 0.2%
Tyson Foods, Inc., Class A	26,600	1,047,242
Gas Utilities — 0.4%
UGI Corp.	64,685	2,205,112
Health Care Equipment & Supplies — 6.0%
Baxter International, Inc.	109,400	7,851,638
Hologic, Inc. (a)	125,500	3,053,415
Medtronic, Inc.	212,438	13,160,534
Zimmer Holdings, Inc.	57,900	5,821,845

		29,887,432
Health Care Providers & Services — 3.1%
Community Health Systems, Inc. (a)	128,400	7,035,036
Quest Diagnostics, Inc.	133,300	8,088,644

		15,123,680
Household Durables — 1.6%
Newell Rubbermaid, Inc.	184,900	6,362,409
Tupperware Brands Corp.	24,000	1,656,960

		8,019,369
Household Products — 0.9%
Energizer Holdings, Inc.	34,740	4,280,315
Independent Power and Renewable Electricity Producers — 1.7%
AES Corp.	576,800	8,179,024
Insurance — 7.7%
ACE Ltd.	22,900	2,401,523
Aflac, Inc.	12,100	704,825
CNO Financial Group, Inc.	65,000	1,102,400
Genworth Financial, Inc., Class A (a)	457,600	5,994,560
The Hartford Financial Services Group, Inc.	150,191	5,594,615
Lincoln National Corp.	134,157	7,188,132
MetLife, Inc.	48,621	2,611,920
Prudential Financial, Inc.	67,800	5,962,332
The Travelers Cos., Inc.	31,808	2,988,044
XL Group PLC	112,900	3,744,893

		38,293,244
IT Services — 1.6%
Total System Services, Inc.	32,800	1,015,488

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
The Western Union Co.	140,000	$2,245,600
Xerox Corp.	369,100	4,883,193

		8,144,281
Machinery — 0.5%
Stanley Black & Decker, Inc.	26,300	2,335,177
Media — 3.4%
CBS Outdoor Americas, Inc.	157,900	4,727,526
The Interpublic Group of Cos., Inc.	73,700	1,350,184
Viacom, Inc., Class B	139,800	10,756,212

		16,833,922
Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	31,900	2,181,960
Multiline Retail — 0.3%
Macy’s, Inc.	28,700	1,669,766
Oil, Gas & Consumable Fuels — 15.6%
Apache Corp.	174,300	16,361,541
Cobalt International Energy, Inc. (a)	128,900	1,753,040
Gulfport Energy Corp. (a)	80,100	4,277,340
Marathon Oil Corp.	500,772	18,824,019
Marathon Petroleum Corp.	87,600	7,417,092
Memorial Resource Development Corp. (a)	20,180	547,080
Suncor Energy, Inc.	218,300	7,891,545
Total SA — ADR	174,600	11,252,970
Valero Energy Corp.	199,600	9,235,492

		77,560,119
Personal Products — 0.3%
Nu Skin Enterprises, Inc., Class A	31,600	1,422,948
Pharmaceuticals — 8.2%
Hospira, Inc. (a)	185,200	9,635,956
Johnson & Johnson	24,000	2,558,160
Pfizer, Inc.	695,420	20,563,569
Teva Pharmaceutical Industries Ltd. — ADR	143,900	7,734,625

		40,492,310
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.	17,100	2,160,414
Semiconductors & Semiconductor Equipment — 0.8%
Teradyne, Inc.	203,500	3,945,865
Software — 4.8%
Microsoft Corp.	296,200	13,731,832

Common Stocks	Shares	Value
Software (concluded)
Oracle Corp.	166,400	$6,369,792
Symantec Corp.	157,700	3,707,527

		23,809,151
Specialty Retail — 1.8%
The Gap, Inc.	36,900	1,538,361
GNC Holdings, Inc., Class A	187,600	7,267,624

		8,805,985
Wireless Telecommunication Services — 1.2%
Telephone & Data Systems, Inc.	183,434	4,395,079
United States Cellular Corp. (a)	42,361	1,502,968

		5,898,047
Total Common Stocks — 98.4%		488,190,281

Preferred Securities
Preferred Stock
Food Products — 0.3%
Tyson Foods, Inc., 4.75% (a)(b)	27,499	1,384,850
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25% (a)(b)	3,170	358,812
Total Preferred Stock — 0.3%		1,743,662
Total Long-Term Investments (Cost — $388,580,626) — 98.7%		489,933,943

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	5,178,327	5,178,327
Total Short-Term Securities (Cost — $5,178,327) — 1.1%		5,178,327
Total Investments (Cost — $393,758,953*) — 99.8%		495,112,270
Other Assets Less Liabilities — 0.2%		1,130,640

Net Assets — 100.0%		$496,242,910

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$395,798,042

Gross unrealized appreciation	$104,404,612
Gross unrealized depreciation	(5,090,384)

Net unrealized appreciation	$99,314,228

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,451,333	3,726,994	5,178,327	$905
BlackRock Liquidity Series, LLC, Money Market Series	$1,571,911	$(1,571,911)	—	$57,902

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$489,933,943	—	—	$489,933,943
Short-Term Securities	5,178,327	—	—	5,178,327
Total	$495,112,270	—	—	$495,112,270

[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets in which the fair value approximates the carrying amount for fair value for financial reporting purposes. As of September 30, 2014, cash of $18,256 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.9%
Precision Castparts Corp.	30,432	$7,208,732
Airlines — 1.1%
American Airlines Group, Inc.	121,605	4,314,545
Auto Components — 0.9%
Delphi Automotive PLC	55,793	3,422,343
Biotechnology — 9.6%
Biogen Idec, Inc. (a)	16,782	5,551,653
Gilead Sciences, Inc. (a)	42,853	4,561,702
Regeneron Pharmaceuticals, Inc. (a)	29,248	10,544,489
United Therapeutics Corp. (a)	92,624	11,916,078
Vertex Pharmaceuticals, Inc. (a)	42,742	4,800,354

		37,374,276
Chemicals — 0.5%
Monsanto Co.	17,567	1,976,463
Consumer Finance — 1.4%
Discover Financial Services	85,147	5,482,615
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B (a)	23,038	3,182,469
Moody’s Corp.	57,139	5,399,636

		8,582,105
Electrical Equipment — 1.6%
Emerson Electric Co.	49,957	3,126,309
SolarCity Corp. (a)(b)	50,051	2,983,040

		6,109,349
Energy Equipment & Services — 1.4%
Schlumberger Ltd.	54,557	5,547,901
Food & Staples Retailing — 0.6%
CVS Health Corp.	29,777	2,369,951
Food Products — 1.2%
Mondelez International, Inc., Class A	137,708	4,718,565
Health Care Equipment & Supplies — 0.8%
Intuitive Surgical, Inc. (a)	7,149	3,301,551
Health Care Providers & Services — 1.3%
Express Scripts Holding Co. (a)	71,966	5,082,959
Health Care Technology — 0.2%
Athenahealth, Inc. (a)	7,239	953,304
Hotels, Restaurants & Leisure — 4.4%
McDonald’s Corp.	46,397	4,398,900
Starbucks Corp.	80,548	6,078,152
Wynn Resorts Ltd.	35,382	6,619,265

		17,096,317
Internet & Catalog Retail — 6.4%
Netflix, Inc. (a)	17,829	8,044,088
The Priceline Group, Inc. (a)	5,641	6,535,550
TripAdvisor, Inc. (a)	81,504	7,451,096
Vipshop Holdings Ltd. — ADR (a)	15,835	2,992,973

		25,023,707
Internet Software & Services — 18.7%
Alibaba Group Holding Ltd. (a)	60,991	5,419,050
Alibaba Group Holding Ltd. — ADR (a)	2,100	186,585

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Baidu, Inc. — ADR (a)	46,501	$10,147,913
Facebook, Inc., Class A (a)	188,506	14,899,514
Google, Inc., Class A (a)	32,317	19,015,646
LinkedIn Corp., Class A (a)	50,522	10,497,966
Yahoo!, Inc. (a)	311,096	12,677,162

		72,843,836
IT Services — 5.6%
Alliance Data Systems Corp. (a)	32,133	7,977,660
Visa, Inc., Class A	65,124	13,895,508

		21,873,168
Machinery — 0.7%
Pentair PLC	42,643	2,792,690
Media — 10.5%
Comcast Corp., Class A	141,423	7,605,729
Liberty Global PLC, Series A (a)	240,303	10,222,490
Time Warner, Inc.	40,248	3,027,052
Twenty-First Century Fox, Inc., Class A	346,545	11,883,028
The Walt Disney Co.	92,889	8,269,908

		41,008,207
Oil, Gas & Consumable Fuels — 3.0%
Concho Resources, Inc. (a)	35,015	4,390,531
Gulfport Energy Corp. (a)	60,150	3,212,010
Laredo Petroleum, Inc. (a)	88,065	1,973,537
Range Resources Corp.	30,609	2,075,596

		11,651,674
Pharmaceuticals — 10.2%
AbbVie, Inc.	298,670	17,251,179
Allergan, Inc.	26,013	4,635,256
Perrigo Co. PLC	31,193	4,684,877
Valeant Pharmaceuticals International, Inc. (a)	102,162	13,403,654

		39,974,966
Real Estate Investment Trusts (REITs) — 1.1%
Crown Castle International Corp.	51,665	4,160,582
Road & Rail — 2.7%
Union Pacific Corp.	96,157	10,425,342
Software — 4.4%
salesforce.com, Inc. (a)	191,057	10,991,509
VMware, Inc., Class A (a)(b)	67,389	6,323,784

		17,315,293
Specialty Retail — 1.0%
The Home Depot, Inc.	43,783	4,016,652
Technology Hardware, Storage & Peripherals — 4.2%
Apple Inc.	164,137	16,536,803
Wireless Telecommunication Services — 0.8%
SoftBank Corp.	44,300	3,094,306
Total Common Stocks — 98.4%		384,258,202

Portfolio Abbreviations
ADR	American Depositary Receipts
JPY	Japanese Yen
USD	U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
Preferred Stock
Software — 0.7%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,858,021) (a)(c)	466,235	$2,858,021
Total Long-Term Investments (Cost — $341,994,219) — 99.1%		387,116,223

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	2,601,499	2,601,499

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)(f)	$7,365	$7,364,843
Total Short-Term Securities (Cost — $9,966,342) — 2.5%		9,966,342
Total Investments (Cost — $351,960,561*) — 101.6%		397,082,565
Liabilities in Excess of Other Assets — (1.6)%		(6,444,613)

Net Assets — 100.0%		$390,637,952

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$352,518,796

Gross unrealized appreciation	$48,411,345
Gross unrealized depreciation	(3,847,576)

Net unrealized appreciation	$44,563,769

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $2,858,021 and an original cost of $2,858,021 which was 0.7% of its net assets.

(d)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,786,098	815,401	2,601,499	$982
BlackRock Liquidity Series, LLC, Money Market Series	$14,128,372	$(6,763,529)	$7,364,843	$28,760

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,154,979	JPY	226,184,278	BNP Paribas S.A.	10/22/14	$92,330

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$7,208,732	—	—	$7,208,732
Airlines	4,314,545	—	—	4,314,545
Auto Components	3,422,343	—	—	3,422,343
Biotechnology	37,374,276	—	—	37,374,276
Chemicals	1,976,463	—	—	1,976,463
Consumer Finance	5,482,615	—	—	5,482,615
Diversified Financial Services	8,582,105	—	—	8,582,105
Electrical Equipment	6,109,349	—	—	6,109,349
Energy Equipment & Services	5,547,901	—	—	5,547,901
Food & Staples Retailing	2,369,951	—	—	2,369,951
Food Products	4,718,565	—	—	4,718,565
Health Care Equipment & Supplies	3,301,551	—	—	3,301,551
Health Care Providers & Services	5,082,959	—	—	5,082,959
Health Care Technology	953,304	—	—	953,304
Hotels, Restaurants & Leisure	17,096,317	—	—	17,096,317
Internet & Catalog Retail	25,023,707	—	—	25,023,707
Internet Software & Services	72,843,836	—	—	72,843,836
IT Services	21,873,168	—	—	21,873,168
Machinery	2,792,690	—	—	2,792,690
Media	41,008,207	—	—	41,008,207
Oil, Gas & Consumable Fuels	11,651,674	—	—	11,651,674
Pharmaceuticals	39,974,966	—	—	39,974,966
Real Estate Investment Trusts (REITs)	4,160,582	—	—	4,160,582
Road & Rail	10,425,342	—	—	10,425,342
Software	17,315,293	—	—	17,315,293
Specialty Retail	4,016,652	—	—	4,016,652
Technology Hardware, Storage & Peripherals	16,536,803	—	—	16,536,803
Wireless Telecommunication Services	—	$3,094,306	—	3,094,306
Preferred Securities	—	—	$2,858,021	2,858,021
Short-Term Securities	2,601,499	7,364,843	—	9,966,342
Total	$383,765,395	$10,459,149	$2,858,021	$397,082,565

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts.	—	$92,330	—	$92,330

[1]	Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $7,364,843 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 7.4%
Honeywell International, Inc.	7,700	$717,024
Lockheed Martin Corp.	2,790	509,956
Northrop Grumman Corp.	6,500	856,440
Raytheon Co.	11,810	1,200,132
United Technologies Corp.	8,770	926,112

		4,209,664
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	6,350	624,142
Auto Components — 0.5%
Johnson Controls, Inc.	6,725	295,900
Banks — 15.7%
Bank of America Corp.	52,190	889,839
Citigroup, Inc.	17,260	894,413
Fifth Third Bancorp	31,180	624,224
JPMorgan Chase & Co.	31,780	1,914,427
M&T Bank Corp.	1,255	154,729
SunTrust Banks, Inc.	23,850	907,015
The Toronto-Dominion Bank	11,670	575,919
U.S. Bancorp	22,240	930,299
Wells Fargo & Co.	39,845	2,066,760

		8,957,625
Beverages — 1.5%
The Coca-Cola Co.	6,915	294,994
Diageo PLC	19,560	564,149

		859,143
Capital Markets — 1.1%
Morgan Stanley	17,660	610,506
Chemicals — 3.3%
The Dow Chemical Co.	8,595	450,722
E.I. du Pont de Nemours & Co.	14,315	1,027,244
Praxair, Inc.	3,095	399,255

		1,877,221
Communications Equipment — 1.5%
Motorola Solutions, Inc.	6,890	435,999
QUALCOMM, Inc.	5,540	414,226

		850,225
Consumer Finance — 1.5%
American Express Co.	9,525	833,819
Containers & Packaging — 0.2%
MeadWestvaco Corp.	2,185	89,454
Diversified Financial Services — 0.8%
CME Group, Inc.	5,700	455,744
Diversified Telecommunication Services — 2.1%
BCE, Inc.	3,945	168,688
Verizon Communications, Inc.	20,980	1,048,790

		1,217,478
Electric Utilities — 2.2%
Duke Energy Corp.	3,364	251,526
ITC Holdings Corp.	4,680	166,748
NextEra Energy, Inc.	6,655	624,771

Common Stocks	Shares	Value
Electric Utilities (concluded)
Northeast Utilities	5,265	$233,240

		1,276,285
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	1,955	214,815
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	3,545	360,491
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	4,185	320,027
Food Products — 2.4%
General Mills, Inc.	5,365	270,664
Kraft Foods Group, Inc.	5,103	287,809
Mondelez International, Inc., Class A	15,520	531,793
Unilever NV - NY Shares	6,405	254,150

		1,344,416
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	5,170	215,020
Becton Dickinson & Co.	2,161	245,943

		460,963
Health Care Providers & Services — 0.4%
Quest Diagnostics, Inc.	4,275	259,407
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	8,265	783,605
Household Products — 1.8%
The Procter & Gamble Co.	12,145	1,017,022
Industrial Conglomerates — 3.7%
3M Co.	4,545	643,936
General Electric Co.	57,645	1,476,865

		2,120,801
Insurance — 6.1%
ACE Ltd.	5,675	595,137
The Chubb Corp.	5,305	483,179
MetLife, Inc.	15,900	854,148
Prudential Financial, Inc.	9,620	845,983
The Travelers Cos., Inc.	7,425	697,505

		3,475,952
IT Services — 1.6%
Automatic Data Processing, Inc.	2,210	183,607
International Business Machines Corp.	3,985	756,473

		940,080
Leisure Products — 0.4%
Mattel, Inc.	7,880	241,522
Media — 2.8%
Comcast Corp., Special Class A	29,585	1,582,797
Metals & Mining — 1.1%
BHP Billiton Ltd.	16,710	492,502
Southern Copper Corp.	5,224	154,892

		647,394
Multi-Utilities — 2.1%
Dominion Resources, Inc.	8,960	619,046

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Sempra Energy	3,165	$333,528
Wisconsin Energy Corp.	5,440	233,920

		1,186,494
Oil, Gas & Consumable Fuels — 11.2%
Chevron Corp.	13,125	1,566,075
ConocoPhillips	4,430	338,984
Enbridge, Inc.	8,570	410,231
Exxon Mobil Corp.	12,345	1,161,047
Marathon Oil Corp.	13,010	489,046
Marathon Petroleum Corp.	6,050	512,254
Occidental Petroleum Corp.	6,090	585,554
Phillips 66	2,820	229,294
Spectra Energy Corp.	7,316	287,226
Total SA — ADR	12,455	802,725

		6,382,436
Paper & Forest Products — 1.0%
International Paper Co.	12,130	579,086
Pharmaceuticals — 8.6%
AbbVie, Inc.	5,170	298,619
Bristol-Myers Squibb Co.	19,245	984,959
Johnson & Johnson	9,835	1,048,313
Merck & Co., Inc.	22,020	1,305,346
Pfizer, Inc.	43,600	1,289,252

		4,926,489
Professional Services — 0.4%
Nielsen Holdings N.V.	5,030	222,980
Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	2,620	245,311
Weyerhaeuser Co.	8,410	267,943

		513,254
Road & Rail — 1.6%
CSX Corp.	6,870	220,252

Common Stocks	Shares	Value
Road & Rail (concluded)
Union Pacific Corp.	6,170	$668,951

		889,203
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	33,490	1,166,122
Software — 2.1%
Microsoft Corp.	26,505	1,228,772
Specialty Retail — 2.7%
The Home Depot, Inc.	16,745	1,536,186
Textiles, Apparel & Luxury Goods — 1.0%
VF Corp.	8,980	592,949
Tobacco — 1.3%
Altria Group, Inc.	6,975	320,431
Philip Morris International, Inc.	5,035	419,919

		740,350
Water Utilities — 0.7%
American Water Works Co., Inc.	8,725	420,807
Total Long-Term Investments
(Cost — $41,056,992) — 98.6%		56,311,626

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	886,183	886,183
Total Short-Term Securities
(Cost — $886,183) — 1.6%		886,183
Total Investments (Cost — $41,943,175*) — 100.2%		57,197,809
Liabilities in Excess of Other Assets — (0.2)%		(112,777)

Net Assets — 100.0%		$57,085,032

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$41,948,130

Gross unrealized appreciation	$15,429,012
Gross unrealized depreciation	(179,333)

Net unrealized appreciation	$15,249,679

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	240,135	646,048	886,183	$228

(b)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$4,209,664	—	—	$4,209,664
Air Freight & Logistics	624,142	—	—	624,142
Auto Components	295,900	—	—	295,900
Banks	8,957,625	—	—	8,957,625
Beverages	294,994	$564,149	—	859,143
Capital Markets	610,506	—	—	610,506
Chemicals	1,877,221	—	—	1,877,221
Communications Equipment	850,225	—	—	850,225
Consumer Finance	833,819	—	—	833,819
Containers & Packaging	89,454	—	—	89,454
Diversified Financial Services	455,744	—	—	455,744
Diversified Telecommunication Services	1,217,478	—	—	1,217,478
Electric Utilities	1,276,285	—	—	1,276,285
Electrical Equipment	214,815	—	—	214,815
Energy Equipment & Services	360,491	—	—	360,491
Food & Staples Retailing	320,027	—	—	320,027
Food Products	1,344,416	—	—	1,344,416
Health Care Equipment & Supplies	460,963	—	—	460,963
Health Care Providers & Services	259,407	—	—	259,407
Hotels, Restaurants & Leisure	783,605	—	—	783,605
Household Products	1,017,022	—	—	1,017,022
Industrial Conglomerates	2,120,801	—	—	2,120,801
Insurance	3,475,952	—	—	3,475,952
IT Services	940,080	—	—	940,080
Leisure Products	241,522	—	—	241,522
Media	1,582,797	—	—	1,582,797
Metals & Mining	154,892	492,502	—	647,394
Multi-Utilities	1,186,494	—	—	1,186,494
Oil, Gas & Consumable Fuels	6,382,436	—	—	6,382,436
Paper & Forest Products	579,086	—	—	579,086
Pharmaceuticals	4,926,489	—	—	4,926,489
Professional Services	222,980	—	—	222,980
Real Estate Investment Trusts (REITs)	513,254	—	—	513,254
Road & Rail	889,203	—	—	889,203
Semiconductors & Semiconductor Equipment	1,166,122	—	—	1,166,122
Software	1,228,772	—	—	1,228,772
Specialty Retail	1,536,186	—	—	1,536,186
Textiles, Apparel & Luxury Goods	592,949	—	—	592,949
Tobacco	740,350	—	—	740,350
Water Utilities	420,807	—	—	420,807
Short-Term Securities	886,183	—	—	886,183
Total	$56,141,158	$1,056,651	—	$57,197,809

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for fair value for financial reporting purposes. As of September 30, 2014, foreign currency at value of $1,813 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Consolidated Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.3%
Healthscope Ltd. (a)	7,940,489	$16,963,581
Mesoblast Ltd. (a)(b)	958,768	3,617,405
National Australia Bank Ltd.	375,816	10,689,558

		31,270,544
Belgium — 0.1%
Anheuser-Busch InBev NV	41,729	4,627,682
RHJ International (a)	691,345	3,408,131
RHJ International — ADR (a)	36,463	179,781

		8,215,594
Brazil — 0.7%
BR Malls Participacoes SA	1,165,380	9,160,213
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	170,521	7,475,685
Cosan Ltd., Class A	896,194	9,643,047
Cyrela Brazil Realty SA Empreendimentos e Participacoes	846,169	4,269,303
Hypermarcas SA (a)	1,230,112	8,864,948
Itau Unibanco Holding SA, Class S Preference Shares	1,228,068	17,128,482
MRV Engenharia e Participacoes SA	1,448,990	4,818,621
Oi SA — ADR	3,815,485	2,670,839
Petroleo Brasileiro SA — ADR	682,103	9,679,042
Qualicorp SA (a)	657,436	6,505,199
SLC Agricola SA	421,762	2,836,157

		83,051,536
Canada — 2.0%
Agrium, Inc.	122,306	10,885,234
Athabasca Oil Corp. (a)	1,746,414	8,935,178
Bank of Nova Scotia	155,518	9,618,940
Barrick Gold Corp.	981,819	14,393,467
Cameco Corp.	923,522	16,309,398
Canadian National Railway Co.	420,261	29,821,721
Canadian Natural Resources Ltd.	1,209,228	46,966,416
Eldorado Gold Corp.	1,685,865	11,365,044
First Quantum Minerals Ltd.	1,845,690	35,629,999
Goldcorp, Inc.	1,286,149	29,620,011
Magna International, Inc.	54,704	5,191,957
Platinum Group Metals Ltd. (a)	5,360,633	4,738,628
Silver Wheaton Corp.	413,765	8,246,336
Suncor Energy, Inc.	43,739	1,581,165
Teck Resources Ltd., Class B	400,612	7,567,561

		240,871,055

Common Stocks	Shares	Value
China — 1.0%
Alibaba Group Holding Ltd. — ADR (a)	247,076	$21,952,703
Beijing Enterprises Holdings Ltd.	2,632,542	22,585,926
China Overseas Land & Investment Ltd.	5,246,000	13,463,044
CNOOC Ltd.	9,121,000	15,729,799
Dongfeng Motor Group Co. Ltd., Class H	1,630,800	2,673,909
Haitian International Holdings Ltd. (b)	2,541,800	5,765,195
Mindray Medical International Ltd. (b)	280,310	8,454,150
SINA Corp. (a)	434,440	17,872,862
Sinopharm Group Co. Ltd., Class H	1,977,600	7,225,500
Zhongsheng Group Holdings Ltd. (b)	3,441,706	3,688,167

		119,411,255
Denmark — 0.0%
TDC A/S	593,191	4,493,856
France — 3.8%
Arkema SA	230,669	15,457,071
AtoS (a)	264,143	19,128,260
AXA SA	693,152	17,074,204
BNP Paribas SA	780,843	51,823,437
Bouygues SA	12,233	396,549
Compagnie de Saint-Gobain	426,832	19,502,696
Danone	92,898	6,221,035
European Aeronautic Defence & Space Co. NV	645,443	40,573,058
GDF Suez	648,913	16,275,124
L’Oreal SA	37,533	5,952,568
LVMH Moet Hennessy Louis Vuitton SA	80,951	13,145,063
Orange SA	158,221	2,361,083
Remy Cointreau SA	110,708	7,970,338
Safran SA	945,403	61,294,328
Sanofi — ADR	141,972	8,011,480
Sanofi SA	430,098	48,631,723
Schneider Electric SA	30,508	2,324,477
Schneider Electric SE	202,360	15,525,639
Société Générale SA	309,261	15,774,831
Technip SA	241,474	20,256,393
Total SA	168,219	10,892,929
Total SA — ADR	394,673	25,436,675
UbiSOFT Entertainment (a)	585,066	9,594,607
Worldline SA (a)	687,059	13,884,713

		447,508,281
Germany — 1.9%
Allianz SE, Registered Shares	79,896	12,897,832
Bayerische Motoren Werke AG	109,187	11,669,342
Beiersdorf AG	98,565	8,200,816
Deutsche Annington Immobilien SE (a)	552,339	16,031,665

Portfolio Abbreviations
ADR	American Depositary Receipts	GDR	Global Depositary Receipts	NYSE	New York Stock Exchange
AUD	Australian Dollar	HKD	Hong Kong Dollar	PCL	Public Company Limited
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	REIT	Real Estate Investment Trust
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Yuan Renminbi	JSC	Joint Stock Company	S&P	Standard & Poor’s
EUR	Euro	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
FKA	Formerly Known As	MSCI	Morgan Stanley Capital International	USD	U.S. Dollar
FTSE	Financial Times Stock Exchange	MXN	Mexican Peso	WIBOR	Warsaw Interbank Offered Rate
GBP	British Pound

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Deutsche Bank AG, Registered Shares	539,732	$18,846,193
Deutsche Boerse AG	147,196	9,884,368
Deutsche Telekom AG, Registered Shares	796,387	12,054,619
Fresenius SE & Co. KGaA	338,892	16,730,839
Linde AG	74,638	14,286,492
RTL Group SA	57,586	4,930,878
RWE AG	121,010	4,709,801
Siemens AG, Registered Shares (a)	579,236	68,924,849
Volkswagen AG	4,512	932,275
Volkswagen AG, Preference Shares	138,849	28,673,585

		228,773,554
Hong Kong — 0.7%
AIA Group Ltd.	1,934,800	9,985,008
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	19,748,798	592,450
FU JI Food and Catering Services Holdings Ltd. (a)	146,663	23,990
The Link REIT	2,861,546	16,512,940
Sino Biopharmaceutical Ltd.	7,152,000	7,117,556
Sun Hung Kai Properties Ltd. (b)	2,351,000	33,358,688
Wharf Holdings Ltd.	2,892,000	20,541,075

		88,131,707
India — 0.4%
Axis Bank Ltd.	365,674	2,243,479
Cummins India Ltd.	1,171,000	12,692,126
HDFC Bank Ltd.	259,555	3,861,931
ICICI Bank Ltd.	97,972	2,271,682
Kotak Mahindra Bank Ltd.	153,189	2,506,887
Maruti Suzuki India Ltd.	141,797	7,357,980
Oil & Natural Gas Corp. Ltd.	1,802,215	11,901,619
Yes Bank Ltd.	268,173	2,424,746

		45,260,450
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	5,939,508	7,323,850
Ireland — 0.3%
Shire PLC	255,996	22,087,620
XL Group PLC	274,674	9,110,937

		31,198,557
Israel — 0.6%
Check Point Software Technologies Ltd. (a)(b)	31,350	2,170,674
Mobileye, Inc., Class F2 (Acquired 8/16/13, cost $9,354,122) (a)(k)	1,337,965	68,116,467

		70,287,141
Italy — 0.5%
EI Towers SpA (a)	240,316	12,722,072
Enel SpA (a)	2,442,138	12,919,266
Intesa Sanpaolo SpA	5,726,959	17,288,215
Snam SpA	1,126,015	6,217,667
Telecom Italia SpA (a)	3,935,137	4,500,941
Telecom Italia SpA	895,768	791,791
Terna Rete Elettrica Nazionale SpA (a)	653,364	3,279,624
UniCredit SpA	922,327	7,245,737

		64,965,313
Japan — 10.0%
Aisin Seiki Co. Ltd.	279,139	10,075,370
Ajinomoto Co., Inc.	370,000	6,153,108
Alpine Electronics, Inc.	45,500	751,274
Asahi Kasei Corp.	1,387,100	11,280,361
Astellas Pharma, Inc.	553,265	8,240,094
Autobacs Seven Co. Ltd.	36,500	566,848
The Bank of Yokohama Ltd.	340,000	1,869,602
Bridgestone Corp.	740,332	24,486,440

Common Stocks	Shares	Value
Japan (continued)
Canon Marketing Japan, Inc.	33,400	$643,409
The Chiba Bank Ltd.	289,000	2,010,407
Chubu Electric Power Co., Inc. (a)	344,000	3,949,266
Daihatsu Motor Co. Ltd.	108,100	1,715,378
Daikin Industries Ltd.	207,300	12,859,462
Daikyo, Inc.	575,000	1,076,119
Daito Trust Construction Co. Ltd.	76,800	9,081,804
Dena Co. Ltd. (b)	629,400	8,001,826
Denso Corp.	671,420	30,976,808
East Japan Railway Co.	407,551	30,526,689
FANUC Corp.	44,918	8,123,544
Fuji Heavy Industries Ltd.	2,404,464	79,651,917
Fukuoka Financial Group, Inc.	1,177,000	5,614,548
Futaba Industrial Co. Ltd.	362,721	2,107,434
Gree, Inc. (b)	773,600	5,274,787
GS Yuasa Corp.	412,000	2,400,572
GungHo Online Entertainment, Inc. (b)	818,300	3,895,776
Hitachi Chemical Co. Ltd.	480,700	8,538,262
Hitachi High-Technologies Corp.	50,500	1,452,268
Hitachi Ltd.	3,565,700	27,242,062
Honda Motor Co. Ltd.	844,883	28,987,798
Hoya Corp.	508,774	17,084,757
IHI Corp.	1,631,000	8,452,402
Inpex Corp.	2,096,539	29,641,031
Isuzu Motors Ltd.	698,500	9,878,459
Japan Airlines Co. Ltd.	838,600	22,946,349
JGC Corp.	685,302	18,723,528
JSR Corp.	771,900	13,471,082
Kamigumi Co. Ltd.	65,000	615,528
KDDI Corp.	360,000	21,656,244
Keyence Corp.	6,800	2,952,468
Kinden Corp.	65,000	668,452
Kirin Holdings Co. Ltd.	492,500	6,533,869
Koito Manufacturing Co. Ltd.	77,300	2,102,832
Komatsu Ltd.	263,100	6,080,545
Kubota Corp.	441,296	6,987,208
Kuraray Co. Ltd.	794,970	9,338,357
Kyocera Corp.	222,600	10,396,973
Kyowa Hakko Kirin Co. Ltd.	163,000	2,004,957
Mabuchi Motor Co. Ltd.	16,000	1,395,950
Maeda Road Construction Co. Ltd.	36,000	559,555
Mitsubishi Corp.	1,165,447	23,868,643
Mitsubishi Electric Corp.	1,427,000	19,023,606
Mitsubishi Heavy Industries Ltd.	1,991,000	12,817,738
Mitsubishi UFJ Financial Group, Inc.	5,085,200	28,658,737
Mitsui & Co. Ltd.	3,835,578	60,502,741
MS&AD Insurance Group Holdings	738,914	16,117,279
Murata Manufacturing Co. Ltd.	98,728	11,221,953
Nabtesco Corp.	86,700	2,076,957
Namco Bandai Holdings, Inc.	86,100	2,215,030
NEC Corp.	3,238,000	11,191,750
Nexon Co. Ltd.	256,700	2,116,995
Nikon Corp.	119,800	1,732,684
Nintendo Co. Ltd.	156,700	17,069,073
Nippon Express Co. Ltd.	384,000	1,608,314
Nippon Telegraph & Telephone Corp.	172,330	10,686,922
Nitori Holdings Co. Ltd.	129,100	7,998,426
Nitto Denko Corp.	349,500	19,137,290
NKSJ Holdings, Inc.	483,400	11,726,593
Nomura Real Estate Holdings, Inc.	322,200	5,541,078
Okumura Corp.	1,310,751	7,657,708
Omron Corp.	94,700	4,303,926
Otsuka Holdings Co. Ltd.	274,900	9,475,330
Rinnai Corp.	111,823	9,277,677
Rohm Co. Ltd.	277,853	17,495,017

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Ryohin Keikaku Co. Ltd.	57,400	$6,843,557
Sanrio Co. Ltd. (b)	67,400	1,953,758
Sawai Pharmaceutical Co. Ltd.	31,400	1,806,148
Sega Sammy Holdings, Inc.	344,300	5,543,597
Seino Holdings Co. Ltd.	102,000	817,662
Shimamura Co. Ltd.	12,100	1,112,389
Shin-Etsu Chemical Co. Ltd.	455,234	29,826,558
Ship Healthcare Holdings, Inc.	152,100	4,865,101
The Shizuoka Bank Ltd.	195,000	2,007,795
SMC Corp.	15,900	4,384,282
Sohgo Security Services Co. Ltd.	47,500	1,117,461
Sony Corp.	334,900	6,010,528
Sony Financial Holdings, Inc.	661,300	10,696,432
Stanley Electric Co. Ltd.	47,700	1,032,664
Sumitomo Corp.	1,040,200	11,480,811
Sumitomo Dainippon Pharma Co. Ltd.	192,300	2,453,301
Sumitomo Electric Industries Ltd.	620,748	9,189,439
Sumitomo Mitsui Financial Group, Inc.	719,047	29,297,206
Sumitomo Mitsui Trust Holdings, Inc.	1,438,000	5,987,053
Suntory Beverage & Food Ltd.	218,100	7,723,292
Suzuki Motor Corp.	1,390,289	46,109,223
THK Co. Ltd.	48,700	1,213,554
Toda Corp.	1,677,896	8,441,610
Tokio Marine Holdings, Inc.	1,845,623	57,265,255
Tokyo Gas Co. Ltd.	3,546,070	19,925,822
Toyota Industries Corp.	597,777	28,919,064
Toyota Motor Corp.	351,600	20,687,858
Trend Micro, Inc.	57,800	1,958,454
TV Asahi Holdings Corp.	34,300	540,918
Ube Industries Ltd.	3,046,346	4,857,817
Yamada Denki Co. Ltd. (b)	4,550,600	13,282,440
Yamaha Corp.	117,900	1,541,420
Yamaha Motor Co. Ltd.	161,100	3,156,729

		1,194,614,444
Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC — GDR	435,035	7,613,112
Malaysia — 0.3%
Axiata Group Bhd	6,099,486	13,022,811
IHH Healthcare Bhd	9,856,700	15,263,538
Telekom Malaysia Bhd	2,853,146	5,740,211

		34,026,560
Mexico — 0.4%
America Movil SAB de CV, Series L — ADR	264,131	6,656,101
Fibra Uno Administracion SA de CV	5,866,167	19,296,918
Fomento Economico Mexicano SAB de CV — ADR	53,041	4,882,424
Grupo Televisa S.A.B.	978,561	6,641,289
TF Administradora Industrial S de RL de CV	5,629,865	12,403,686

		49,880,418
Netherlands — 1.4%
Akzo Nobel NV	237,155	16,226,522
Constellium NV, Class A (a)	631,086	15,531,026
ING Groep NV — CVA (a)	1,287,490	18,300,757
Koninklijke DSM NV	216,676	13,359,995
Koninklijke Philips NV	194,214	6,176,000
Royal Dutch Shell PLC, A Shares — ADR	509,028	38,752,302
SBM Offshore NV (a)(b)	1,677,554	24,324,904
Unilever NV — CVA	935,439	37,123,237

		169,794,743
Norway — 0.3%
Statoil ASA	1,162,824	31,658,789

Common Stocks	Shares	Value
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	872,968	$5,256,728
Russia — 0.0%
Novorossiysk Commercial Sea Port PJSC — GDR (a)	282,101	806,809
Polyus Gold International Ltd. (a)(b)	669,121	2,085,410

		2,892,219
Singapore — 0.7%
CapitaLand Ltd.	10,183,350	25,511,898
Global Logistic Properties Ltd.	6,496,000	13,788,461
Keppel Corp. Ltd.	2,608,000	21,451,746
Raffles Medical Group Ltd. (b)	1,575,800	4,756,005
Singapore Telecommunications Ltd.	5,132,630	15,278,327

		80,786,437
South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	1,627,241	6,414,885
South Korea — 0.6%
Hyundai Motor Co.	70,858	12,766,713
Hyundai Wia Corp.	31,465	6,402,512
LG Household & Health Care Ltd.	6,761	3,244,517
Orion Corp.	483	400,158
Samsung Electronics Co. Ltd.	28,576	32,005,333
Samsung Electronics Co. Ltd., Preference Shares	4,382	3,727,939
Samsung Heavy Industries Co. Ltd.	205,828	4,911,090
Samsung SDI Co. Ltd.	23,387	2,708,370

		66,166,632
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA	1,274,666	15,341,290
Gas Natural SDG SA (a)	179,395	5,277,237

		20,618,527
Sweden — 0.5%
Getinge AB	397,717	9,985,637
Lundin Petroleum AB (a)	1,672,375	28,270,487
Svenska Handelsbanken AB, Class A	356,640	16,702,002

		54,958,126
Switzerland — 2.0%
Nestle SA, Registered Shares	797,067	58,577,274
Novartis AG, Registered Shares	374,440	35,260,410
Roche Holding AG	249,955	73,812,487
Swisscom AG, Registered Shares	7,500	4,251,246
Syngenta AG, Registered Shares	117,265	37,131,463
TE Connectivity Ltd.	41,901	2,316,706
UBS AG, Registered Shares	1,645,069	28,595,955

		239,945,541
Taiwan — 0.1%
Cheng Shin Rubber Industry Co. Ltd.	2,079,323	4,585,982
Far EasTone Telecommunications Co. Ltd.	2,135,988	4,095,125
Taiwan Mobile Co. Ltd.	1,392,000	4,221,002
Yulon Motor Co. Ltd.	2,565,000	3,831,446

		16,733,555
Thailand — 0.1%
Bangkok Dusit Medical Services PCL	21,963,300	12,531,104
Bumrungrad Hospital PCL	1,337,700	5,445,687

		17,976,791
United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC	549,147	9,062,686

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Arab Emirates (concluded)
NMC Health PLC	930,854	$7,198,143

		16,260,829
United Kingdom — 2.9%
Antofagasta PLC	2,523,574	29,364,789
AstraZeneca PLC	285,139	20,433,746
AstraZeneca PLC — ADR	81,819	5,845,149
BHP Billiton PLC	697,726	19,299,408
BT Group PLC	2,345,941	14,389,933
CNH Industrial NV — NYSE	134,320	1,065,158
Delphi Automotive PLC	137,975	8,463,387
Delta Topco Ltd. (Acquired 5/02/12, cost $8,295,346) (k)	13,440,990	7,876,420
Diageo PLC	99,377	2,866,227
Diageo PLC — ADR	129,365	14,928,721
Guinness Peat Group PLC (a)	1,865,979	866,725
HSBC Holdings PLC	2,827,216	28,727,981
John Wood Group PLC	475,109	5,823,386
Legal & General Group PLC	1,589,752	5,882,560
Lloyds Banking Group PLC (a)	17,411,888	21,661,455
Manchester United PLC, Class A (a)	305,006	5,026,499
National Grid PLC	1,106,803	15,910,091
Ophir Energy Plc (a)(b)	4,309,953	16,021,276
Prudential PLC	760,122	16,898,439
Rio Tinto PLC	1,054,185	51,654,625
SABMiller PLC	213,883	11,852,869
Spire Healthcare Group PLC (a)(c)	2,605,399	12,219,212
Unilever PLC	265,785	11,125,144
Vodafone Group PLC	1,799,155	5,928,585
Vodafone Group PLC — ADR	234,820	7,723,230

		341,855,015
United States — 27.9%
AbbVie, Inc.	968,805	55,958,177
Accenture PLC, Class A	26,205	2,130,991
ACE Ltd.	21,835	2,289,836
Actavis PLC (a)	106,755	25,757,846
Activision Blizzard, Inc.	1,343,048	27,921,968
Adobe Systems, Inc. (a)(b)	34,793	2,407,328
AES Corp.	867,170	12,296,471
Aetna, Inc.	240,004	19,440,324
Agilent Technologies, Inc.	379,114	21,601,916
Alexion Pharmaceuticals, Inc. (a)	85,502	14,177,942
Allergan, Inc.	125,304	22,327,920
Alliance Data Systems Corp. (a)	8,171	2,028,614
The Allstate Corp.	125,705	7,714,516
Amdocs Ltd.	47,232	2,167,004
American Capital Agency Corp.	151,156	3,212,065
American Electric Power Co, Inc.	286,722	14,969,756
American Express Co.	419,155	36,692,829
American International Group, Inc.	422,290	22,812,106
American Tower Corp.	121,278	11,355,259
American Water Works Co., Inc.	218,757	10,550,650
Ameriprise Financial, Inc.	19,025	2,347,304
AmerisourceBergen Corp.	28,258	2,184,343
Amgen, Inc.	21,537	3,025,087
Anadarko Petroleum Corp.	200,413	20,329,895
Apple Inc.	23,828	2,400,671
Archer-Daniels-Midland Co.	49,309	2,519,690
AT&T Inc.	171,145	6,031,150
Avnet, Inc.	46,924	1,947,346
AXIS Capital Holdings Ltd.	37,701	1,784,388
Bank of America Corp.	4,167,687	71,059,063
The Bank of New York Mellon Corp.	306,834	11,883,681
BB&T Corp.	332,816	12,384,083
Becton Dickinson & Co.	15,985	1,819,253
Berkshire Hathaway, Inc., Class B (a)	185,451	25,618,201

Common Stocks	Shares	Value
United States (continued)
Biogen Idec, Inc. (a)	83,769	$27,711,623
The Boeing Co.	15,321	1,951,589
BorgWarner, Inc.	183,685	9,663,668
Bristol-Myers Squibb Co.	340,164	17,409,593
C.R. Bard, Inc.	13,923	1,986,951
Calpine Corp. (a)	820,897	17,813,465
Capital One Financial Corp.	257,453	21,013,314
Cardinal Health, Inc.	165,586	12,405,703
CareFusion Corp. (a)	45,437	2,056,024
Castlight Health, Inc., Class B (a)(b)	126,629	1,638,579
Catalent, Inc. (a)	449,055	11,239,847
Catamaran Corp. (a)	229,044	9,654,205
Celgene Corp. (a)	208,102	19,723,908
CenterPoint Energy, Inc.	359,737	8,802,764
CF Industries Holdings, Inc.	8,069	2,253,026
Charter Communications, Inc., Class A (a)	61,430	9,298,659
Chesapeake Energy Corp.	254,133	5,842,518
Chevron Corp.	157,212	18,758,536
The Chubb Corp.	18,541	1,688,714
Cimarex Energy Co.	89,746	11,355,561
Cintas Corp.	31,822	2,246,315
Cisco Systems, Inc.	1,579,626	39,759,186
Citigroup, Inc.	798,782	41,392,883
CNA Financial Corp.	50,074	1,904,314
Coach, Inc.	813,697	28,975,750
The Coca-Cola Co.	806,007	34,384,259
Colfax Corp. (a)	436,737	24,880,907
Colgate-Palmolive Co.	230,308	15,020,688
Comcast Corp., Class A	998,429	53,695,512
Computer Sciences Corp.	44,155	2,700,078
CONSOL Energy, Inc.	275,604	10,434,367
Constellation Brands, Inc., Class A (a)	28,375	2,473,165
Crown Castle International Corp.	91,558	7,373,166
Crown Holdings, Inc. (a)	252,308	11,232,752
CSX Corp.	385,821	12,369,421
Cubist Pharmaceuticals, Inc. (a)	158,070	10,486,364
Cummins, Inc.	64,475	8,509,411
CVS Health Corp.	113,579	9,039,753
Danaher Corp.	122,838	9,333,231
Devon Energy Corp.	173,850	11,853,093
Diamondback Energy, Inc. (a)	270,643	20,238,684
Discover Financial Services	421,278	27,126,090
DISH Network Corp., Class A (a)	168,599	10,888,123
Dominion Resources, Inc.	336,013	23,215,138
Dover Corp.	21,045	1,690,545
DTE Energy Co.	51,331	3,905,262
Eaton Corp. PLC	331,547	21,010,133
eBay, Inc. (a)	681,720	38,605,804
Eclipse Resources Corp. (a)(b)	523,300	8,697,246
Ecolab, Inc.	54,572	6,266,503
Electronic Arts, Inc. (a)	497,409	17,712,734
Energizer Holdings, Inc.	15,975	1,968,280
Envision Healthcare Holdings, Inc. (a)	404,283	14,020,534
EOG Resources, Inc.	90,810	8,992,006
Equity Residential	325,221	20,027,109
Fastenal Co.	295,173	13,253,268
FedEx Corp.	110,325	17,811,971
Fidelity National Information Services, Inc.	46,189	2,600,441
Fifth Third Bancorp	407,670	8,161,553
FMC Corp.	273,421	15,636,947
Ford Motor Co.	2,023,750	29,931,262
Freeport-McMoRan Copper & Gold, Inc.	1,533,784	50,078,048
The Fresh Market, Inc. (a)(b)	323,078	11,285,115
General Dynamics Corp.	21,562	2,740,315

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Gilead Sciences, Inc. (a)	133,238	$14,183,185
The Goldman Sachs Group, Inc.	138,011	25,334,679
The Goodyear Tire & Rubber Co.	377,879	8,534,397
Google, Inc., Class A (a)	81,330	47,855,385
Google, Inc., Class C (a)	90,341	52,159,280
Harris Corp.	28,698	1,905,547
HCA Holdings, Inc. (a)	402,327	28,372,100
HealthSouth Corp.	220,967	8,153,682
Helmerich & Payne, Inc.	25,837	2,528,667
Humana, Inc.	178,382	23,241,391
Informatica Corp. (a)	172,432	5,904,072
International Flavors & Fragrances, Inc.	57,610	5,523,647
International Paper Co.	46,724	2,230,604
Intuit, Inc.	26,546	2,326,757
JB Hunt Transport Services, Inc.	150,254	11,126,309
Johnson Controls, Inc.	274,360	12,071,840
JPMorgan Chase & Co.	1,095,200	65,974,848
Kimberly-Clark Corp.	111,313	11,973,939
KLA-Tencor Corp.	23,377	1,841,640
Kohl’s Corp.	33,931	2,070,809
The Kroger Co.	49,081	2,552,212
L-3 Communications Holdings, Inc.	20,184	2,400,281
Lear Corp.	31,333	2,707,485
Liberty Media Corp., Class A (a)	327,222	15,438,334
Liberty Media Corp., Class C (a)	703,136	33,040,361
Lincoln National Corp.	63,854	3,421,297
Lululemon Athletica, Inc. (a)	194,572	8,173,970
Macy’s, Inc.	32,060	1,865,251
Marathon Oil Corp.	53,312	2,003,998
Marathon Petroleum Corp.	22,450	1,900,842
Marsh & McLennan Cos., Inc.	253,436	13,264,840
MasterCard, Inc., Class A	830,718	61,406,675
McDonald’s Corp.	289,283	27,426,921
McKesson Corp.	210,956	41,066,805
Medtronic, Inc.	263,619	16,331,197
MetLife, Inc.	237,819	12,775,637
Mettler-Toledo International, Inc. (a)	32,557	8,338,824
Microsoft Corp.	50,861	2,357,916
Mondelez International, Inc., Class A	205,733	7,049,441
Motorola Solutions, Inc.	29,684	1,878,404
Murphy Oil Corp.	69,089	3,931,855
Mylan, Inc. (a)	102,017	4,640,753
NextEra Energy Partners LP (a)	80,835	2,804,166
NextEra Energy, Inc.	214,956	20,180,069
Northrop Grumman Corp.	23,046	3,036,541
NRG Energy, Inc.	305,146	9,300,850
NRG Yield, Inc., Class A	41,523	1,953,657
Oasis Petroleum, Inc. (a)	127,141	5,315,765
Oceaneering International, Inc.	401,869	26,189,803
Ocwen Financial Corp. (a)	261,832	6,854,762
Oracle Corp.	1,356,443	51,924,638
PACCAR, Inc.	177,012	10,067,557
Parker Hannifin Corp.	16,509	1,884,502
Parsley Energy, Inc., Class A (a)	353,712	7,544,677
PerkinElmer, Inc.	214,877	9,368,637
Perrigo Co. PLC	71,760	10,777,634
Pfizer, Inc.	1,695,616	50,139,365
Phillips 66	656,389	53,370,990
Pitney Bowes, Inc.	76,112	1,902,039
PPG Industries, Inc.	15,792	3,106,918
PPL Corp.	451,678	14,833,106
Precision Castparts Corp.	115,670	27,399,910
The Procter & Gamble Co.	1,070,933	89,679,929
Prudential Financial, Inc.	97,175	8,545,569

Common Stocks	Shares	Value
United States (concluded)
Raytheon Co.	28,702	$2,916,697
Regeneron Pharmaceuticals, Inc. (a)	11,896	4,288,746
Regions Financial Corp.	1,460,432	14,662,737
Reinsurance Group of America, Inc.	26,440	2,118,637
Rockwell Automation, Inc.	267,446	29,386,966
Schlumberger Ltd.	322,404	32,785,263
Seagate Technology PLC	38,638	2,212,798
Sealed Air Corp.	308,304	10,753,644
SeaWorld Entertainment, Inc.	79,702	1,532,669
Sempra Energy	177,658	18,721,600
Southern Copper Corp.	838,343	24,856,870
The St. Joe Co. (a)	1,707,228	34,025,054
Stanley Black & Decker, Inc.	221,773	19,691,225
Stone Energy Corp. (a)	353,807	11,095,388
Team Health Holdings, Inc. (a)	104,299	6,048,299
Tenet Healthcare Corp. (a)	195,683	11,621,613
Thermo Fisher Scientific, Inc.	234,873	28,584,044
Time Warner Cable, Inc.	17,200	2,468,028
Twitter, Inc. (a)	1,162,480	59,960,718
Twitter, Inc. (a)	162,498	8,381,647
U.S. Bancorp	324,013	13,553,464
Union Pacific Corp.	466,760	50,606,119
United Continental Holdings, Inc. (a)	1,003,461	46,951,940
United Parcel Service, Inc., Class B	554,928	54,543,873
United Technologies Corp.	413,909	43,708,790
UnitedHealth Group, Inc.	465,982	40,190,947
Universal Health Services, Inc., Class B	177,147	18,511,861
Valero Energy Corp.	53,957	2,496,590
Veeva Systems, Inc. (a)	714,752	20,134,564
Verizon Communications, Inc.	835,401	41,761,696
Verizon Communications, Inc.	127,315	6,386,120
Vertex Pharmaceuticals, Inc. (a)	139,123	15,624,904
Viacom, Inc., Class B	22,826	1,756,232
Visa, Inc., Class A	331,740	70,783,364
VMware, Inc., Class A (a)(b)	65,709	6,166,133
Walgreen Co.	107,350	6,362,634
Waters Corp. (a)	117,581	11,654,629
WellCare Health Plans, Inc. (a)	126,062	7,606,581
WellPoint, Inc.	21,615	2,585,586
Wells Fargo & Co.	1,650,277	85,599,868
Western Digital Corp.	37,157	3,616,119
Wyndham Worldwide Corp.	28,925	2,350,445
Zimmer Holdings, Inc.	79,234	7,966,979

		3,319,842,888
Total Common Stocks — 60.1%		7,079,942,465

Corporate Bonds		Par (000)	Value
Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (c)	USD	1,273	929,290
YPF SA:
8.88%, 12/19/18 (c)		6,986	7,195,580
8.75%, 4/04/24 (c)		4,569	4,660,380

			12,785,250
Australia — 0.1%
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (c)		3,049	3,071,868
TFS Corp. Ltd., 11.00%, 7/15/18 (c)		10,183	11,303,130

			14,374,998

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Belgium — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17	USD	4,138	$4,132,484
Brazil — 0.2%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (c)		6,347	5,966,180
Petrobras Global Finance BV, 2.37%, 1/15/19 (d)		17,016	17,010,895

			22,977,075
Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (c)		2,574	2,885,289
Chile — 0.2%
Banco Del Estado De Chile/New York, Series YCD, 2.03%, 4/25/15		6,961	7,014,412
Banco Santander Chile, 2.11%, 6/07/18 (c)(d)		8,041	8,171,666
Inversiones Alsacia SA, 8.00%, 8/18/18 (a)(c)(e)		6,388	4,471,862

			19,657,940
China — 0.0%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(e)(f)	SGD	11,400	89,363
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(e)	USD	4,800	24,000
SINA Corp., 1.00%, 12/01/18 (c)(f)		5,846	5,381,974

			5,495,337
Colombia 9— 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (c)		2,929	2,943,645
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		17,985	18,036,221
Germany — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (c)		2,662	2,688,620
Volkswagen International Finance NV, 5.50%, 11/09/15 (c)(f)	EUR	12,700	16,539,692

			19,228,312
Hong Kong — 0.1%
FU JI Food and Catering Services Holdings Ltd.,
0.00%, 10/18/10 (a)(e)(f)	CNY	13,100	—
Hutchison Whampoa International 11 Ltd.,
3.50%, 1/13/17 (c)	USD	5,783	6,053,870
Sun Hung Kai Properties Capital Market Ltd.,
4.50%, 2/14/22		4,186	4,406,385

			10,460,255
India — 0.3%
REI Agro Ltd.:
5.50%, 11/13/14 (a)(e)(f)		2,291	458,200
5.50%, 11/13/14 (a)(c)(e)(f)		6,148	1,229,600
Reliance Holdings USA, Inc.:
4.50%, 10/19/20 (c)		4,353	4,554,052
5.40%, 2/14/22 (c)		1,995	2,177,806
State Bank of India, 3.62%, 4/17/19 (c)		8,677	8,805,550
Suzlon Energy Ltd., 3.25%, 7/16/19		17,936	13,452,000

			30,677,208
Indonesia — 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	233,750
10.75%, 10/06/17 (c)		3,957	1,681,725

			1,915,475
Italy — 0.3%
Intesa Sanpaolo SpA:
3.13%, 1/15/16		2,055	2,102,244

Corporate Bonds		Par (000)	Value
Italy (concluded)
3.88%, 1/16/18	USD	3,226	$3,363,895
3.88%, 1/15/19		13,973	14,495,926
Telecom Italia Finance SA, 6.13%, 11/15/16 (c)(f)	EUR	8,100	12,471,297
Telecom Italia SpA, 5.30%, 5/30/24 (c)	USD	8,517	8,346,660

			40,780,022
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		7,634	7,715,012
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		7,228	7,715,890
Matterhorn Mobile SA, 6.75%, 5/15/19 (c)	CHF	1,000	1,098,816

			8,814,706
Mexico — 0.1%
Trust F/1401, 5.25%, 12/15/24 (c)	USD	5,762	5,992,480
Netherlands — 0.1%
Bio City Development Co. BV, 0.00%, 7/06/18 (a)(c)(e)(g)		21,400	13,165,280
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22		3,115	3,128,261

			16,293,541
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (f)	SGD	12,250	9,626,578
2.95%, 6/20/22 (f)		23,250	18,293,633
1.95%, 10/17/23 (c)(f)		10,000	8,015,207
Olam International Ltd., 6.00%, 10/15/16 (f)	USD	9,100	9,759,750

			45,695,168
South Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 9/17/18		3,691	3,768,817
Hyundai Capital America, 2.13%, 10/02/17 (c)		3,497	3,539,349

			7,308,166
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (f)	EUR	13,300	17,159,827
Telefonica SA, 5.50%, 7/24/17 (f)		4,100	5,481,995

			22,641,822
Switzerland — 0.0%
UBS AG, 2.38%, 8/14/19	USD	5,782	5,731,222
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd.:
7.00%, 10/31/17 (c)		19,071	17,545,513
9.00%, 10/31/17 (c)		10,515	9,673,947

			27,219,460
United Kingdom — 0.2%
BAT International Finance PLC, 2.13%, 6/07/17 (c)		5,703	5,795,719
Delta Topco Ltd. (Acquired 5/02/12-1/02/14, cost $11,488,804), 10.00%, 11/24/60 (k)		11,272	11,315,803
Lloyds Bank PLC, 2.30%, 11/27/18		2,241	2,246,112

			19,357,634
United States — 2.7%
Ally Financial Inc.:
2.75%, 1/30/17		8,839	8,662,220
3.50%, 1/27/19		6,094	5,926,415
American Tower Corp., 3.40%, 2/15/19		2,448	2,501,048
AT&T Inc., 2.38%, 11/27/18		15,267	15,409,823

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States (concluded)
Bank of America Corp.:
2.00%, 1/11/18	USD	8,502	$8,465,025
1.30%, 3/22/18 (d)		4,536	4,620,229
6.88%, 4/25/18		5,686	6,558,255
2.60%, 1/15/19		5,626	5,615,041
Best Buy Co., Inc., 5.00%, 8/01/18		5,688	5,858,640
BioMarin Pharmaceutical, Inc.:
0.75%, 10/15/18 (f)		2,124	2,248,785
1.50%, 10/15/20 (f)		2,124	2,325,780
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (f)		1,195	1,537,816
Building Materials Corp. of America, 6.88%, 8/15/18 (c)		1,828	1,891,980
Cablevision Systems Corp., 5.88%, 9/15/22		3,674	3,554,595
Capital One Bank USA NA, 2.15%, 11/21/18		6,399	6,375,836
Chesapeake Energy Corp., 3.48%, 4/15/19 (d)		3,709	3,718,273
CIT Group, Inc., 4.75%, 2/15/15 (c)		6,631	6,697,310
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (f)		13,810	11,436,406
3.13%, 5/15/24 (f)		17,017	15,208,944
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		337	313,410
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (f)		3,792	8,832,990
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		13,919	13,820,871
2.38%, 1/16/18		6,116	6,172,371
5.00%, 5/15/18		7,797	8,515,462
Forest City Enterprises, Inc., 4.25%, 8/15/18 (f)		6,174	6,779,824
Forest Laboratories, Inc.:
4.38%, 2/01/19 (c)		7,328	7,713,167
5.00%, 12/15/21 (c)		5,139	5,493,000
General Electric Capital Corp.:
5.55%, 5/04/20		4,139	4,735,703
6.38%, 11/15/67 (d)		6,627	7,173,728
General Motors Financial Co., Inc., 3.50%, 7/10/19		9,249	9,318,340
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (f)		6,971	32,550,213
HSBC USA, Inc., 1.63%, 1/16/18		6,215	6,192,632
Hughes Satellite Systems Corp., 7.63%, 6/15/21		1,700	1,853,000
JPMorgan Chase & Co., 6.13%, 6/27/17		4,537	5,057,439
Morgan Stanley, 7.30%, 5/13/19		3,751	4,474,039
Mylan, Inc.:
3.75%, 9/15/15 (f)		6,137	20,965,526
2.55%, 3/28/19		7,971	7,926,825
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		4,506	4,551,060
Salesforce.com, Inc., 0.25%, 4/01/18 (f)		6,366	7,098,090
SunGard Data Systems, Inc., 7.38%, 11/15/18		2,459	2,532,770
Synchrony Financial, 3.75%, 8/15/21		5,725	5,776,714
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (f)		6,204	8,243,565
Twitter, Inc., 1.00%, 9/15/21 (c)(f)		5,453	5,333,716
WellPoint, Inc., 2.75%, 10/15/42 (f)		6,922	11,399,669
Xerox Corp., 6.35%, 5/15/18		3,707	4,235,729

			325,672,274
Total Corporate Bonds — 5.9%			698,790,996

Floating Rate Loan Interests (d)		Par (000)	Value
Canada — 0.0%
Essar Steel Algoma, Inc. (FKA Algoma Steel, Inc.), Term Loan, 12.25%, 11/15/14	USD	3,279	$3,276,920
Cyprus — 0.0%
Drillships Ocean Ventures, Inc., Term Loan, 5.50%, 7/25/21		6,485	6,274,596
Germany — 0.1%
Deutsche Raststatten Gruppe IV GmbH:
Facility A - 2nd Amended, 3.33% - 3.41%, 12/10/18	EUR	5,370	6,774,112
Facility B - 2nd Amended, 3.66%, 12/10/19		2,165	2,734,922

			9,509,034
United States — 1.0%
AP One Channel Center Mezz LLC, Mezzanine Term Loan, 6.40%, 7/14/19	USD	4,667	4,667,000
Charter Communications Operating LLC, Term G Loan, 4.25%, 9/10/21		7,440	7,412,918
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		5,656	5,415,851
Fieldwood Energy LLC, Closing Date Loan (Second Lien), 8.38%, 9/30/20		7,938	7,947,442
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.15%, 2/27/21		21,758	21,336,664
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		27,202	26,748,802
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		2,878	2,830,525
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		3,479	3,487,573
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.00%, 2/21/21		14,459	13,735,662
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.25%, 12/16/20		12,044	11,893,281
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.25%, 12/16/20		1,675	1,654,541
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.25%, 12/16/20		625	617,101
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		11,204	10,987,197

			118,734,557
Total Floating Rate Loan Interests — 1.1%			137,795,107

Foreign Agency Obligations
Brazil — 0.0%
Petrobras International Finance Co., 5.38%, 1/27/21		3,484	3,521,697

Foreign Government Obligations		Par (000)	Value
Argentina — 0.3%
Provincia de Buenos Aires, 10.88%, 1/26/21		2,893	2,610,933
Republic of Argentina:
8.75%, 5/07/24		14,108	12,725,002
Series X, 7.00%, 4/17/17		24,338	21,721,728

			37,057,663

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Australia — 1.9%
Australia Government Bonds:
5.25%, 3/15/19	AUD	88,137	$84,695,254
2.75%, 10/21/19		157,591	136,321,519

			221,016,773
Brazil — 1.8%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/23	BRL	65	66,960,564
Series B, 6.00%, 8/15/24		2	2,481,777
Series F, 10.00%, 1/01/21		219	83,395,434
Series F, 10.00%, 1/01/23		78	29,030,390
Series F, 10.00%, 1/01/25		58	21,134,288
Federative Republic of Brazil, 4.88%, 1/22/21	USD	12,324	13,100,412

			216,102,865
Germany — 0.8%
Bundesrepublik Deutschland, Series 2007, 4.25%, 7/04/17	EUR	69,525	98,237,532
Indonesia — 0.1%
Republic of Indonesia, 7.88%, 4/15/19	IDR	136,939,000	11,069,751
Mexico — 1.7%
United Mexican States:
8.00%, 12/07/23	MXN	7,515	63,376,286
10.00%, 12/05/24		14,734	141,653,622

			205,029,908
Poland — 0.8%
Republic of Poland:
5.25%, 10/25/20	PLN	126,562	43,929,980
5.75%, 10/25/21		132,643	47,667,420

			91,597,400
Turkey — 0.0%
Republic of Turkey, 6.75%, 4/03/18	USD	2,539	2,811,943
United Kingdom — 1.3%
United Kingdom Gilt, 2.25%, 9/07/23	GBP	92,969	149,960,117
Total Foreign Government Obligations — 8.7%			1,032,883,952

Investment Companies		Shares
ETFS Gold Trust (a)(h)		230,215	27,275,873
ETFS Palladium Trust (a)(h)		84,333	6,340,155
ETFS Platinum Trust (a)(h)		71,197	8,991,469
iShares Gold Trust (a)(h)(i)		2,098,037	24,547,033
SPDR Gold Trust (a)(h)		314,145	36,506,790
Total Investment Companies — 0.9%			103,661,320

Preferred Securities
Capital Trusts		Par (000)	Value
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (c)(d)(j)	USD	1,315	1,351,176
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (d)		5,934	6,290,040

Capital Trusts		Par (000)	Value
United Kingdom — 0.4%
HSBC Holdings PLC, 6.38% (d)(j)	USD	19,115	$19,091,106
Lloyds Bank PLC, 13.00% (d)(j)	GBP	10,485	28,088,621

			47,179,727
United States — 0.7%
Citigroup, Inc., 5.95% (d)(j)	USD	4,354	4,352,642
General Electric Capital Corp., Series B, 6.25% (d)(j)		8,900	9,589,750
The Goldman Sachs Group, Inc., Series L, 5.70% (d)(j)		10,037	10,182,537
Intel Corp., 3.25%, 8/01/39 (f)		3,508	5,882,477
JPMorgan Chase & Co.:
Series X, 6.10% (d)(j)		23,226	22,964,708
Series Q, 5.15% (d)(j)		11,200	10,668,000
Morgan Stanley, Series H, 5.45% (d)(j)		7,455	7,399,088
NBCUniversal Enterprise, Inc., 5.25% (c)(j)		5,389	5,604,560
USB Capital IX, 3.50% (d)(j)		8,577	7,290,450

			83,934,212
Total Capital Trusts — 1.2%			138,755,155

Preferred Stocks		Shares	Value
Israel — 0.6%
Mobileye, Inc., Class F2 (a)		1,337,965	68,116,467
United Kingdom — 0.2%
HSBC Holdings PLCSeries 2, 8.00%		248,034	6,607,626
Royal Bank of Scotland Group PLC:
Series M, 6.40%		189,525	4,643,363
Series Q, 6.75%		156,567	3,915,741
Series T, 7.25%		235,045	5,934,886

			21,101,616
United States — 1.1%
American Tower Corp.Series A, 5.25% (f)		45,686	4,956,931
Cliffs Natural Resources, Inc., 7.00% (f)		229,003	2,564,834
Crown Castle International Corp., Series A, 4.50% (f)		106,102	11,159,808
Dominion Resources, Inc., 6.38% (f)		112,000	5,588,800
Dropbox, Inc., Series C (Acquired 1/28/14, cost $28,835,783) (a)(k)		1,509,632	25,542,973
Fannie MaeSeries S, 8.13% (b)(d)		732,040	6,734,768
Forestar Group, Inc., 6.00% (f)		232,200	5,491,530
Health Care REIT, Inc.Series I, 6.50% (f)		170,886	9,771,262
Lookout, Inc., Series F (Acquired 9/19/14, cost $5,787,228), 0.40% (k)		506,625	5,787,228
NextEra Energy, Inc., 5.60% (f)		151,010	9,410,943
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $11,447,321) (a)(k)		1,867,426	11,447,321
Stanley Black & Decker, Inc., 6.25% (f)		30,775	3,483,422
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $17,574,548) (a)(k)		283,222	17,574,548
United Technologies Corp., 7.50% (f)		85,255	5,020,667
US Bancorp:
Series F, 6.50% (d)		226,774	6,503,878
Series G, 6.00% (d)		112,682	3,041,287
Wells Fargo & Co.Series L, 7.50% (f)		3,988	4,795,610

			138,875,810
Total Preferred Stocks — 1.9%			228,093,893

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Trust Preferreds		Shares	Value
Netherlands — 0.2%
RBS Capital Funding Trust V, Series E, 5.90% (j)		342,673	$8,066,522
RBS Capital Funding Trust VII, Series G, 6.08% (j)		425,427	10,163,451

			18,229,973
United States — 0.2%
Citigroup Capital XIII, Series 2, 7.88%, 10/30/40 (d)		409,834	11,032,731
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (d)		521,563	13,878,791

			24,911,522
Total Trust Preferreds — 0.4%			43,141,495
Total Preferred Securities — 2.9%			409,990,543

U.S. Treasury Obligations		Par (000)
U.S. Treasury Notes:
0.25%, 1/15/15-3/31/15 (h)(l)	USD	96,149	96,229,227
1.25%, 10/31/18		61,885	61,111,734
1.63%, 7/31/19-8/31/19		177,028	175,861,290
2.25%, 4/30/21		87,706	88,144,429
2.00%, 5/31/21		117,019	115,665,532
Total U.S. Treasury Obligations — 4.5%			537,012,212

Warrants (m)		Shares
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		3,244,408	2,706,810
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		523,292	436,582

			3,143,392
Hong Kong — 0.0%
Sun Hung Kai Properties Ltd. (Issued/exercisable 4/23/14, 1 Share for 1 warrant, Expires 4/22/16, Strike Price HKD 98.60) (a)		196,083	327,779
Total Warrants — 0.0%			3,471,171
Total Long-Term Investments (Cost — $9,107,746,113) — 84.1%			10,007,069,463

Short-Term Securities
Foreign Agency Obligations (n)		Par (000)
Japan Treasury Discount Bill:
0.01%, 11/25/14-12/15/14	JPY	3,480,000	31,728,863
0.00%, 1/08/15		2,290,000	20,879,872
0.02%, 3/10/15		1,160,000	10,575,646
Mexico Cetes:
3.52%, 10/16/14	MXN	45,746	34,061,204
3.57%, 11/13/14		12,173	9,031,975
3.03%, 12/11/14		56,671	41,950,221

Foreign Agency Obligations (n)		Par (000)	Value
3.01%, 1/22/15	MXN	34,803	$25,672,760
2.99%, 2/05/15-2/19/15		30,983	22,809,459
3.00%, 3/05/15-3/19/15		54,273	39,875,606
Total Foreign Agency Obligations — 2.0%			236,585,606

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (i)(o)		15,897,399	15,897,399

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (i)(o)(p)	USD	61,402	61,401,833
Total Money Market Funds — 0.7%			77,299,232

Time Deposits		Par (000)
Europe — 0.0%
Wells Fargo Securities, LLC, 0.00%, 10/01/14	EUR	150	189,343
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/14	HKD	1,591	204,846
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/14	JPY	63,871	582,369
Total Time Deposits — 0.0%			976,558

U.S. Treasury Obligations
U.S. Treasury Bills (n):
0.02%, 10/02/14-2/26/15	USD	217,400	217,385,655
0.03%, 10/09/14-3/12/15 (q)		888,117	888,084,970
0.04%, 10/16/14-2/12/15		452,893	452,878,092
0.05%, 1/15/15		12,453	12,452,352
Total U.S. Treasury Obligations — 13.2%			1,570,801,069
Total Short-Term Securities (Cost — $1,891,219,809) — 15.9%			1,885,662,465

Options Purchased
(Cost — $155,490,177) — 1.2%			145,094,484
Total Investments Before Investments Sold Short and Options Written (Cost — $11,154,456,099*) — 101.2%			12,037,826,412

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares
United States — (0.1)%
Campbell Soup Co.	54,825	$(2,342,672)
General Mills, Inc.	44,854	(2,262,884)
Kellogg Co.	37,419	(2,305,011)
Total Investments Sold Short (Proceeds — $7,154,129) — (0.1)%		(6,910,567)

Options Written	Value
(Premiums Received — $57,262,780) — (0.5)%	$(63,222,470)
Total Investments Net of Investments Sold Short and Options Written — 100.6%	11,967,693,375
Liabilities in Excess of Other Assets — (0.6)%	(66,446,318)

Net Assets — 100.0%	$11,901,247,057

Notes to Consolidated Schedule of Investments

*     As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,210,938,897

Gross unrealized appreciation	$1,256,876,343
Gross unrealized depreciation	(429,988,828)

Net unrealized appreciation	$826,887,515

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Convertible security.

(g)	Zero-coupon bond.

(h)	All or a portion of security is held by a wholly owned subsidiary.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold		Shares/Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	539,525	15,357,874	[1]	—		15,897,399	$15,897,399	$685	—
BlackRock Liquidity Series, LLC, Money Market Series	$65,844,802	—		$4,442,969	[2]	$61,401,833	$61,401,833	$1,509,836	—
iShares Gold Trust	2,310,427	25,701		(238,091)		2,098,037	$24,547,033	—	$(898,740)

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $147,660,760 and an original cost of $92,783,152 which was 1.2% of its net assets.

(l)	All or a portion of security has been segregated as collateral in connection with outstanding options written.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(n)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(o)	Represents the current yield as of report date.

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(q)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
42	CAC 40 10 Euro Future Index	Paris	October 2014	USD	2,341,556	$(8,228)
4	DAX Index	Eurex	December 2014	USD	1,198,704	(33,007)
(7,002)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	688,121,550	6,492,206
(37)	FTSE 100 Index	NYSE Liffe	December 2014	USD	3,962,123	94,319
	MSCI Emerging Markets
(1,928)	E-Mini Index	NYSE Liffe	December 2014	USD	96,660,280	6,079,782
10	NASDAQ 100 E-Mini Futures	Chicago Mercantile	December 2014	USD	808,950	3,814
55	Nikkei 225 Index	Chicago Mercantile	December 2014	USD	4,062,001	87,962
(426)	Russell 2000 Mini Index	InterContinental Exchange	December 2014	USD	46,715,160	1,725,317
Total						$14,442,165

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,827,200	USD	16,200,754	Credit Suisse International	10/02/14	$946
EUR	12,420,800	USD	15,681,260	Deutsche Bank AG	10/02/14	7,127
EUR	20,402,900	USD	25,774,984	UBS AG	10/02/14	(4,616)
JPY	2,551,252,412	USD	23,267,236	HSBC Bank USA N.A.	10/02/14	(4,960)
USD	17,140,603	EUR	12,827,200	Credit Suisse International	10/02/14	938,903
USD	16,594,313	EUR	12,420,800	Deutsche Bank AG	10/02/14	905,926
USD	27,275,821	EUR	20,402,900	UBS AG	10/02/14	1,505,453
USD	24,956,469	JPY	2,551,252,412	HSBC Bank USA N.A.	10/02/14	1,694,193
BRL	53,319,623	USD	21,718,787	Deutsche Bank AG	10/03/14	45,523
CHF	24,889,078	USD	27,453,662	HSBC Bank USA N.A.	10/03/14	(1,382,971)
USD	23,107,096	BRL	53,319,623	Deutsche Bank AG	10/03/14	1,342,785
USD	27,221,855	CHF	24,889,078	HSBC Bank USA N.A.	10/03/14	1,151,165
USD	27,484,782	EUR	20,537,700	Credit Suisse International	10/03/14	1,543,979
USD	27,834,078	EUR	20,797,200	JPMorgan Chase Bank N.A.	10/03/14	1,565,505
USD	29,527,124	JPY	3,024,123,776	Morgan Stanley Capital Services LLC	10/03/14	1,953,012
GBP	17,027,285	EUR	21,226,000	Deutsche Bank AG	10/09/14	790,200
USD	27,696,084	EUR	20,792,700	Credit Suisse International	10/09/14	1,432,140
USD	28,309,250	EUR	21,250,000	Deutsche Bank AG	10/09/14	1,467,675
USD	23,012,778	JPY	2,366,058,800	Credit Suisse International	10/09/14	1,437,979
BRL	27,321,846	USD	11,086,612	Deutsche Bank AG	10/10/14	43,356
USD	11,930,000	BRL	29,254,985	Deutsche Bank AG	10/10/14	12,538
USD	11,998,000	BRL	27,321,846	Deutsche Bank AG	10/10/14	868,032
USD	27,630,380	EUR	20,796,300	Morgan Stanley Capital Services LLC	10/10/14	1,361,712
USD	27,119,587	EUR	20,412,000	UBS AG	10/10/14	1,336,345
USD	47,024,667	JPY	4,857,460,008	JPMorgan Chase Bank N.A.	10/10/14	2,731,813
USD	34,688,834	MXN	457,459,000	Credit Suisse International	10/16/14	668,160
BRL	28,237,494	USD	12,020,047	UBS AG	10/17/14	(540,154)
USD	8,046,000	BRL	19,785,114	BNP Paribas S.A.	10/17/14	2,404
USD	11,930,000	BRL	29,320,361	BNP Paribas S.A.	10/17/14	9,870
USD	11,930,000	BRL	29,343,267	BNP Paribas S.A.	10/17/14	558
USD	12,057,000	BRL	28,237,494	UBS AG	10/17/14	577,107
USD	28,412,796	EUR	21,513,600	BNP Paribas S.A.	10/23/14	1,235,712
USD	27,826,041	EUR	21,077,300	Deutsche Bank AG	10/23/14	1,200,113
USD	28,350,142	JPY	2,945,579,762	BNP Paribas S.A.	10/23/14	1,488,230
USD	28,368,636	JPY	2,948,068,602	UBS AG	10/23/14	1,484,027

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,836,871	EUR	37,005,900	Deutsche Bank AG	10/24/14	$2,088,805
USD	17,652,275	JPY	1,854,630,934	BNP Paribas S.A.	10/24/14	739,033
USD	30,113,000	JPY	3,220,555,237	JPMorgan Chase Bank N.A.	10/24/14	743,260
USD	12,095,000	PLN	38,933,503	JPMorgan Chase Bank N.A.	10/24/14	351,183
GBP	7,060,000	USD	11,489,656	HSBC Bank USA N.A.	10/30/14	(47,378)
USD	30,047,000	BRL	73,062,285	Morgan Stanley Capital Services LLC	10/30/14	453,948
USD	30,048,444	EUR	23,368,000	BNP Paribas S.A.	10/30/14	527,366
USD	30,036,754	EUR	23,322,000	UBS AG	10/30/14	573,788
USD	29,866,987	AUD	33,821,000	Morgan Stanley Capital Services LLC	10/31/14	323,812
USD	40,515,344	JPY	4,246,008,000	Credit Suisse International	10/31/14	1,792,061
USD	28,780,238	JPY	3,016,960,387	JPMorgan Chase Bank N.A.	10/31/14	1,265,780
USD	6,040,000	BRL	14,602,425	Credit Suisse International	11/06/14	136,722
USD	6,040,000	BRL	14,602,425	Credit Suisse International	11/06/14	136,722
USD	6,040,000	BRL	14,600,130	Deutsche Bank AG	11/06/14	137,650
USD	6,040,000	BRL	14,652,678	JPMorgan Chase Bank N.A.	11/06/14	116,407
USD	6,040,000	BRL	14,653,396	BNP Paribas S.A.	11/07/14	117,728
USD	26,265,335	EUR	20,546,600	JPMorgan Chase Bank N.A.	11/07/14	307,070
USD	22,204,548	JPY	2,416,965,000	UBS AG	11/07/14	161,021
MXN	162,622,138	USD	12,262,217	BNP Paribas S.A.	11/13/14	(191,915)
MXN	238,808,717	USD	18,041,000	BNP Paribas S.A.	11/13/14	(315,902)
USD	10,485,962	EUR	8,123,300	JPMorgan Chase Bank N.A.	11/13/14	222,664
USD	23,061,145	JPY	2,447,986,669	Deutsche Bank AG	11/13/14	733,837
USD	23,013,837	JPY	2,442,274,440	Morgan Stanley Capital Services LLC	11/13/14	738,629
USD	30,142,000	MXN	401,430,855	BNP Paribas S.A.	11/13/14	346,600
USD	9,310,490	MXN	121,730,000	Deutsche Bank AG	11/13/14	275,325
USD	30,142,000	AUD	33,485,530	Deutsche Bank AG	11/14/14	920,132
USD	24,767,028	EUR	19,163,000	Morgan Stanley Capital Services LLC	11/14/14	555,562
USD	11,328,518	JPY	1,207,620,027	Deutsche Bank AG	11/14/14	314,130
USD	12,047,172	JPY	1,311,154,000	Deutsche Bank AG	11/14/14	88,478
USD	22,371,289	JPY	2,384,991,895	JPMorgan Chase Bank N.A.	11/14/14	618,397
GBP	10,588,000	USD	17,230,488	Morgan Stanley Capital Services LLC	11/20/14	(73,426)
USD	12,045,000	BRL	28,114,235	UBS AG	11/20/14	722,491
USD	11,864,448	JPY	1,269,994,238	Credit Suisse International	11/20/14	280,718
USD	18,066,000	JPY	1,929,177,810	UBS AG	11/20/14	469,798
MXN	158,892,286	USD	12,028,000	UBS AG	11/21/14	(240,745)
USD	30,113,000	AUD	33,279,181	Deutsche Bank AG	11/21/14	1,085,254
USD	2,299,000	BRL	5,710,716	Credit Suisse International	11/21/14	(266)
USD	11,930,000	BRL	29,650,464	Credit Suisse International	11/21/14	(7,961)
USD	22,692,393	JPY	2,429,157,171	BNP Paribas S.A.	11/21/14	535,694
USD	34,691,553	JPY	3,711,996,198	JPMorgan Chase Bank N.A.	11/21/14	833,891
USD	30,113,000	MXN	399,925,333	UBS AG	11/21/14	444,965
USD	21,642,397	JPY	2,320,000,000	BNP Paribas S.A.	11/25/14	480,797
GBP	6,946,678	EUR	8,745,000	Morgan Stanley Capital Services LLC	12/04/14	204,701
USD	28,126,334	JPY	3,023,580,948	BNP Paribas S.A.	12/04/14	543,525
USD	33,727,258	JPY	3,625,950,000	Morgan Stanley Capital Services LLC	12/04/14	649,298
USD	12,036,503	JPY	1,308,091,000	Credit Suisse International	12/05/14	103,110
USD	36,877,402	EUR	28,680,400	Deutsche Bank AG	12/11/14	633,859
USD	26,744,835	EUR	20,795,300	Morgan Stanley Capital Services LLC	12/11/14	465,727
USD	20,298,881	JPY	2,207,929,539	Credit Suisse International	12/11/14	153,959

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,101,538	JPY	2,948,918,328	HSBC Bank USA N.A.	12/11/14	$195,911
USD	29,888,793	MXN	393,205,000	BNP Paribas S.A.	12/11/14	757,921
USD	13,195,923	MXN	173,500,000	Morgan Stanley Capital Services LLC	12/11/14	342,053
USD	10,861,067	JPY	1,160,000,000	Morgan Stanley Capital Services LLC	12/15/14	276,463
USD	16,209,348	EUR	12,827,200	Credit Suisse International	12/18/14	(1,343)
USD	15,689,582	EUR	12,420,800	Deutsche Bank AG	12/18/14	(7,510)
USD	25,788,858	EUR	20,402,900	UBS AG	12/18/14	4,189
USD	23,279,125	JPY	2,551,252,412	HSBC Bank USA N.A.	12/18/14	(1,642)
USD	21,253,886	BRL	53,319,623	Deutsche Bank AG	12/19/14	(55,501)
USD	20,970,696	JPY	2,290,000,000	Credit Suisse International	1/08/15	67,134
USD	26,198,028	MXN	348,027,700	BNP Paribas S.A.	1/22/15	488,349
CNY	11,592,500	USD	1,858,964	Deutsche Bank AG	1/30/15	11,394
CNY	82,801,000	USD	13,277,903	Deutsche Bank AG	1/30/15	81,385
CNY	102,059,202	USD	16,482,429	Deutsche Bank AG	1/30/15	(15,983)
CNY	78,855,228	USD	12,609,775	JPMorgan Chase Bank N.A.	1/30/15	112,893
USD	6,444,000	CNY	39,427,614	Deutsche Bank AG	1/30/15	82,666
USD	6,444,000	CNY	39,430,836	Deutsche Bank AG	1/30/15	82,146
USD	6,444,000	CNY	39,456,612	Deutsche Bank AG	1/30/15	77,987
USD	12,726,000	CNY	78,137,640	Deutsche Bank AG	1/30/15	119,109
USD	6,444,000	CNY	39,411,504	JPMorgan Chase Bank N.A.	1/30/15	85,265
USD	6,444,000	CNY	39,443,724	JPMorgan Chase Bank N.A.	1/30/15	80,067
USD	8,683,291	MXN	116,134,680	Credit Suisse International	2/05/15	112,547
USD	14,491,162	MXN	193,696,120	Deutsche Bank AG	2/19/15	210,388
USD	23,245,571	MXN	310,363,240	HSBC Bank USA N.A.	3/05/15	385,598
USD	10,876,292	JPY	1,160,000,000	HSBC Bank USA N.A.	3/10/15	281,456
USD	17,276,210	MXN	232,368,480	HSBC Bank USA N.A.	3/19/15	177,725
INR	685,276,510	USD	10,759,562	Credit Suisse International	6/26/15	(283,012)
INR	762,232,118	USD	11,943,000	Credit Suisse International	6/26/15	(289,948)
INR	770,234,200	USD	11,890,000	Credit Suisse International	8/05/15	(209,158)
USD	11,998,000	CLP	7,212,357,740	Morgan Stanley Capital Services LLC	8/24/15	259,595
USD	12,027,000	CLP	7,232,857,395	UBS AG	8/26/15	257,022
USD	12,045,000	CLP	7,320,951,000	JPMorgan Chase Bank N.A.	9/15/15	149,767
Total						$54,221,024

•	Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
SPDR Gold Shares[1]	Call	USD	130.00	12/20/14	5,312	$162,016
The Coca-Cola Co.	Call	USD	45.00	1/17/15	1,012	49,588
Merck & Co., Inc.	Call	USD	55.00	1/17/15	419	214,738
MetLife, Inc.	Call	USD	50.00	1/17/15	1,215	613,575
Oracle Corp.	Call	USD	42.00	1/17/15	330	13,035
Prudential Financial, Inc.	Call	USD	82.50	1/17/15	673	503,068
Prudential Financial, Inc.	Call	USD	87.50	1/17/15	147	63,210
SPDR Gold Shares[1]	Call	USD	135.00	6/19/15	2,353	322,361
Total						$1,941,591

[1]	All or a portion of security is held by a wholly owned subsidiary.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	OTC options purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
EOG Resources, Inc.	Credit Suisse International	Call	USD	120.00	10/17/14	321,346	$—	28,921
CBOE Volatility Index	Credit Suisse International	Call	USD	15.00	10/22/14	348,092	—	730,993
	Morgan Stanley & Co.
Russell 2000 Index	International PLC	Call	USD	38.50	11/21/14	54,840	—	15,992
TOPIX Index	UBS AG	Call	JPY	1,240.60	12/12/14	2,905,614	—	2,511,767
SPDR Gold Shares[1]	JPMorgan Chase Bank N.A.	Call	USD	130.56	12/31/14	178,450	—	63,466
ACE Ltd.	Goldman Sachs International	Call	USD	95.00	1/16/15	517,121	—	5,532,233
Apache Corp.	Citibank N.A.	Call	USD	110.00	1/16/15	171,600	—	108,966
The Coca-Cola Co.	Deutsche Bank AG	Call	USD	45.00	1/16/15	2,316,719	—	1,135,192
	Morgan Stanley & Co.
Delphi Automotive PLC	International PLC	Call	USD	72.50	1/16/15	30,100	—	12,040
Electronic Arts, Inc.	Citibank N.A.	Call	USD	37.00	1/16/15	447,300	—	845,397
Google, Inc.	Deutsche Bank AG	Call	USD	600.00	1/16/15	22,868	—	412,767
Merck & Co., Inc.	Deutsche Bank AG	Call	USD	55.00	1/16/15	1,123,257	—	5,756,692
MetLife, Inc.	Goldman Sachs International	Call	USD	50.00	1/16/15	930,829	—	4,700,686
Mylan, Inc.	Bank of America N.A.	Call	USD	47.00	1/16/15	278,056	—	595,040
Mylan, Inc.	Deutsche Bank AG	Call	USD	47.00	1/16/15	278,056	—	595,040
Mylan, Inc.	Goldman Sachs International	Call	USD	55.00	1/16/15	278,056	—	112,613
Oceaneering International, Inc.	Deutsche Bank AG	Call	USD	70.00	1/16/15	171,566	—	227,325
Oracle Corp.	Deutsche Bank AG	Call	USD	42.00	1/16/15	1,158,360	—	457,552
Pfizer, Inc.	Citibank N.A.	Call	USD	32.50	1/16/15	1,139,142	—	200,842
Prudential Financial, Inc.	Citibank N.A.	Call	USD	87.50	1/16/15	712,487	—	3,063,694
Siemens AG	Deutsche Bank AG	Call	USD	150.00	1/16/15	301,623	—	120,649
Visa, Inc.	Deutsche Bank AG	Call	USD	220.00	1/16/15	139,700	—	733,425
Coach, Inc.	Bank of America N.A.	Call	USD	60.00	2/20/15	230,674	—	1,308
Johnson & Johnson	Deutsche Bank AG	Call	USD	105.00	2/20/15	1,177,621	—	5,014,098
Nikkei 225 Index	Citibank N.A.	Call	JPY	16,500.00	3/13/15	230,482	—	768,141
Nikkei 225 Index	Citibank N.A.	Call	JPY	16,500.00	3/13/15	230,408	—	1,355,032
	Morgan Stanley & Co.
TOPIX Index	International PLC	Call	JPY	1,350.00	3/13/15	3,318,516	—	1,361,598
EQT Corp.	Citibank N.A.	Call	USD	100.00	3/20/15	143,000	—	521,950
EQT Corp.	Deutsche Bank AG	Call	USD	100.00	3/20/15	180,180	—	657,657
SPDR Gold Shares[1]	JPMorgan Chase Bank N.A.	Call	USD	133.44	3/20/15	157,750	—	127,303
Devon Energy Corp.	Barclays Bank PLC	Call	USD	75.00	4/17/15	228,837	—	488,567
Devon Energy Corp.	Citibank N.A.	Call	USD	75.00	4/17/15	228,837	—	488,567
Marathon Petroleum Corp.	Citibank N.A.	Call	USD	90.00	4/17/15	286,119	—	1,258,924
Marathon Petroleum Corp.	Deutsche Bank AG	Call	USD	90.00	4/17/15	286,119	—	1,258,924
Marathon Petroleum Corp.	Goldman Sachs International	Call	USD	100.00	4/17/15	285,450	—	542,355
	Morgan Stanley & Co.
Marathon Petroleum Corp.	International PLC	Call	USD	90.00	4/17/15	114,447	—	503,567
Anadarko Petroleum Corp.	Barclays Bank PLC	Call	USD	115.00	5/15/15	194,497	—	1,050,284
Anadarko Petroleum Corp.	Citibank N.A.	Call	USD	115.00	5/15/15	320,348	—	1,729,879
Anadarko Petroleum Corp.	Deutsche Bank AG	Call	USD	115.00	5/15/15	526,286	—	2,841,944
	Morgan Stanley & Co.
Anadarko Petroleum Corp.	International PLC	Call	USD	115.00	5/15/15	102,969	—	556,033
Phillips 66	Citibank N.A.	Call	USD	85.00	5/15/15	285,943	—	1,286,743
Phillips 66	Deutsche Bank AG	Call	USD	85.00	5/15/15	114,376	—	491,817
Phillips 66	UBS AG	Call	USD	85.00	5/15/15	114,378	—	492,969
Tesoro Corp.	Goldman Sachs International	Call	USD	65.00	5/15/15	228,800	—	1,023,880
TOPIX Index	Goldman Sachs International	Call	JPY	1,288.50	6/12/15	4,009,954	—	3,282,435
	Morgan Stanley & Co.
TOPIX Index	International PLC	Call	JPY	1,346.15	6/12/15	2,174,056	—	1,160,057
AbbVie	Barclays Bank PLC	Call	USD	55.00	6/19/15	567,000	—	3,386,827
Aetna, Inc.	Barclays Bank PLC	Call	USD	80.00	6/19/15	450,000	—	2,903,544

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

OTC options purchased as of September 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts		Notional Amount (000)	Market Value
Humana Inc.	Goldman Sachs International	Call	USD	125.00	6/19/15	286,033		—	$3,984,036
TOPIX Index	Bank of America N.A.	Call	JPY	1,344.04	9/11/15	2,295,714		—	1,593,614
TOPIX Index	BNP Paribas S.A.	Call	JPY	1,357.29	9/11/15	1,839,798		—	1,188,089
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	106.50	9/14/15	—	USD	57,208	2,719,801
	Morgan Stanley & Co.
USD Currency	International PLC	Call	JPY	106.72	9/15/15	—	USD	57,194	2,647,938
TOPIX Index	Bank of America N.A.	Call	JPY	1,314.84	12/11/15	3,865,179		—	3,508,084
TOPIX Index	Citibank N.A.	Call	JPY	1,325.00	12/11/15	4,048,380		—	3,308,628
EURO STOXX 50 Index	JPMorgan Chase Bank N.A.	Call	EUR	3,325.00	12/18/15	8,368		—	1,701,581
Bank of America Corp.	Goldman Sachs International	Call	USD	20.00	1/15/16	915,400		—	837,591
Citigroup, Inc.	Goldman Sachs International	Call	USD	70.00	1/15/16	629,300		—	648,179
Cobalt International Energy, Inc.	Deutsche Bank AG	Call	USD	15.00	1/15/16	674,025		—	1,718,764
Cobalt International Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	15.00	1/15/16	471,818		—	1,026,204
The Goldman Sachs Group, Inc.	Deutsche Bank AG	Call	USD	220.00	1/15/16	85,800		—	323,895
JPMorgan Chase & Co.	Goldman Sachs International	Call	USD	75.00	1/15/16	572,100		—	566,379
Wells Fargo & Co.	Goldman Sachs International	Call	USD	60.00	1/15/16	286,100		—	327,585
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	348.12	9/16/16	74,227		—	1,198,240
EURO STOXX 50 Index	Goldman Sachs International	Call	EUR	3,293.01	12/16/16	19,657		—	5,907,164
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	347.97	12/16/16	62,122		—	1,186,453
	Morgan Stanley & Co.
EURO STOXX 50 Index	International PLC	Call	EUR	3,450.00	3/17/17	7,782		—	1,888,514
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	355.61	3/17/17	69,976		—	1,090,494
EURO STOXX 50 Index	Citibank N.A.	Call	EUR	3,500.00	6/16/17	7,230		—	1,688,160
EURO STOXX 50 Index	Bank of America N.A.	Call	EUR	3,600.00	9/15/17	7,747		—	1,678,088
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	372.06	9/15/17	47,705		—	590,101
EURO STOXX 50 Index	Barclays Bank PLC	Call	EUR	3,500.00	12/15/17	7,935		—	2,231,478
EURO STOXX 50 Index	Goldman Sachs International	Call	EUR	3,500.00	3/16/18	6,612		—	1,758,722
EURO STOXX 50 Index	UBS AG	Call	EUR	3,600.00	6/15/18	3,205		—	915,835
EURO STOXX 50 Index	Deutsche Bank AG	Call	EUR	3,426.55	9/21/18	3,336		—	940,429
EURO STOXX 50 Index	Credit Suisse International	Put	EUR	3,194.78	10/17/14	13,654		—	505,735
Russell 2000 Index	Credit Suisse International	Put	USD	1,109.21	10/17/14	51,248		—	1,146,670
S&P 500 Index	Goldman Sachs International	Put	USD	1,975.00	10/17/14	29,922		—	755,531
	Morgan Stanley & Co.
S&P 500 Index	International PLC	Put	USD	1,970.00	10/17/14	40,920		—	951,390
S&P 500 Index	UBS AG	Put	USD	1,950.00	10/17/14	20,812		—	350,682
Russell 2000 Index	Bank of America N.A.	Put	USD	1,100.00	11/21/14	50,297		—	1,710,098
Russell 2000 Index	BNP Paribas S.A.	Put	USD	1,135.00	11/21/14	54,418		—	2,846,295
Russell 2000 Index	JPMorgan Chase Bank N.A.	Put	USD	1,115.00	11/21/14	51,640		—	2,085,963
	Morgan Stanley & Co.
S&P 500 Index	International PLC	Put	USD	1,965.00	11/21/14	25,234		—	993,918
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	1,042.00	12/19/14	26,991		—	1,600,046
Transocean Ltd.	Bank of America N.A.	Put	USD	38.00	1/16/15	343,092		—	2,470,262
Transocean Ltd.	Deutsche Bank AG	Put	USD	36.00	1/16/15	191,537		—	1,005,569
Transocean Ltd.	Goldman Sachs International	Put	USD	37.00	1/16/15	522,200		—	3,368,190
Brazil Bovespa Stock Index	JPMorgan Chase Bank N.A.	Put	USD	55,853.04	2/18/15	506		—	1,953,167
	Morgan Stanley & Co.
Brazil Bovespa Stock Index	International PLC	Put	USD	55,443.54	2/18/15	509		—	1,865,529
Transocean Ltd.	Citibank N.A.	Put	USD	35.00	2/20/15	468,835		—	2,238,687
Total									$135,537,473

[1]	All or a portion of security is held by a wholly owned subsidiary.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	OTC interest rate swaptions purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.75%	Receive	3-month LIBOR	11/14/14	USD	920,402	$544,878
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.89%	Receive	3-month LIBOR	12/15/14	USD	806,950	1,901,578
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.93%	Receive	3-month LIBOR	1/15/15	USD	173,878	576,371
1-Year Interest Rate Swap	Deutsche Bank AG	Call	1.42%	Receive	3-month LIBOR	2/12/15	USD	580,046	457,076
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.00%	Receive	3-month LIBOR	2/17/15	USD	229,638	1,086,463
1-Year Interest Rate Swap	Deutsche Bank AG	Call	1.41%	Receive	3-month LIBOR	2/20/15	USD	580,214	419,205
1-Year Interest Rate Swap	Deutsche Bank AG	Call	1.62%	Receive	3-month LIBOR	3/12/15	USD	580,668	837,730
1-Year Interest Rate Swap	Bank of America N.A.	Call	1.45%	Receive	3-month LIBOR	3/13/15	USD	580,041	473,545
1-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Receive	3-month LIBOR	4/14/15	USD	580,147	519,232
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	4,660,748	230,286
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	2,322,553	114,756
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	6-month JPY LIBOR	7/29/16	JPY	2,831,410	270,728
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	2,370,178	183,572
Total									$7,615,420

•	OTC barrier options written as of September 30, 2014 were as follows:

Description	Counterparty	Strike Price		Barrier Price/Range		Expiration Date	Contracts	Market Value
EURO STOXX 50 Index	Deutsche Bank AG	EUR	2,586.07	EUR	2,165.83	09/21/18	3,336	$(965,759)

•	Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Tenet Healthcare Corp.	Call	USD	49.00	11/22/14	1,141	$(1,414,840)
Lululemon Athletica, Inc.	Call	USD	42.50	12/20/14	644	(178,066)
Ocean Rig UDW, Inc.	Put	USD	15.00	3/20/15	608	(94,240)
Total						$(1,687,146)

•	OTC options written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EURO STOXX 50 Index	Credit Suisse International	Call	EUR	3,373.17	10/17/14	13,654	$(50,271)
Russell 2000 Index	Credit Suisse International	Call	USD	1,194.10	10/17/14	51,248	(37,611)
S&P 500 Index	UBS AG	Call	USD	2,029.24	10/17/14	20,812	(33,942)
CBOE Volatility Index	Credit Suisse International	Call	USD	25.00	10/22/14	348,092	(87,023)
Russell 2000 Index	Bank of America N.A.	Call	USD	1,170.00	11/21/14	50,297	(276,633)
Russell 2000 Index	BNP Paribas S.A.	Call	USD	1,230.00	11/21/14	54,418	(31,290)
Russell 2000 Index	JPMorgan Chase Bank N.A.	Call	USD	1,180.00	11/21/14	51,640	(198,814)
TOPIX Index	UBS AG	Call	JPY	1,410.88	12/12/14	2,905,614	(210,692)
MSCI Emerging Markets Index	Bank of America N.A.	Call	USD	1,126.63	12/19/14	26,991	(56,632)
ACE Ltd.	Goldman Sachs International	Call	USD	110.00	1/16/15	517,121	(746,035)
Delphi Automotive PLC	Morgan Stanley & Co. International PLC	Call	USD	82.50	1/16/15	30,100	(686)
Diamondback Energy, Inc.	Credit Suisse International	Call	USD	75.00	1/16/15	57,217	(360,467)
MetLife, Inc.	Goldman Sachs International	Call	USD	60.00	1/16/15	930,829	(553,843)
Mylan, Inc.	Bank of America N.A.	Call	USD	55.00	1/16/15	278,056	(112,613)
Prudential Financial, Inc.	Citibank N.A.	Call	USD	97.50	1/16/15	712,487	(691,112)
Brazil Bovespa Stock Index	JPMorgan Chase Bank N.A.	Call	USD	66,572.31	2/18/15	506	(336,383)
Brazil Bovespa Stock Index	Morgan Stanley & Co. International PLC	Call	USD	65,937.40	2/18/15	509	(381,205)

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

OTC options written as of September 30, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Nikkei 225 Index	Citibank N.A.	Call	JPY	18,000.00	3/13/15	230,408	$(451,677)
Nikkei 225 Index	Citibank N.A.	Call	JPY	18,000.00	3/13/15	230,482	(451,822)
Cimarex Energy Co.	Citibank N.A.	Call	USD	130.00	3/20/15	57,209	(546,346)
Marathon Petroleum Corp.	Deutsche Bank AG	Call	USD	100.00	4/17/15	285,450	(542,355)
TOPIX Index	Goldman Sachs International	Call	JPY	1,490.61	6/12/15	4,009,954	(816,465)
AbbVie	Barclays Bank PLC	Call	USD	65.00	6/19/15	567,000	(1,086,191)
Aetna, Inc.	Barclays Bank PLC	Call	USD	90.00	6/19/15	450,000	(1,141,425)
Humana Inc.	Goldman Sachs International	Call	USD	155.00	6/19/15	286,033	(991,774)
TOPIX Index	Bank of America N.A.	Call	JPY	1,635.04	9/11/15	2,295,714	(323,989)
TOPIX Index	BNP Paribas S.A.	Call	JPY	1,660.07	9/11/15	1,839,798	(228,953)
TOPIX Index	Bank of America N.A.	Call	JPY	1,627.28	12/11/15	3,865,179	(464,114)
TOPIX Index	Citibank N.A.	Call	JPY	1,600.00	12/11/15	4,048,380	(586,909)
EURO STOXX 50 Index	Credit Suisse International	Put	EUR	2,967.74	10/17/14	13,654	(61,548)
Russell 2000 Index	Credit Suisse International	Put	USD	1,018.67	10/17/14	51,248	(97,517)
S&P 500 Index	Goldman Sachs International	Put	USD	1,875.00	10/17/14	29,922	(163,075)
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,870.00	10/17/14	40,920	(206,646)
S&P 500 Index	UBS AG	Put	USD	1,850.00	10/17/14	20,812	(80,126)
Russell 2000 Index	Bank of America N.A.	Put	USD	1,020.00	11/21/14	50,297	(583,445)
Russell 2000 Index	BNP Paribas S.A.	Put	USD	1,070.00	11/21/14	54,418	(1,246,172)
Russell 2000 Index	JPMorgan Chase Bank N.A.	Put	USD	1,040.00	11/21/14	51,640	(795,256)
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	35.50	11/21/14	54,840	(66,612)
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,825.00	11/21/14	25,234	(295,238)
TOPIX Index	UBS AG	Put	JPY	1,094.64	12/12/14	2,905,614	(40,186)
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	967.95	12/19/14	26,991	(651,627)
Ocean Rig UDW, Inc.	Goldman Sachs International	Put	USD	17.50	12/19/14	286,949	(659,983)
Anadarko Petroleum Corp.	Citibank N.A.	Put	USD	110.00	1/16/15	228,860	(4,165,252)
Anadarko Petroleum Corp.	Deutsche Bank AG	Put	USD	110.00	1/16/15	263,100	(3,321,637)
Apache Corp.	Citibank N.A.	Put	USD	100.00	1/16/15	114,400	(275,704)
Delphi Automotive PLC	Morgan Stanley & Co. International PLC	Put	USD	65.00	1/16/15	30,100	(159,530)
Diamondback Energy, Inc.	Citibank N.A.	Put	USD	72.50	1/16/15	57,203	(666,415)
Gulfport Energy Corp.	Deutsche Bank AG	Put	USD	60.00	1/16/15	342,500	(2,962,625)
Hess Corp.	Citibank N.A.	Put	USD	95.00	1/16/15	112,400	(533,900)
Marathon Petroleum Corp.	Citibank N.A.	Put	USD	90.00	1/16/15	114,398	(989,543)
Marathon Petroleum Corp.	Goldman Sachs International	Put	USD	90.00	1/16/15	228,600	(2,034,540)
Pfizer, Inc.	Citibank N.A.	Put	USD	28.00	1/16/15	1,139,142	(699,160)
Phillips 66	Barclays Bank PLC	Put	USD	85.00	1/16/15	114,482	(767,029)
Phillips 66	Citibank N.A.	Put	USD	85.00	1/16/15	171,800	(1,151,060)
Phillips 66	Goldman Sachs International	Put	USD	90.00	1/16/15	57,145	(622,881)
Phillips 66	UBS AG	Put	USD	85.00	1/16/15	57,181	(383,113)
Transocean, Inc.	Goldman Sachs International	Put	USD	32.00	1/16/15	228,754	(560,447)
Transocean, Inc.	Goldman Sachs International	Put	USD	38.00	1/16/15	343,092	(2,470,262)
Brazil Bovespa Stock Index	JPMorgan Chase Bank N.A.	Put	USD	51,903.83	2/18/15	506	(1,149,020)
Brazil Bovespa Stock Index	Morgan Stanley & Co. International PLC	Put	USD	50,617.48	2/18/15	509	(958,720)
Coach, Inc.	Bank of America N.A.	Put	USD	42.50	2/20/15	230,674	(1,769,616)
Oasis Petroleum, Inc.	Barclays Bank PLC	Put	USD	44.00	2/20/15	114,405	(572,025)
Oasis Petroleum, Inc.	Citibank N.A.	Put	USD	41.00	2/20/15	286,110	(944,163)
Oasis Petroleum, Inc.	Deutsche Bank AG	Put	USD	44.00	2/20/15	114,406	(572,030)
Nikkei 225 Index	Citibank N.A.	Put	JPY	14,250.00	3/13/15	230,408	(441,173)
Nikkei 225 Index	Citibank N.A.	Put	JPY	14,250.00	3/13/15	230,482	(441,315)
TOPIX Index	Morgan Stanley & Co. International PLC	Put	JPY	1,195.00	3/13/15	3,318,516	(731,353)
CONSOL Energy, Inc.	Barclays Bank PLC	Put	USD	38.00	4/17/15	286,100	(879,758)
CONSOL Energy, Inc.	Goldman Sachs International	Put	USD	38.00	4/17/15	286,100	(879,758)
CONSOL Energy, Inc.	UBS AG	Put	USD	39.00	4/17/15	457,667	(1,647,601)
EOG Resources, Inc.	Barclays Bank PLC	Put	USD	100.00	4/17/15	114,417	(1,029,753)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

OTC options written as of September 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Talisman Energy, Inc.	Citibank N.A.	Put	USD	10.00	4/17/15	572,219	$(1,101,522)
TOPIX Index	Goldman Sachs International	Put	JPY	1,136.91	6/12/15	4,009,954	(766,859)
TOPIX Index	Morgan Stanley & Co. International PLC	Put	JPY	1,187.78	6/12/15	2,174,056	(811,582)
TOPIX Index	Bank of America N.A.	Put	JPY	1,174.41	9/11/15	2,295,714	(850,411)
TOPIX Index	BNP Paribas S.A.	Put	JPY	1,161.53	9/11/15	1,839,798	(624,981)
TOPIX Index	Bank of America N.A.	Put	JPY	1,171.64	12/11/15	3,865,179	(2,707,718)
TOPIX Index	Citibank N.A.	Put	JPY	1,170.00	12/11/15	4,048,380	(2,812,069)
Total							$(60,199,228)

•	OTC interest rate swaptions written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.75%	Pay	3-month LIBOR	2/17/15	USD	229,638	$(370,337)

•	Centrally cleared credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
CDX.NA.HY Series 22 Version 2	5.00%	Chicago Mercantile	6/20/19	USD	35,926	$92,630

•	Centrally cleared credit default swaps — sold protection outstanding as of September 30, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.IG Series 22 Version 1	1.00%	Chicago Mercantile	6/20/19	BBB+	USD	1,646	$5,117

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.10%[1]	3-month LIBOR	Chicago Mercantile	1/29/15[2]	1/29/17	USD	580,314	$177,866
1.18%[1]	3-month LIBOR	Chicago Mercantile	2/01/15[2]	2/01/17	USD	580,650	(654,567)
2.11%[3]	3-month LIBOR	Chicago Mercantile	1/29/15[2]	1/29/20	USD	232,126	(269,259)
2.19%[3]	3-month LIBOR	Chicago Mercantile	2/01/15[2]	2/01/20	USD	232,260	512,744
Total							$(233,216)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	OTC credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Appreciation
Transocean, Inc.	1.00%	Barclays Bank PLC	6/20/19	USD	5,715	$400,598	$135,335	$265,263
Transocean, Inc.	1.00%	Barclays Bank PLC	6/20/19	USD	4,151	290,972	103,341	187,631
Transocean, Inc.	1.00%	Barclays Bank PLC	6/20/19	USD	2,595	181,902	59,656	122,246
Transocean, Inc.	1.00%	Barclays Bank PLC	6/20/19	USD	1,714	120,180	40,601	79,579
Transocean, Inc.	1.00%	Citibank N.A.	6/20/19	USD	4,000	280,421	84,503	195,918
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	3,647	255,634	83,058	172,576
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	1,038	72,761	23,641	49,120
Total						$1,602,468	$530,135	$1,072,333

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	OTC interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
11.52%[1]	1-day Overnight Brazil Interbank Deposit Rate	Citibank N.A.	1/04/21	BRL	4,649	$(71,532)	—	$(71,532)
2.76%[1]	6-month WIBOR	Deutsche Bank AG	9/08/24	PLN	37,332	(64,433)	—	(64,433)
Total						$(135,965)	$—	$(135,965)

[1]	Fund pays the floating rate and receives the fixed rate.

•	OTC total return swaps outstanding as of September 30, 2014 were as follows:

Reference Entity	Fixed Amount	Counterparty	Expiration Date		Contract Amount/ Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation
Siloam International Hospitals	1-month LIBOR plus 0.75%[1]	Citibank N.A.	3/13/15	USD	2,863	$882,888	—	$882,888
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 503,285,000[2]	BNP Paribas S.A.	3/31/16		191	484,139	—	484,139
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 517,240,000[2]	BNP Paribas S.A.	3/31/16		193	410,021	—	410,021
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 506,870,000[2]	BNP Paribas S.A.	3/31/17		182	550,937	—	550,937
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 515,970,000[2]	BNP Paribas S.A.	3/31/17		182	467,964	—	467,964
Total						$2,795,949	—	$2,795,949

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$16,963,581	$14,306,963	—	$31,270,544
Belgium	3,408,131	4,807,463	—	8,215,594
Brazil	83,051,536	—	—	83,051,536
Canada	240,871,055	—	—	240,871,055
China	48,279,715	71,131,540	—	119,411,255
Denmark	—	4,493,856	—	4,493,856
France	55,699,755	391,808,526	—	447,508,281
Germany	16,031,665	212,741,889	—	228,773,554
Hong Kong	592,450	87,539,257	—	88,131,707
India	2,243,479	43,016,971	—	45,260,450
Indonesia	7,323,850	—	—	7,323,850
Ireland	9,110,937	22,087,620	—	31,198,557
Israel	2,170,674	—	$68,116,467	70,287,141
Italy	—	64,965,313	—	64,965,313
Japan	—	1,194,614,444	—	1,194,614,444
Kazakhstan	7,613,112	—	—	7,613,112
Malaysia	21,003,749	13,022,811	—	34,026,560
Mexico	49,880,418	—	—	49,880,418
Netherlands	54,283,328	115,511,415	—	169,794,743
Norway	—	31,658,789	—	31,658,789
Portugal	—	5,256,728	—	5,256,728
Russia	2,892,219	—	—	2,892,219
Singapore	—	80,786,437	—	80,786,437
South Africa	—	6,414,885	—	6,414,885
South Korea	—	66,166,632	—	66,166,632
Spain	—	20,618,527	—	20,618,527
Sweden	—	54,958,126	—	54,958,126
Switzerland	2,316,706	237,628,835	—	239,945,541
Taiwan	—	16,733,555	—	16,733,555
Thailand	17,976,791	—	—	17,976,791
United Arab Emirates	16,260,829	—	—	16,260,829
United Kingdom	72,159,357	261,819,238	7,876,420	341,855,015
United States	3,319,842,888	—	—	3,319,842,888
Corporate Bonds	—	616,826,333	81,964,663	698,790,996
Floating Rate Loan Interests	—	129,640,534	8,154,573	137,795,107
Foreign Agency Obligations	—	3,521,697	—	3,521,697
Foreign Government Obligations	—	1,032,883,952	—	1,032,883,952
Investment Companies	103,661,320	—	—	103,661,320
Preferred Securities	142,766,851	138,755,155	128,468,537	409,990,543
U.S. Treasury Obligations	—	537,012,212	—	537,012,212
Warrants	764,361	2,706,810	—	3,471,171
Short-Term Securities:
Foreign Agency Obligations	—	236,585,606	—	236,585,606
Money Market Funds	15,897,399	61,401,833	—	77,299,232
Time Deposits	—	976,558	—	976,558
U.S. Treasury Obligations	—	1,570,801,069	—	1,570,801,069
Options Purchased:
Equity Contracts	1,941,591	130,169,734	—	132,111,325
Foreign Currency Exchange Contracts	—	5,367,739	—	5,367,739
Interest Rate Contracts	—	7,615,420	—	7,615,420
Liabilities:
Investments:
Investments Sold Short	(6,910,567)	—	—	(6,910,567)
Total	$4,308,097,180	$7,496,354,472	$226,464,193	$12,030,915,845

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,170,080	—	$1,170,080
Equity contracts	$14,483,400	2,795,949	—	17,279,349
Foreign currency exchange contracts	—	57,895,415	—	57,895,415
Interest rate contracts	—	690,610	—	690,610
Liabilities
Equity contracts	(1,728,381)	(61,164,987)	—	(62,893,368)
Foreign currency exchange contracts	—	(3,674,391)	—	(3,674,391)
Interest rate contracts	—	(1,430,128)	—	(1,430,128)
Total	$12,755,019	$3,717,452	—	$9,037,567

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$13,505,536	—	—	$13,505,536
Foreign currency at value	5,816,394	—	—	5,816,394
Cash pledged for financial futures contracts	1,531,000	—	—	1,531,000
Cash pledged for centrally cleared swaps	6,005,000	—	—	6,005,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(69,448,697)	—	(69,448,697)
Collateral on securities loaned at value	—	(61,401,833)	—	(61,401,833)
Total	$26,857,930	$(130,850,530)	—	$(103,992,600)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening balance, as of December 31, 2013	$20,357,615	$113,359,272	$48,728,141	—	$182,445,028
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(206,435)	(12,917,458)	(16,159,506)	—	(29,283,399)
Accrued discounts/premiums	—	58,450	89,482	—	147,932
Net realized gain (loss)	229,479	(1,077,175)	2,370,353	$(206)	1,522,451
Net change in unrealized appreciation/depreciation[1]	57,852,227	(3,293,323)	(929,713)	(3,292,810)	50,336,381
Purchases	—	18,416,942	4,667,000	68,234,253	91,318,195
Sales	(2,239,999)	(32,582,045)	(30,611,184)	(4,589,167)	(70,022,395)
Closing balance, as of September 30, 2014	$75,992,887	$81,964,663	$8,154,573	$60,352,070	$226,464,193

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014[1]	$57,852,227	$(7,410,698)	$(71,035)	$(3,292,810)	$47,077,684

[1]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at September 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	21

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.4%
YPF SA — ADR	5,600	$207,144
Belgium — 1.5%
Anheuser-Busch InBev NV	6,462	716,626
Brazil — 0.5%
Petroleo Brasileiro SA — ADR	18,200	258,258
Canada — 1.4%
MEG Energy Corp. (a)	12,500	383,722
Suncor Energy, Inc.	8,100	293,132

		676,854
China — 2.7%
Alibaba Group Holding Ltd. — ADR (a)	4,500	399,825
Baidu, Inc. — ADR (a)	2,100	458,283
Beijing Enterprises Water Group Ltd.	432,000	292,145
Ping An Insurance Group Co. of China Ltd., H Shares	25,000	187,573

		1,337,826
Denmark — 0.9%
Novo Nordisk A/S, Class B	9,100	433,267
France — 2.8%
Schneider Electric SE	6,012	461,258
Unibail-Rodamco SE	1,400	360,023
Vivendi SA	21,520	519,663

		1,340,944
Germany — 2.7%
Daimler AG, Registered Shares	6,100	465,841
Henkel AG & Co. KGaA	4,200	418,122
Telefonica Deutschland Holding AG	56,200	293,102
Zalando SE (a)	5,728	155,548

		1,332,613
Greece — 0.7%
Alpha Bank AE (a)	437,241	338,963
Hong Kong — 1.6%
AIA Group Ltd.	119,400	616,193
Melco Crown Entertainment Ltd. — ADR	6,100	160,369

		776,562
India — 1.6%
HDFC Bank Ltd.	29,908	420,357
ITC Ltd.	63,500	379,844

		800,201
Indonesia — 1.0%
Global Mediacom Tbk PT	1,423,500	227,039
Matahari Department Store Tbk PT	197,868	263,576

		490,615

Common Stocks	Shares	Value
Ireland — 1.9%
Alkermes PLC (a)	7,200	$308,664
Green REIT PLC (a)	362,458	595,147

		903,811
Italy — 0.9%
Banca Generali SpA	11,996	316,071
Moncler SpA	9,500	135,337

		451,408
Japan — 5.5%
Kenedix Office Investment Corp.	47	252,363
Mitsubishi Estate Co. Ltd.	19,000	428,209
Nabtesco Corp.	14,800	354,544
Shinsei Bank Ltd.	225,000	482,936
SMC Corp.	1,100	303,315
SoftBank Corp.	6,400	447,033
Tokyo Tatemono Co. Ltd.	52,000	421,350

		2,689,750
Mexico — 0.5%
Cemex SAB de CV — ADR (a)	18,864	245,987
Netherlands — 1.8%
Royal Dutch Shell PLC, A Shares — ADR	11,700	890,721
New Zealand — 0.5%
Xero Ltd. (Acquired 10/15/13, Cost $226,038) (a)(b)	14,865	238,122
Nigeria — 0.9%
Lekoil Ltd. (a)	391,800	431,911
Panama — 0.6%
Copa Holdings SA, Class A	2,500	268,225
Peru — 0.5%
Credicorp Ltd.	1,700	260,763
South Africa — 0.6%
Naspers Ltd., N Shares	2,700	295,713
South Korea — 1.7%
Hyundai Development Co. — Engineering & Construction	6,300	254,175
NAVER Corp.	330	252,079
Samsung Electronics Co. Ltd.	280	313,602

		819,856
Spain — 1.7%
NH Hotel Group SA (a)	95,788	467,267
Sacyr SA (a)(c)	68,315	366,157

		833,424
Sweden — 1.8%
Nordea Bank AB	33,801	438,176

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD	U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Svenska Cellulosa AB SCA, B Shares	17,446	$414,536

		852,712
Switzerland — 3.1%
Novartis AG, Registered Shares	7,220	679,896
Roche Holding AG	1,690	499,062
UBS AG, Registered Shares	19,727	342,911

		1,521,869
Taiwan — 0.3%
Hermes Microvision, Inc.	3,250	135,192
United Kingdom — 7.0%
Abengoa Yield PLC (a)	4,700	167,226
AO World PLC (a)(c)	33,794	102,995
AstraZeneca PLC	7,900	566,133
Crest Nicholson Holdings PLC	84,810	445,069
Foxtons Group PLC	67,094	232,590
Kennedy Wilson Europe Real Estate PLC	13,409	237,377
Lloyds Banking Group PLC (a)	244,600	304,297
Metro Bank PLC (Acquired 1/15/14, Cost $259,316) (a)(b)	12,199	257,289
Nomad Holdings Ltd. (a)	24,650	280,394
Polypipe Group PLC	122,559	489,263
Poundland Group PLC (a)	16,500	84,473
Vodafone Group PLC — ADR	7,208	237,071

		3,404,177
United States — 48.5%
AbbVie, Inc.	8,300	479,408
Actavis PLC (a)	2,200	530,816
Adobe Systems, Inc. (a)	4,130	285,755
Allergan, Inc.	3,100	552,389
Altria Group, Inc.	12,400	569,656
American Airlines Group, Inc.	10,900	386,732
Apple Inc.	12,889	1,298,567
Aramark	13,200	347,160
Autodesk, Inc. (a)(c)	6,100	336,110
BankUnited, Inc.	18,771	572,328
Best Buy Co., Inc.	6,569	220,653
Biogen Idec, Inc. (a)	800	264,648
BioMarin Pharmaceutical, Inc. (a)	4,700	339,152
Bristol-Myers Squibb Co.	6,700	342,906
Cabot Oil & Gas Corp.	10,653	348,247
CBS Corp., Class B	6,000	321,000
Charles River Laboratories International, Inc. (a)	6,400	382,336
Citigroup, Inc.	15,391	797,562
Comcast Corp., Class A	12,200	656,116
Concho Resources, Inc. (a)	3,100	388,709
Continental Building Products, Inc. (a)(c)	8,110	118,406
Covidien PLC	4,200	363,342
Crown Holdings, Inc. (a)	6,150	273,798
Eastman Chemical Co.	4,820	389,890
Enterprise Products Partners LP	7,600	306,280
EOG Resources, Inc.	4,700	465,394
Facebook, Inc., Class A (a)	3,780	298,771
FireEye, Inc. (a)	7,100	216,976
Flowserve Corp.	4,200	296,184
Google, Inc., Class A (a)	1,073	631,364
Google, Inc., Class C (a)	1,073	619,507
The Hain Celestial Group, Inc. (a)	5,049	516,765
The Hartford Financial Services Group, Inc.	17,500	651,875
JPMorgan Chase & Co.	9,895	596,075
Kennedy-Wilson Holdings, Inc.	24,140	578,394

Common Stocks	Shares	Value
United States (concluded)
Kinder Morgan, Inc.	11,400	$437,076
Las Vegas Sands Corp.	3,290	204,671
LendingClub Corp. (Acquired 5/7/14, Cost $27,706) (a)(b)	1,362	28,416
Lowe’s Cos., Inc.	5,970	315,932
Merck & Co., Inc.	6,500	385,320
Mondelez International, Inc., Class A	15,820	542,072
Oasis Petroleum, Inc. (a)(c)	3,917	163,770
Pfizer, Inc.	15,200	449,464
Platform Specialty Products Corp. (a)	19,833	496,222
Public Service Enterprise Group, Inc.	9,600	357,504
Ralph Lauren Corp.	2,300	378,879
Roper Industries, Inc.	3,940	576,383
Samsonite International SA	107,400	345,789
Schlumberger Ltd.	5,300	538,957
St. Jude Medical, Inc.	3,700	222,481
Strategic Growth Bancorp (Acquired 3/10/14, Cost $247,382) (a)(b)	19,870	229,101
SunPower Corp. (a)(c)	5,363	181,698
U.S. Silica Holdings, Inc.	4,500	281,295
United Parcel Service, Inc., Class B	4,900	481,621
United Rentals, Inc. (a)	3,556	395,072
Varian Medical Systems, Inc. (a)	3,700	296,444
WisdomTree Investments, Inc. (a)	39,580	450,420
Yelp, Inc. (a)	2,500	170,625

		23,672,483
Total Common Stocks — 95.6%		46,625,997

Preferred Securities
Preferred Stocks
India — 0.2%
Snapdeal.com, Series F (Acquired 5/7/14, cost $84,414) (a)(b)	12	82,118
United States — 2.5%
Hortonworks, Inc., Series D (Acquired 3/21/14,cost $459,990) (a)(b)	37,744	460,099
LendingClub Corp. (Acquired 4/15/14, cost $125,920) (a)(b)	6,190	129,146
New Relic, Inc. (Acquired 4/15/14, cost $316,885) (a)(b)	10,952	316,885
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $138,814) (a)(b)	22,645	138,814
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $172,691) (a)(b)	2,783	172,691

		1,217,635
Total Preferred Stocks — 2.7%		1,299,753

Warrants (d)
United Kingdom — 0.0%
Nomad Holdings Ltd. (issued 4/10/14, expiring 4/10/17, strike price $11.50)	24,650	13,188
Total Long-Term Investments (Cost — $44,517,304) — 98.3%		47,938,938

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	464,670	$464,670
Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (e)(f)(g)	$831	830,721
Total Short-Term Securities (Cost — $1,295,391) — 2.6%		1,295,391

Value
Total Investments (Cost — $ 45,812,695*) — 100.9%	$49,234,329
Liabilities in Excess of Other Assets — (0.9)%	(446,730)

Net Assets — 100.0%	$48,787,599

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$46,071,836

Gross unrealized appreciation	$4,870,393
Gross unrealized depreciation	(1,707,900)

Net unrealized appreciation	$3,162,493

(a)	Non-income producing security.

(b)	Restricted securities as to resale. As of report date, the Fund held restricted securities with a current value of $2,052,681 and an original cost of $2,059,156, which was 4.2% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	329,124	135,546	464,670	$86
BlackRock Liquidity Series, LLC, Money Market Series	$705,575	$125,146	$830,721	$10,408

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	322,000	USD	259,103	Citibank N.A.	10/21/14	$(6,695)
AUD	825,000	USD	767,519	Bank of America N.A.	10/22/14	(46,384)
CAD	407,000	USD	373,064	State Street Bank and Trust Co.	10/22/14	(9,863)
CHF	76,387	USD	85,014	Goldman Sachs International	10/22/14	(4,988)
CHF	208,035	USD	228,565	JPMorgan Chase Bank N.A.	10/22/14	(10,620)
CHF	304,253	USD	335,790	Morgan Stanley & Co. International PLC	10/22/14	(17,043)
DKK	138,521	USD	25,105	Goldman Sachs International	10/22/14	(1,598)
DKK	451,943	USD	76,492	Toronto-Dominion Bank	10/22/14	201
EUR	368,000	USD	493,194	Citibank N.A.	10/22/14	(28,321)
EUR	404,655	USD	515,843	Citibank N.A.	10/22/14	(4,665)
EUR	393,000	USD	525,733	Toronto-Dominion Bank	10/22/14	(29,279)
GBP	317,000	USD	534,118	Barclays Bank PLC	10/22/14	(20,314)
GBP	312,000	USD	501,903	Citibank N.A.	10/22/14	3,796
HKD	2,753,000	USD	355,185	Barclays Bank PLC	10/22/14	(658)
NOK	975,000	USD	157,401	Citibank N.A.	10/22/14	(5,768)
SEK	1,494,000	USD	216,410	Toronto-Dominion Bank	10/22/14	(9,389)
USD	64,757	CAD	71,000	Barclays Bank PLC	10/22/14	1,398

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	64	CHF	58	Citibank N.A.	10/22/14	$4
USD	400,842	CHF	360,000	Morgan Stanley & Co. International PLC	10/22/14	23,693
USD	121,569	CHF	111,631	State Street Bank and Trust Co.	10/22/14	4,620
USD	342,183	DKK	1,886,000	Barclays Bank PLC	10/22/14	22,134
USD	1,839,165	EUR	1,359,000	Credit Suisse International	10/22/14	122,417
USD	59,456	EUR	44,000	Goldman Sachs International	10/22/14	3,873
USD	37,877	EUR	28,000	State Street Bank and Trust Co.	10/22/14	2,506
USD	155,153	EUR	123,152	Toronto-Dominion Bank	10/22/14	(418)
USD	293,885	GBP	180,000	Citibank N.A.	10/22/14	2,136
USD	267,574	GBP	161,000	Citibank N.A.	10/22/14	6,620
USD	1,198,132	GBP	700,000	Deutsche Bank AG	10/22/14	63,550
USD	216,385	HKD	1,677,000	Citibank N.A.	10/22/14	424
USD	502,532	JPY	53,923,079	JPMorgan Chase Bank N.A.	10/22/14	10,789
USD	466,317	NZD	540,000	Goldman Sachs International	10/22/14	45,746
USD	585,872	SEK	4,004,000	Goldman Sachs International	10/22/14	31,045
Total						$148,949

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$207,144	—	—	$207,144
Belgium	—	$716,626	—	716,626
Brazil	258,258	—	—	258,258
Canada	676,854	—	—	676,854
China	858,108	479,718	—	1,337,826
Denmark	—	433,267	—	433,267
France	—	1,340,944	—	1,340,944
Germany	155,548	1,177,065	—	1,332,613
Greece	—	338,963	—	338,963
Hong Kong	160,369	616,193	—	776,562
India	—	800,201	—	800,201
Indonesia	—	490,615	—	490,615
Ireland	903,811	—	—	903,811
Italy	—	451,408	—	451,408
Japan	—	2,689,750	—	2,689,750
Mexico	245,987	—	—	245,987
Netherlands	890,721	—	—	890,721
New Zealand	—	238,122	—	238,122
Nigeria	431,911	—	—	431,911
Panama	268,225	—	—	268,225
Peru	260,763	—	—	260,763
South Africa	—	295,713	—	295,713
South Korea	—	819,856	—	819,856
Spain	—	833,424	—	833,424
Sweden	—	852,712	—	852,712
Switzerland	—	1,521,869	—	1,521,869
Taiwan	—	135,192	$—	135,192
United Kingdom	1,598,799	1,548,089	257,289	3,404,177
United States	23,414,966	—	257,517	23,672,483
Preferred Securities:
India	—	—	82,118	82,118
United States	—	—	1,217,635	1,217,635
Warrants	13,188	—	—	13,188
Short-Term Securities	464,670	830,721	—	1,295,391
Total	$30,809,322	$16,610,448	$1,814,559	$49,234,329

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$344,952	—	$344,952
Liabilities:
Foreign currency exchange contracts	—	(196,003)	—	(196,003)
Total	—	$148,949	—	$148,949

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,499	—	—	$14,499
Foreign currency at value	58,609	—	—	58,609
Liabilities:
Collateral on securities loaned at value	—	$(830,721)	—	(830,721)
Total	$73,108	$(830,721)	—	$(757,613)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	5

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund

The table below shows the value of all transfers between Level 1 and Level 2.

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Italy	—	$52,167	$52,167	—
United Kingdom	—	597,051	597,051	—
Total	—	$649,218	$649,218	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Securities	Total
Assets:
Opening balance, as of December 31, 2013	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	$(19,598)	$1,039	$(18,559)
Purchases	534,404	1,298,714	1,833,118
Sales	—	—	—
Closing balance, as of September 30, 2014	$514,806	$1,299,753	$1,814,559

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014[1]	$(19,598)	$1,039	$(18,559)

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of September 30, 2014. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$257,289	Market Comparable Companies	Price to Tangible Book Value Multiple[2]	1.67x
	229,101	Market Comparable Companies	Price to Tangible Book Value Multiple[2]	1.15x
			P/E Multiple[2]	7.75x
	28,416	Market Comparable Companies	Net Revenue Multiple[2]	18.25x
Preferred Stocks	460,099	Market Comparable Companies	Implied 2016P Revenue Multiple[2]	5.5x
	316,885	Market Comparable Companies	Implied 2016P Revenue Multiple[2]	7.0x
	172,691	Market Comparable Companies	Bookings Multiple[2]	5.63x
			Implied Volatility[2]	64%
	138,814	Market Comparable Companies	Implied 2015P Revenue Multiple[2]	11.5x
	129,146	Market Comparable Companies	Net Revenue Multiple[2]	18.25x
	82,118	Market Revenue	Current Fiscal Year Revenue[2]	1.32x
		Discounted Cash Flow	Internal Rate of Return[2]	23.34%
Total	$1,814,559

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 1.0%
The Goodyear Tire & Rubber Co.		78,080	$1,763,437
Banks — 0.5%
Citigroup, Inc.		17,860	925,505
Capital Markets — 1.3%
American Capital, Ltd. (a)		153,698	2,176,364
Chemicals — 0.5%
Advanced Emissions Solutions, Inc. (a)		1,644	34,968
Huntsman Corp.		33,623	873,862

			908,830
Consumer Finance — 1.7%
Ally Financial, Inc. (a)		60,914	1,409,562
Ally Financial, Inc. (a)		51,770	1,197,946
Ally Financial, Inc. (a)		11,801	273,075

			2,880,583
Diversified Financial Services — 0.0%
Concrete Investment II SCA (a)		623	—
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		13,812	27,624
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		33,870	—
Hotels, Restaurants & Leisure — 0.2%
Amaya Gaming Group, Inc. (a)		14,860	366,873
Insurance — 0.8%
American International Group, Inc.		24,341	1,314,901
Media — 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning) (a)		4,279	130,181
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. (a)		126,098	305,126
Ainsworth Lumber Co. Ltd. (a)		84,634	203,968
Ainsworth Lumber Co. Ltd. (a)(b)		59,550	146,755

			655,849
Technology Hardware, Storage & Peripherals — 0.3%
Nokia OYJ — ADR		69,219	585,593
Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc. (a)		10,830	295,226
Total Common Stocks — 7.0%			12,030,966

Corporate Bonds		Par (000)
Aerospace & Defense — 1.4%
LMI Aerospace, Inc., 7.38%, 7/15/19 (b)	USD	88	88,000
Spirit AeroSystems, Inc., 5.25%, 3/15/22 (b)		495	495,000
TransDigm, Inc.:
5.50%, 10/15/20		155	150,350
6.00%, 7/15/22 (b)		1,120	1,106,000
6.50%, 7/15/24 (b)		608	605,720

			2,445,070
Air Freight & Logistics — 0.1%
CEVA Group PLC, 9.00%, 9/01/21 (b)		75	74,813

Corporate Bonds		Par (000)	Value
Air Freight & Logistics (concluded)
XPO Logistics, Inc., 7.88%, 9/01/19 (b)	USD	105	$108,413

			183,226
Airlines — 1.0%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		660	686,400
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		365	386,900
National Air Cargo Group, Inc.:
12.38%, 8/16/15		133	132,806
12.38%, 8/16/15		131	130,667
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (b)		402	419,221

			1,755,994
Auto Components — 1.0%
AA Bond Co. Ltd., 9.50%, 7/31/43	GBP	100	177,920
CTP Transportation Products LLC/CTP Finance, Inc., 8.25%, 12/15/19 (b)	USD	100	106,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		312	307,320
6.00%, 8/01/20		220	226,050
5.88%, 2/01/22		175	175,000
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		215	233,006
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	100	132,210
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (c)		160	211,789
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		89	119,976

			1,690,021
Automobiles — 0.5%
General Motors Co.:
4.88%, 10/02/23	USD	35	37,013
6.25%, 10/02/43		300	351,000
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/22	GBP	145	236,828
5.63%, 2/01/23 (b)	USD	150	155,250

			780,091
Banks — 0.9%
Banco Espirito Santo SA:
2.63%, 5/08/17	EUR	100	109,886
4.75%, 1/15/18		100	117,464
4.00%, 1/21/19		100	113,675
CIT Group, Inc.:
6.63%, 4/01/18 (b)	USD	55	58,987
5.50%, 2/15/19 (b)		130	136,013
5.00%, 8/01/23		1,011	1,003,417

			1,539,442
Beverages — 0.1%
Hydra Dutch Holdings 2BV, 5.83%, 4/15/19 (d)	EUR	130	161,373
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)	USD	200	197,500
Building Products — 1.2%
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)		209	212,657

Portfolio Abbreviations
ADR	American Depositary Receipt	FKA	Formerly Known As	PIK	Payment-in-kind
CAD	Canadian Dollar	GBP	British Pound	USD	US Dollar
EUR	Euro

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Building Products (concluded)
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)	USD	330	$334,950
The Hillman Group, Inc., 6.38%, 7/15/22 (b)		106	102,555
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	100	119,990
Ply Gem Industries, Inc., 6.50%, 2/01/22	USD	375	356,250
The Ryland Group, Inc., 6.63%, 5/01/20		135	143,100
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	156	222,652
USG Corp.:
9.75%, 1/15/18	USD	117	135,720
5.88%, 11/01/21 (b)		440	448,800

			2,076,674
Capital Markets — 0.2%
E*Trade Financial Corp.:
0.00%, 8/31/19 (b)(e)(f)		172	376,895
Series A, 0.00%, 8/31/19 (e)(f)		3	6,574

			383,469
Chemicals — 1.0%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (b)		193	206,993
Axiall Corp., 4.88%, 5/15/23		37	35,520
Celanese U.S. Holdings LLC, 4.63%, 11/15/22		85	83,300
Chemtura Corp., 5.75%, 7/15/21		91	90,090
Huntsman International LLC:
8.63%, 3/15/20		25	26,375
4.88%, 11/15/20		113	111,305
8.63%, 3/15/21		190	205,200
5.13%, 4/15/21	EUR	246	324,918
INEOS Group Holdings SA, 6.50%, 8/15/18		100	129,448
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (a)(g)	USD	94	84,247
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		45	44,550
PolyOne Corp., 5.25%, 3/15/23		84	81,480
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		200	208,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		99	102,217

			1,733,643
Commercial Services & Supplies — 3.4%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		92	95,910
Anna Merger Sub, Inc., 7.75%, 10/01/22 (b)		245	246,225
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (c)	EUR	100	134,516
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)	USD	519	589,065
Ceridian LLC, 8.88%, 7/15/19 (b)		392	433,650
Covanta Holding Corp.:
6.38%, 10/01/22		105	110,775
5.88%, 3/01/24		117	117,000
Garda World Security Corp., 7.25%, 11/15/21 (b)		32	31,840
HD Supply, Inc.:
8.13%, 4/15/19		585	631,800
11.00%, 4/15/20		936	1,060,020
7.50%, 7/15/20		727	754,263
The Hertz Corp.:
4.25%, 4/01/18		91	89,407
7.38%, 1/15/21		210	221,550
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (b)(c)		87	88,305
IVS F. SpA, 7.13%, 4/01/20	EUR	115	152,296
Laureate Education, Inc., 9.25%, 9/01/19 (b)	USD	350	351,750
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		200	203,500
Univeg Holding BV, 7.88%, 11/15/20	EUR	100	118,477

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
Verisure Holding AB:
8.75%, 9/01/18	USD	100	$134,579
Series B, 8.75%, 12/01/18		100	134,516
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		227	245,444

			5,944,888
Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (b)		200	202,250
6.75%, 11/15/20 (b)		235	238,525
6.45%, 3/15/29		612	576,810
CommScope, Inc.:
5.00%, 6/15/21 (b)		103	100,940
5.50%, 6/15/24 (b)		106	104,145

			1,222,670
Computer Services — 0.1%
SunGard Data Systems, Inc., 6.63%, 11/01/19		240	240,000
Construction & Engineering — 1.7%
Abengoa Greenfield SA, 6.50%, 10/01/19 (b)		315	313,425
AECOM Technology Corp.:
5.75%, 10/15/22 (b)		88	88,330
5.88%, 10/15/24 (b)		348	350,175
Aguila 3 SA, 7.88%, 1/31/18 (b)		550	563,750
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	100	125,674
Astaldi SpA, 7.13%, 12/01/20		300	396,916
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)	USD	272	273,360
Modular Space Corp., 10.25%, 1/31/19 (b)		837	845,370

			2,957,000
Construction Materials — 0.3%
Cemex Finance LLC, 6.00%, 4/01/24 (b)		400	398,880
Cemex SAB de CV, 5.70%, 1/11/25 (b)		200	192,700

			591,580
Consumer Finance — 1.5%
Ally Financial, Inc.:
5.13%, 9/30/24		423	414,540
8.00%, 11/01/31		1,238	1,544,405
8.00%, 11/01/31		346	430,770
DFC Finance Corp., 10.50%, 6/15/20 (b)		210	203,700

			2,593,415
Containers & Packaging — 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (b)		200	198,000
6.00%, 6/30/21 (b)		200	192,000
4.50%, 1/15/22	EUR	110	135,193
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (b)	USD	96	95,280
6.00%, 6/15/17 (b)		218	214,730
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		183	192,150
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		90	85,050
Crown European Holdings SA, 4.00%, 7/15/22	EUR	130	165,839
Greif, Inc., 7.75%, 8/01/19	USD	69	78,315
OI European Group BV, 4.88%, 3/31/21	EUR	107	144,790
Pactiv LLC, 7.95%, 12/15/25	USD	200	211,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.13%, 4/15/19		125	129,531

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
9.00%, 4/15/19	USD	345	$359,231
7.88%, 8/15/19		820	871,250
9.88%, 8/15/19		358	385,297
5.75%, 10/15/20		298	303,215
8.25%, 2/15/21		242	255,915
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		66	71,775

			4,088,561
Diversified Financial Services — 0.1%
General Motors Financial Co., Inc., 4.25%, 5/15/23		91	91,341
Springleaf Finance Corp.:
7.75%, 10/01/21		17	19,040
8.25%, 10/01/23		32	36,000

			146,381
Diversified Telecommunication Services — 4.3%
Avaya, Inc.:
7.00%, 4/01/19 (b)		250	242,500
10.50%, 3/01/21 (b)		131	114,625
CenturyLink, Inc.:
5.63%, 4/01/20		139	143,379
6.45%, 6/15/21		30	32,100
Consolidated Communications Finance II Co., 6.50%, 10/01/22 (b)		160	159,200
Frontier Communications Corp., 6.25%, 9/15/21		330	326,700
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		166	167,660
5.50%, 8/01/23		433	413,515
Intelsat Luxembourg SA, 6.75%, 6/01/18		165	169,537
Level 3 Communications, Inc., 8.88%, 6/01/19		170	181,475
Level 3 Escrow II, Inc., 5.38%, 8/15/22 (b)		498	490,530
Level 3 Financing, Inc.:
8.13%, 7/01/19		538	572,970
7.00%, 6/01/20		221	232,879
8.63%, 7/15/20		195	211,087
Telecom Italia Finance SA, 6.13%, 11/15/16 (e)	EUR	200	308,060
Telecom Italia SpA:
6.38%, 6/24/19	GBP	150	264,045
4.88%, 9/25/20	EUR	100	138,814
4.50%, 1/25/21		145	197,538
5.88%, 5/19/23	GBP	200	339,535
Telefonica SA, 5.50%, 7/24/17 (e)	EUR	100	133,707
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		200	272,825
6.75%, 8/15/24		210	296,083
TW Telecom Holdings, Inc., 5.38%, 10/01/22	USD	128	137,600
Verizon Communications, Inc., 5.15%, 9/15/23		725	802,842
VTR Finance BV, 6.88%, 1/15/24 (b)		200	207,000
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	305	379,935
4.20%, 7/15/20 (d)		165	207,623
Windstream Corp.:
7.75%, 10/15/20	USD	95	99,987
7.75%, 10/01/21		95	101,175
6.38%, 8/01/23		20	19,300

			7,364,226
Electric Utilities — 0.5%
CE Energy AS, 7.00%, 2/01/21	EUR	100	130,126
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (b)	USD	15	14,455

Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.25% (10.50% Cash or 11.25% PIK), 11/01/16 (a)(c)(g)	USD	6,055	$741,738

			886,319
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20		103	102,227
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	105	136,931

			239,158
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 5.50%, 4/15/23		100	130,411
CDW LLC/CDW Finance Corp., 6.00%, 8/15/22	USD	90	93,375

			223,786
Energy Equipment & Services — 0.5%
Atwood Oceanics, Inc., 6.50%, 2/01/20		84	86,100
CGG SA, 7.75%, 5/15/17		133	133,665
Key Energy Services, Inc., 6.75%, 3/01/21		75	72,187
Pacific Drilling SA, 5.38%, 6/01/20 (b)		210	192,150
Pioneer Energy Services Corp., 6.13%, 3/15/22 (b)		320	316,800
Seventy Seven Energy, Inc., 6.50%, 7/15/22 (b)		86	84,495

			885,397
Food & Staples Retailing — 0.3%
Co-operative Group Holdings Ltd., 5.63%, 7/08/20 (h)	GBP	100	172,651
Findus Bondco SA:
9.13%, 7/01/18	EUR	100	134,516
9.50%, 7/01/18	GBP	100	170,828

			477,995
Food Products — 0.6%
Bakkavor Finance 2 PLC, 8.75%, 6/15/20		100	171,030
Boparan Finance PLC, 5.50%, 7/15/21		100	143,471
Galapagos Holding SA, 7.00%, 6/15/22	EUR	100	117,464
H. J. Heinz Co., 4.25%, 10/15/20	USD	7	6,956
JBS Investments GmbH, 7.75%, 10/28/20 (b)		200	212,500
R&R Ice Cream PLC, 9.25% (9.25% Cash or 9.85% PIK), 5/15/18 (c)	EUR	213	272,962
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)	USD	52	52,650
The WhiteWave Foods Co., 5.38%, 10/01/22		80	80,800

			1,057,833
Health Care Equipment & Supplies — 0.6%
Alere, Inc.:
7.25%, 7/01/18		205	214,737
8.63%, 10/01/18		146	150,380
6.50%, 6/15/20		48	47,760
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (b)		200	211,750
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		114	120,270
Hologic, Inc., 6.25%, 8/01/20		165	169,950
Ontex IV SA, 9.00%, 4/15/19	EUR	100	134,516

			1,049,363
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc., 5.50%, 7/01/22	USD	85	82,875
Amsurg Corp., 5.63%, 7/15/22 (b)		847	838,530
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		52	54,470
Care UK Health & Social Care PLC, 5.56%, 7/15/19 (d)	GBP	100	154,414
Catamaran Corp., 4.75%, 3/15/21	USD	171	164,481

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (b)	USD	681	$708,240
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		878	862,635
HCA, Inc.:
6.50%, 2/15/20		389	424,983
5.88%, 3/15/22		145	152,431
4.75%, 5/01/23		262	256,105
5.88%, 5/01/23		53	54,193
5.00%, 3/15/24		403	396,451
Kindred Healthcare, Inc., 6.38%, 4/15/22 (b)		70	68,250
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (b)		90	90,900
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	194	325,194
Symbion, Inc., 8.00%, 6/15/16	USD	180	186,750
Teleflex, Inc., 6.88%, 6/01/19		155	162,363
Tenet Healthcare Corp.:
6.25%, 11/01/18		69	73,313
5.00%, 3/01/19 (b)		542	535,225
4.75%, 6/01/20		85	84,363
6.00%, 10/01/20		422	446,265
4.50%, 4/01/21		54	52,650
4.38%, 10/01/21		142	135,965
8.13%, 4/01/22		350	384,125
Truven Health Analytics, Inc., 10.63%, 6/01/20		180	189,900
Voyage Care BondCo PLC, 6.50%, 8/01/18	GBP	100	164,140

			7,049,211
Health Care Technology — 0.2%
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (b)	USD	310	308,063
Hotels, Restaurants & Leisure — 3.9%
ARAMARK Services, Inc., 5.75%, 3/15/20		237	242,925
Brunswick Corp., 4.63%, 5/15/21 (b)		84	81,690
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/20		1,801	1,377,765
9.00%, 2/15/20		1,220	933,300
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	305	398,715
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	180	304,936
Gamenet SpA, 7.25%, 8/01/18	EUR	100	127,569
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (b)	USD	120	119,400
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	215	299,392
MGM Resorts International:
8.63%, 2/01/19	USD	51	57,508
6.75%, 10/01/20		180	191,700
6.63%, 12/15/21		110	116,050
7.75%, 3/15/22		100	111,250
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		41	41,410
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		261	253,170
Snai SpA, 7.63%, 6/15/18	EUR	100	132,318
Station Casinos LLC, 7.50%, 3/01/21	USD	513	534,803
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19		475	484,500
Travelport LLC/Travelport Holdings, Inc.:
6.35%, 3/01/16 (b)(d)		74	74,384
13.88% (11.34% Cash or 13.88% PIK), 3/01/16 (b)(c)		592	591,783
11.88%, 9/01/16 (b)		16	16,194
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63%, 9/15/14 (a)(b)(g)		179	7,168
Wynn Macau Ltd., 5.25%, 10/15/21 (b)		205	197,825

			6,695,755

Corporate Bonds		Par (000)	Value
Household Durables — 1.7%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	USD	109	$111,180
Beazer Homes USA, Inc.:
6.63%, 4/15/18		131	135,257
5.75%, 6/15/19		263	249,193
7.50%, 9/15/21		216	219,780
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		225	233,437
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		98	98,490
Jarden Corp., 7.50%, 5/01/17		75	81,937
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		228	238,830
Magnolia BC SA, 9.00%, 8/01/20	EUR	200	244,023
PulteGroup, Inc., 6.38%, 5/15/33	USD	30	29,925
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		427	450,485
Standard Pacific Corp., 8.38%, 1/15/21		325	372,125
Weyerhaeuser Real Estate Co.:
4.38%, 6/15/19 (b)		175	171,063
5.88%, 6/15/24 (b)		120	119,400
William Lyon Homes, Inc., 8.50%, 11/15/20		110	118,800

			2,873,925
Independent Power and Renewable Electricity Producers — 0.9%
Calpine Corp.:
6.00%, 1/15/22 (b)		76	80,370
5.38%, 1/15/23		137	132,547
5.88%, 1/15/24 (b)		145	150,075
5.75%, 1/15/25		240	233,100
Mirant Mid-Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		93	97,967
Series C, 10.06%, 12/30/28		395	437,008
NRG Energy, Inc.:
7.88%, 5/15/21		203	218,225
6.63%, 3/15/23		24	24,720
6.25%, 5/01/24 (b)		130	130,325

			1,504,337
Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		266	275,310
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		37	39,220
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	100	158,385
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)	USD	171	175,061
Pension Insurance Corp. PLC, 6.63%, 7/03/24	GBP	100	163,944
Radian Group, Inc.:
2.25%, 3/01/19 (e)	USD	72	102,825
5.50%, 6/01/19		356	350,660

			1,265,405
Internet Software & Services — 0.6%
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	132,755
IAC/InterActiveCorp., 4.88%, 11/30/18	USD	117	118,170
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		102	109,395
10.13%, 7/01/20		637	718,217

			1,078,537
IT Services — 0.1%
APX Group, Inc.:
6.38%, 12/01/19		43	41,603
8.75%, 12/01/20		209	190,190

			231,793

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Life Sciences Tools & Services — 0.2%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	USD	320	$343,200
Machinery — 0.6%
CNH Industrial Finance Europe SA, 3.00%, 3/18/19	EUR	205	260,892
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		100	117,306
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (b)	USD	112	112,000
The Manitowoc Co., Inc., 5.88%, 10/15/22		185	190,550
Terex Corp., 6.00%, 5/15/21		190	197,600
Titan International, Inc., 6.88%, 10/01/20		165	161,700

			1,040,048
Marine — 0.3%
Global Ship Lease, Inc., 10.00%, 4/01/19 (b)		495	516,037
Media — 5.8%
Altice SA:
7.25%, 5/15/22	EUR	200	261,453
7.75%, 5/15/22 (b)	USD	260	268,450
AMC Networks, Inc., 7.75%, 7/15/21		225	245,250
Cablevision Systems Corp., 5.88%, 9/15/22		656	634,680
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25%, 2/15/22 (b)		109	108,864
5.63%, 2/15/24 (b)		54	54,135
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		400	391,500
5.13%, 2/15/23		311	298,560
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (a)(f)(g)		230	—
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		220	210,375
Clear Channel Communications, Inc.:
9.00%, 12/15/19		176	177,320
9.00%, 3/01/21		177	176,115
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		331	335,137
Series B, 7.63%, 3/15/20		183	189,863
Series B, 6.50%, 11/15/22		277	283,233
DISH DBS Corp., 5.13%, 5/01/20		276	275,310
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		39	40,755
Gannett Co., Inc.:
5.13%, 7/15/20		57	57,143
4.88%, 9/15/21 (b)		163	157,703
6.38%, 10/15/23 (b)		203	211,120
Gray Television, Inc., 7.50%, 10/01/20		91	93,047
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (b)		96	104,640
iHeartCommunications, Inc., 9.00%, 9/15/22 (b)		345	342,413
Interactive Data Corp., 5.88%, 4/15/19 (b)		140	139,475
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		69	73,313
MDC Partners, Inc., 6.75%, 4/01/20 (b)		395	406,850
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		125	126,250
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		173	184,677
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		68	69,700
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		410	396,675
5.00%, 4/15/22 (b)		115	112,413
Numericable Group SA:
5.38%, 5/15/22	EUR	100	130,514
5.63%, 5/15/24		100	130,274
6.25%, 5/15/24 (b)	USD	958	955,605

Corporate Bonds		Par (000)	Value
Media (concluded)
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)	USD	82	$85,936
Radio One, Inc., 9.25%, 2/15/20 (b)		203	202,493
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		220	224,400
Regal Entertainment Group, 5.75%, 2/01/25		48	47,400
Sinclair Television Group, Inc., 5.63%, 8/01/24 (b)		245	235,813
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		200	202,000
Univision Communications, Inc.:
8.50%, 5/15/21 (b)		178	188,235
5.13%, 5/15/23 (b)		91	92,137
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	540	902,571
Wave Holdco LLC/Wave Holdco Corp., 8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (b)(c)	USD	270	276,750

			10,100,547
Medical & Medical Services — 0.2%
Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, 11/15/31		442	426,530
Metals & Mining — 2.8%
Alcoa, Inc., 5.13%, 10/01/24		399	399,518
Constellium NV:
4.63%, 5/15/21	EUR	100	128,832
5.75%, 5/15/24 (b)	USD	255	255,000
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	130	166,956
First Quantum Minerals Ltd., 6.75%, 2/15/20 (b)	USD	491	495,910
Global Brass & Copper, Inc., 9.50%, 6/01/19		155	172,050
Novelis, Inc., 8.75%, 12/15/20		633	676,519
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	100	125,674
Ovako AB, 6.50%, 6/01/19		100	123,148
Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17	USD	175	184,625
S&B Minerals Finance SCA, 9.25%, 8/15/20	EUR	120	164,450
Steel Dynamics, Inc.:
5.13%, 10/01/21 (b)	USD	275	279,125
6.38%, 8/15/22		125	132,031
5.25%, 4/15/23		108	108,810
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	205	271,008
Vedanta Resources PLC, 8.25%, 6/07/21 (b)	USD	200	220,500
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		805	859,337

			4,763,493
Multiline Retail — 0.2%
Debenhams PLC, 5.25%, 7/15/21	GBP	115	175,245
Hema Bondco I BV, 6.25%, 6/15/19	EUR	100	116,833

			292,078
Oil, Gas & Consumable Fuels — 13.1%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21	USD	176	185,680
6.13%, 7/15/22		225	239,625
4.88%, 3/15/24		102	104,295
Alpha Natural Resources, Inc., 3.75%, 12/15/17 (e)		333	236,638
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.13%, 11/01/20 (b)		128	117,120
7.38%, 11/01/21 (b)		109	99,735
Antero Resources Finance Corp.:
6.00%, 12/01/20		50	51,000
5.38%, 11/01/21		290	288,550

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Arch Coal, Inc.:
7.00%, 6/15/19	USD	156	$83,070
7.25%, 10/01/20		66	35,640
7.25%, 6/15/21		48	23,160
Athlon Holdings LP/Athlon Finance Corp.:
7.38%, 4/15/21		65	70,687
6.00%, 5/01/22 (b)		132	141,570
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23		20	19,550
Baytex Energy Corp.:
5.13%, 6/01/21 (b)		71	69,225
5.63%, 6/01/24 (b)		25	24,000
Berry Petroleum Co. LLC:
6.75%, 11/01/20		92	92,920
6.38%, 9/15/22		163	158,110
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		162	166,860
5.75%, 2/01/23		452	433,920
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		665	694,925
California Resources Corp., 6.00%, 11/15/24 (b)		429	440,797
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		100	104,000
7.50%, 9/15/20		102	106,080
Chaparral Energy, Inc., 7.63%, 11/15/22		115	117,875
Chesapeake Energy Corp.:
6.63%, 8/15/20		289	318,767
6.88%, 11/15/20		90	100,350
6.13%, 2/15/21		138	150,075
5.75%, 3/15/23		281	299,265
Cimarex Energy Co., 4.38%, 6/01/24		120	120,900
Concho Resources, Inc., 5.50%, 4/01/23		265	275,600
CONSOL Energy, Inc., 5.88%, 4/15/22 (b)		1,162	1,144,570
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		433	450,320
Denbury Resources, Inc., 5.50%, 5/01/22		60	59,400
Diamondback Energy, Inc., 7.63%, 10/01/21 (b)		276	297,390
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (b)		108	107,460
El Paso Corp., 7.25%, 6/01/18		110	124,987
El Paso LLC, 7.75%, 1/15/32		275	337,563
Energy Transfer Equity LP, 5.88%, 1/15/24		1,056	1,069,200
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		100	103,750
7.75%, 6/15/19		123	122,385
6.88%, 3/15/24 (b)		88	82,720
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		27	26,460
Gulfport Energy Corp., 7.75%, 11/01/20 (b)		68	70,890
Halcon Resources Corp.:
9.75%, 7/15/20		167	169,923
8.88%, 5/15/21		624	614,640
9.25%, 2/15/22		97	96,636
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (b)		380	402,800
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.63%, 4/15/21 (b)		145	152,613
5.00%, 12/01/24 (b)		663	638,137
Ithaca Energy, Inc., 8.13%, 7/01/19 (b)		205	201,413
Jupiter Resources, Inc., 8.50%, 10/01/22 (b)		200	177,500
Laredo Petroleum, Inc., 7.38%, 5/01/22		256	268,800
Legacy Reserves LP/Legacy Reserves Finance Corp.:
6.63%, 12/01/21 (b)		110	107,800
6.63%, 12/01/21		78	76,440
Linn Energy LLC/Linn Energy Finance Corp.:
7.25%, 11/01/19		210	205,013

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
8.63%, 4/15/20	USD	36	$37,215
7.75%, 2/01/21		55	55,413
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23		643	623,710
MEG Energy Corp.:
6.50%, 3/15/21 (b)		11	11,275
7.00%, 3/31/24 (b)		844	873,540
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		104	103,480
Memorial Resource Development Corp., 5.88%, 7/01/22 (b)		335	327,463
NGPL PipeCo LLC:
7.12%, 12/15/17 (b)		77	77,000
9.63%, 6/01/19 (b)		92	97,520
Northern Oil and Gas, Inc., 8.00%, 6/01/20		77	78,155
Oasis Petroleum, Inc.:
7.25%, 2/01/19		120	125,250
6.50%, 11/01/21		100	104,250
6.88%, 1/15/23		85	89,463
Offshore Group Investment Ltd., 7.50%, 11/01/19		539	499,923
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (b)		178	183,563
Peabody Energy Corp.:
6.00%, 11/15/18		106	103,880
6.50%, 9/15/20		161	150,535
6.25%, 11/15/21		90	83,700
7.88%, 11/01/26		225	217,125
Penn Virginia Corp., 8.50%, 5/01/20		101	106,050
Precision Drilling Corp.:
6.63%, 11/15/20		40	41,500
5.25%, 11/15/24 (b)		173	166,945
QEP Resources, Inc.:
5.38%, 10/01/22		65	63,700
5.25%, 5/01/23		171	165,870
Range Resources Corp.:
6.75%, 8/01/20		52	54,730
5.00%, 8/15/22		37	37,833
5.00%, 3/15/23		88	90,640
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		75	78,000
5.00%, 10/01/22		91	89,635
4.50%, 11/01/23		587	567,923
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		46	47,495
Rockies Express Pipeline LLC, 6.88%, 4/15/40 (b)		346	373,680
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22 (b)		52	51,480
Rosetta Resources, Inc.:
5.88%, 6/01/22		78	77,707
5.88%, 6/01/24		101	99,233
RSP Permian, Inc., 6.63%, 10/01/22 (b)		147	147,919
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (b)		699	711,233
Sabine Pass LNG LP, 6.50%, 11/01/20		193	198,790
Sanchez Energy Corp., 6.13%, 1/15/23 (b)		665	658,549
SandRidge Energy, Inc.:
8.75%, 1/15/20		183	188,490
7.50%, 3/15/21		25	24,375
7.50%, 2/15/23		80	77,700
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		602	650,160
SM Energy Co.:
6.50%, 1/01/23		28	29,120
5.00%, 1/15/24		200	191,000

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Southern Star Central Corp., 5.13%, 7/15/22 (b)	USD	362	$360,190
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		137	146,590
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		41	43,665
Triangle USA Petroleum Corp., 6.75%, 7/15/22 (b)		84	82,005
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		372	373,860
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		140	144,900
WPX Energy, Inc., 5.25%, 9/15/24		198	192,060

			22,654,286
Paper & Forest Products — 0.2%
Clearwater Paper Corp., 4.50%, 2/01/23		36	34,380
Metsa Board OYJ, 4.00%, 3/13/19	EUR	100	131,200
NewPage Corp., 11.38%, 12/31/14 (a)	USD	846	—
PH Glatfelter Co., 5.38%, 10/15/20		34	34,935
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		213	215,130

			415,645
Pharmaceuticals — 1.5%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (b)(c)		75	74,813
Endo Finance LLC & Endo Finco, Inc.:
7.00%, 12/15/20 (b)		47	49,115
7.25%, 1/15/22 (b)		51	53,677
5.38%, 1/15/23 (b)		33	31,515
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (b)		560	564,200
Omnicare, Inc., 3.75%, 4/01/42 (e)		152	237,405
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		192	200,160
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (b)		68	74,120
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		430	453,650
6.38%, 10/15/20 (b)		389	399,697
7.50%, 7/15/21 (b)		71	75,970
5.63%, 12/01/21 (b)		407	405,474
7.25%, 7/15/22 (b)		55	58,025

			2,677,821
Professional Services — 0.3%
Ceridian LLC/Comdata, Inc., 8.13%, 11/15/17 (b)		280	280,350
TMF Group Holding BV, 9.88%, 12/01/19	EUR	200	262,766

			543,116
Real Estate Investment Trusts (REITs) — 0.6%
Felcor Lodging LP:
6.75%, 6/01/19	USD	95	98,919
5.63%, 3/01/23		68	66,470
The Geo Group, Inc.:
5.88%, 1/15/22		32	32,320
5.88%, 10/15/24		140	140,350
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)(e)		60	98,963
iStar Financial, Inc.:
3.00%, 11/15/16 (e)		336	423,780
4.00%, 11/01/17		135	130,950
5.00%, 7/01/19		95	91,437
Rayonier AM Products, Inc., 5.50%, 6/01/24 (b)		32	30,480

			1,113,669

Corporate Bonds		Par (000)	Value
Real Estate Management & Development — 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)	USD	122	$116,510
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		150	162,750
The Howard Hughes Corp., 6.88%, 10/01/21 (b)		97	100,153
Realogy Group LLC:
7.63%, 1/15/20 (b)		213	227,910
9.00%, 1/15/20 (b)		117	127,823
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (b)		297	286,605
RPG Byty Sro, 6.75%, 5/01/20	EUR	100	131,989
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)	USD	139	135,525
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)		95	—
The Unique Pub Finance Co. PLC, 6.54%, 3/30/21	GBP	179	305,392

			1,594,657
Road & Rail — 0.8%
EC Finance PLC, 5.13%, 7/15/21	EUR	100	127,253
Florida East Coast Holdings Corp.:
6.75%, 5/01/19 (b)	USD	617	629,340
9.75%, 5/01/20 (b)		27	27,405
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (b)(c)		422	412,505
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		99	99,495

			1,295,998
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		73	74,095
Micron Technology, Inc., 5.50%, 2/01/25 (b)		680	666,400
NXP BV/NXP Funding LLC:
5.75%, 2/15/21 (b)		200	203,000
5.75%, 3/15/23 (b)		200	202,500

			1,145,995
Software — 2.3%
Audatex North America, Inc., 6.00%, 6/15/21 (b)		245	251,125
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		223	214,080
Epicor Software Corp., 8.63%, 5/01/19		250	264,375
First Data Corp.:
7.38%, 6/15/19 (b)		416	437,882
8.88%, 8/15/20 (b)		140	150,150
8.25%, 1/15/21 (b)		310	328,600
11.25%, 1/15/21		4	4,555
12.63%, 1/15/21		14	16,765
10.63%, 6/15/21		171	194,513
11.75%, 8/15/21		344	398,180
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (b)(c)		504	498,960
Infor US, Inc., 9.38%, 4/01/19		591	638,280
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		357	348,967
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		196	210,700

			3,957,132
Specialty Retail — 1.2%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	100	117,464
Asbury Automotive Group, Inc., 8.38%, 11/15/20	USD	285	304,950
CST Brands, Inc., 5.00%, 5/01/23		139	135,525

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Specialty Retail (concluded)
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8.00%, 6/01/21 (b)	USD	240	$228,600
Dufry Finance SCA, 4.50%, 7/15/22	EUR	100	131,110
Limited Brands, Inc., 5.63%, 2/15/22	USD	40	41,700
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)		528	549,120
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19		85	85,425
Penske Automotive Group, Inc., 5.75%, 10/01/22		206	209,090
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		75	75,563
THOM Europe SAS, 7.38%, 7/15/19	EUR	120	139,441

			2,017,988
Technology Hardware, Storage & Peripherals — 0.3%
Nokia OYJ:
5.00%, 10/26/17 (e)		100	354,237
6.63%, 5/15/39	USD	155	163,525

			517,762
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., 6.88%, 5/01/22	USD	60	62,700
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	169,004
Springs Industries, Inc., 6.25%, 6/01/21	USD	183	179,340
Twin Set-Simona Barbieri SpA, 6.08%, 7/15/19 (d)	EUR	100	118,740

			529,784
Thrifts & Mortgage Finance — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (b)	USD	200	204,500
6.88%, 4/15/22 (b)		201	197,985
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		110	112,200

			514,685
Trading Companies & Distributors — 1.4%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		65	63,700
Ashtead Capital, Inc., 5.63%, 10/01/24 (b)		200	201,000
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		109	111,997
H&E Equipment Services, Inc., 7.00%, 9/01/22		470	501,725
Travis Perkins PLC, 4.38%, 9/15/21	GBP	100	162,925
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	64	68,000
8.25%, 2/01/21		248	268,460
7.63%, 4/15/22		195	212,063
5.75%, 11/15/24		741	750,263

			2,340,133
Transportation Infrastructure — 0.2%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	211	272,901
Wireless Telecommunication Services — 4.3%
Crown Castle International Corp., 5.25%, 1/15/23	USD	196	194,285
Digicel Group Ltd.:
8.25%, 9/30/20 (b)		550	566,555
7.13%, 4/01/22 (b)		240	239,520
Digicel Ltd., 6.00%, 4/15/21 (b)		1,075	1,064,250
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)		59	56,640
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)		136	132,940
Orange SA, 0.02%, 12/31/49 (d)	EUR	125	156,816
Play Finance 2 SA, 5.25%, 2/01/19		110	142,062

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
SBA Communications Corp., 4.88%, 7/15/22 (b)	USD	272	$261,120
Sprint Capital Corp., 8.75%, 3/15/32		165	180,056
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		695	802,725
7.00%, 3/01/20 (b)		1,037	1,134,219
Sprint Corp.:
7.88%, 9/15/23 (b)		474	502,440
7.13%, 6/15/24 (b)		436	439,270
T-Mobile USA, Inc.:
6.63%, 4/28/21		188	192,700
6.13%, 1/15/22		38	38,190
6.73%, 4/28/22		115	117,587
6.00%, 3/01/23		201	200,749
6.50%, 1/15/24		382	386,775
6.38%, 3/01/25		567	565,583

			7,374,482
Total Corporate Bonds — 75.4%			130,370,088

Floating Rate Loan Interests (d)
Advertising — 0.1%
Affinion Group, Inc., Initial Second Lien Term Loan, 8.50%, 10/31/18		250	240,390
Aerospace & Defense — 0.4%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		763	725,472
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		115	110,656
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		120	116,259
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		21	20,045
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		166	160,358

			407,318
Biotechnology — 0.2%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.15%, 2/27/21		388	380,533
Building Products — 0.1%
The Hillman Cos., Inc., Term Loan B, 4.50%, 6/09/21		75	74,438
Capital Markets — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		143	140,324
Chemicals — 0.4%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		551	537,103
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		24	23,104
Oxea Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		150	148,249

			708,456
Commercial Services & Supplies — 0.1%
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		228	223,525

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)	Value
Electric Utilities — 0.9%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16	USD	210	$208,820
Texas Competitive Electric Holdings Co. LLC (TXU):
2017 Term Loan (Extending), 4.65%, 10/10/17		1,111	820,457
DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16		423	425,121
Term Loan, 3.74%, 10/10/14		52	38,079
Term Loan, 4.50%, 10/10/16		175	127,750

			1,620,227
Energy Equipment & Services — 0.1%
American Energy - Marcellus LLC, Initial Loan (First Lien), 5.25%, 8/04/20		148	146,300
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		110	110,516
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		60	60,675

			171,191
Health Care Equipment & Supplies — 0.1%
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		179	176,161
Health Care Providers & Services — 0.2%
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		317	316,190
Surgery Center Holdings, Inc., Initial Term Loan, 4.25%, 7/24/20		75	74,824

			391,014
Hotels, Restaurants & Leisure — 2.0%
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-6 Loan, 6.75%, 3/01/17		351	319,763
Term B-7 Loan, 9.75%, 1/28/18		624	590,252
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		767	732,830
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		274	272,941
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		105	105,131
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		315	309,852
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		296	292,069
MGM Resorts International (MGM Grand Detroit LLC), Term Loan B, 3.50%, 12/20/19		57	56,014
Station Casinos LLC, B Term Loan, 3.25%, 3/02/20		237	232,820
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 6.00%, 9/02/21		535	533,759

			3,445,431
Internet Software & Services — 0.6%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		245	241,543
Term Loan C, 7/14/22		515	521,865
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		294	289,445

			1,052,853

Floating Rate Loan Interests (d)		Par (000)	Value
Machinery — 0.6%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19	USD	127	$124,699
Gates Global LLC, Term Loan B, 4.25%, 7/05/21		840	824,074

			948,773
Media — 1.2%
Advantage Sales & Marketing, Inc.:
Delayed Draw Term Loan, 4.25%, 7/23/21		2	2,058
Initial Term Loan (First Lien), 4.25%, 7/23/21		126	123,515
Term Loan (Second Lien), 7.50%, 7/25/22		195	191,866
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		503	501,748
Cengage Learning Acquisitions, Inc. (Thomson Learning), Term Loan, 0.00%, 7/03/14 (a)(f)(g)		49	—
Charter Communications Operating LLC, Term G Loan, 4.25%, 9/10/21		300	298,908
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.80%, 1/29/16		31	30,492
Tranche D Term Loan, 6.90%, 1/30/19		583	556,762
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		374	371,841

			2,077,190
Oil, Gas & Consumable Fuels — 0.4%
American Energy - Utica LLC:
Incremental Tranche 1 Loan (Second Lien), 11.00%, 9/30/18		51	52,976
Incremental Tranche 2 (Second Lien), 11.00%, 9/30/18		51	53,110
Loan (Second Lien), 11.00%, 9/30/18		321	343,277
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		142	129,674
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		153	153,497

			732,534
Pharmaceuticals — 0.0%
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17		20	19,832
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 4.40%, 10/10/16		13	12,402
Semiconductors & Semiconductor Equipment — 0.2%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan B, 3.75%, 5/06/21		359	355,556
Software — 1.1%
First Data Corp.:
2018 New Dollar Term Loan, 3.66%, 3/23/18		1,450	1,420,551
2018B Second New Term Loan, 3.66%, 9/24/18		50	48,906
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		334	343,262

			1,812,719
Specialty Retail — 0.2%
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		268	263,029

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)		Value
Trading Companies & Distributors — 0.3%
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18	USD	424		$418,692
Total Floating Rate Loan Interests — 9.6%				16,544,360

Foreign Agency Obligations — 0.0%
HSH Nordbank AG, 1.00%, 2/14/17 (d)	EUR	50		50,743

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (b)(d)		442		448,853

Other Interests (i)		Beneficial Interest (000)
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (a)		—	(j)	334,575

Preferred Securities
Capital Trusts		Par (000)
Banks — 1.5%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (d)(k)	EUR	200		266,270
Bank of America Corp.,
Series U, 5.20% (d)(k)		33		31,020
Series V, 5.13% (d)(k)	USD	750		725,625
Series X, 6.25% (d)(k)		620		615,931
Barclays PLC, 8.00% (d)(k)	EUR	600		788,147
Citigroup, Inc., Series D, 5.35% (d)(k)	USD	110		102,850

				2,529,843
Capital Markets — 0.6%
The Goldman Sachs Group, Inc., 5.70% (d)(k)		448		454,496
Morgan Stanley, Series H, 5.45% (d)(k)		625		620,313

				1,074,809
Diversified Financial Services — 1.0%
JPMorgan Chase & Co.,
Series 1, 7.90% (d)(k)		325		351,813
Series Q, 5.15% (d)(k)		20		19,050
Series S, 6.75% (d)(k)		759		797,329
Series U, 6.13% (d)(k)		131		129,625
Series V, 5.00% (d)(k)		440		428,912

				1,726,729
Total Capital Trusts — 3.1%				5,331,381

Preferred Stocks	Shares	Value
Capital Markets — 0.0%
State Street Corp., 5.90%	2,151	$55,173
Consumer Finance — 0.0%
Ally Financial, Inc., 8.50%	4,004	107,828
Diversified Financial Services — 0.2%
Concrete Investment II SCA,	623	117,246
RBS Capital Funding Trust VI, 6.25%	6,875	163,969

		281,215
Hotels, Restaurants & Leisure — 1.1%
Amaya Gaming Group, Inc. (Acquired 8/01/14, cost $1,397,106), 6.00% (l)	1,516	1,896,712
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp., 5.75%	274	309,277
Total Preferred Stocks — 1.5%		2,650,205

Trust Preferreds
Diversified Financial Services — 0.6%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (d)	32,966	877,225
RBS Capital Funding Trust VII, Series G, 6.08% (k)	9,177	219,238

		1,096,463
Total Trust Preferreds — 0.6%		1,096,463
Total Preferred Securities — 5.2%		9,078,049

Warrants (m)
Hotels, Restaurants & Leisure — 0.1%
Amaya Gaming Group, Inc. (Issue date 7/31/14, 1 share for 1 warrant, strike price $0.01, expires 7/15/24) (Acquired 6/12/14, cost $0) (l)	9,027	245,217
Total Long-Term Investments (Cost — $169,586,523*) — 97.8%		169,102,851
Other Assets Less Liabilities — 2.2%		3,834,693

Net Assets — 100.0%		$172,937,544

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$170,139,168

Gross unrealized appreciation	$4,605,993
Gross unrealized depreciation	(5,642,310)

Net unrealized depreciation	$(1,036,317)

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Convertible security.

(f)	Zero-coupon bond.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Amount is less than $500.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current market value of $2,141,929 and an original cost of $1,397,106 which was 1.2% of its net assets.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

•	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,462,880	(2,462,880)	—	$1,000

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
(80)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	7,862,000	$22,119
(2)	Russell 2000 Mini Index Futures	InterContinental Exchange	December 2014	USD	219,320	10,379
Total						$32,498

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	431,000	USD	558,120	Barclays Bank PLC	10/21/14	$(13,666)
EUR	124,000	USD	165,785	BNP Paribas S.A.	10/21/14	(9,144)
USD	227,110	CAD	250,000	BNP Paribas S.A.	10/21/14	4,008
USD	197,478	CAD	215,000	Goldman Sachs Bank USA	10/21/14	5,610
USD	118,512	CAD	130,000	JPMorgan Chase Bank N.A.	10/21/14	2,499
USD	2,070,251	CAD	2,265,000	TD Securities, Inc.	10/21/14	48,945
USD	224,660	CAD	242,000	UBS AG	10/21/14	8,697
USD	151,127	EUR	119,000	Bank of America N.A.	10/21/14	802
USD	134,661	EUR	100,000	Bank of America N.A.	10/21/14	8,337
USD	135,278	EUR	100,000	Bank of America N.A.	10/21/14	8,955
USD	134,354	EUR	100,000	Barclays Bank PLC	10/21/14	8,031
USD	14,210,244	EUR	10,503,000	Citibank N.A.	10/21/14	942,493
USD	4,707,441	GBP	2,755,000	Bank of America N.A.	10/21/14	242,011
USD	132,533	GBP	82,000	Goldman Sachs Bank USA	10/21/14	(376)
Total						$1,257,202

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	11

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$8,779,649	$3,251,317	—	$12,030,966
Corporate Bonds	—	129,614,947	$755,141	130,370,088
Floating Rate Loan Interests	—	14,808,611	1,735,749	16,544,360
Foreign Agency Obligations	—	50,743	—	50,743
Non-Agency Mortgage-Backed Securities	—	448,853	—	448,853
Other Interests	—	—	334,575	334,575
Preferred Securities	1,732,710	5,331,381	2,013,958	9,078,049
Liabilities:
Investments:
Unfunded floating rate loan interests[1]	—	(33)	—	(33)

Total	$10,512,359	$153,505,819	$4,839,423	$168,857,601

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$32,498	—	—	$32,498
Foreign currency exchange contracts	—	$1,280,388	—	1,280,388
Liabilities:
Foreign currency exchange contracts	—	(23,186)	—	(23,186)

Total	$32,498	$1,257,202	—	$1,289,700

[1]    Unfunded floating rate loan interests are valued at the unrealized appreciation/depreciation on the commitment.

[2]    Derivative financial instruments are financial futures contracts and forward foreign currency exchange contracts. Financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,166	—	—	$1,166
Cash pledged for financial futures contracts	383,000	—	—	383,000
Bank overdraft	—	$(812,024)	—	(812,024)

Total	$384,166	$(812,024)	—	$(427,858)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of December 31, 2013	$1,818,714	$1,233,098	$1,339,129	$444,504	$310,275	—	$5,145,720
Transfers into Level 3	—	40,314	694,801	—	—	—	735,115
Transfers out of Level 3	(1,506,934)	(456,125)	(145,906)	(444,504)	—	—	(2,553,469)
Accrued discounts/premiums	—	—	4,925	—	—	—	4,925
Net realized gain (loss)	314,490	(750,000)	35,489	—	—	—	(400,021)
Net change in unrealized appreciation/depreciation[1]	(311,780)	771,126	(8,092)	—	24,300	$508,492	984,046
Purchases	—	—	847,276	—	—	1,505,466	2,352,742
Sales	(314,490)	(83,272)	(1,031,873)	—	—	—	(1,429,635)
Closing Balance, as of September 30, 2014	—	$755,141	$1,735,749	—	$334,575	$2,013,958	$4,839,423

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014[1]	—	$21,126	$28,860	—	$24,300	$508,492	$582,778

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of September 30, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $2,942,711.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Securities	1,896,712	Dealer Price	Illiquidity Discount[1]	1.67%

[1]	Increase in unobservable input may result in a significant decrease to value, while a decrease in the unobservable input may result in a significant increase to value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	13

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.9%
Healthscope Ltd. (a)	2,443,135	$5,219,366
Belgium — 2.6%
KBC Groep NV (a)	64,247	3,410,638
Denmark — 5.1%
Genmab A/S (a)	63,869	2,697,074
Novo Nordisk A/S, Class B	87,105	4,147,225

		6,844,299
France — 10.3%
BNP Paribas SA	58,133	3,858,204
Société Générale SA	78,269	3,992,357
Total SA	91,305	5,912,405

		13,762,966
Germany — 5.4%
Deutsche Post AG, Registered Shares	227,951	7,265,990
Hong Kong — 3.3%
Sands China Ltd.	840,000	4,382,115
Israel — 3.1%
Teva Pharmaceutical Industries Ltd. — ADR	76,754	4,125,527
Italy — 2.8%
UniCredit SpA	483,090	3,795,122
Japan — 5.3%
Tokio Marine Holdings, Inc.	134,100	4,160,801
Yamaha Motor Co. Ltd.	146,700	2,874,563

		7,035,364
Mexico — 2.0%
Grupo Televisa SAB — ADR	79,669	2,699,186
Netherlands — 8.2%
ING Groep NV — CVA (a)	273,685	3,890,238
Royal Dutch Shell PLC, A Shares	183,533	7,014,663

		10,904,901
South Korea — 2.5%
POSCO	10,777	3,314,929
Switzerland — 6.2%
Cie Financiere Richemont SA, Registered Shares	29,304	2,395,344
Credit Suisse Group AG, Registered Shares	145,999	4,039,158
Transocean Ltd.	59,755	1,910,367

		8,344,869
United Kingdom — 27.1%
AstraZeneca PLC	99,976	7,164,520
BG Group PLC	223,139	4,119,310
Imperial Tobacco Group PLC	128,273	5,522,882
ITV PLC	1,829,215	6,141,873
Kingfisher PLC	1,047,312	5,477,279
Liberty Global PLC, Series A (a)	78,259	3,329,138
Noble Corp. PLC	87,513	1,944,539
SABMiller PLC	44,257	2,452,614

		36,152,155
United States — 11.2%
Discovery Communications, Inc., Class A (a)	125,955	4,761,099

Common Stocks	Shares	Value
United States (concluded)
Discovery Communications, Inc., Class C (a)	67,676	$2,522,961
The Estee Lauder Cos., Inc., Class A	62,295	4,654,682
Las Vegas Sands Corp.	49,562	3,083,252

		15,021,994
Total Long-Term Investments (Cost — $127,976,936) — 99.0%		132,279,421

Short-Term Securities	Beneficial Interest (000)
Money Market Funds — 1.4%
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (b)(c)(d)	$1,798	1,797,800

Time Deposits		Par (000)
Australia — 0.2%
Wells Fargo Securities, LLC, 1.58%, 10/01/14	AUD	330	289,078
Europe — 0.1%
Wells Fargo Securities, LLC, 0.00%, 10/01/14	EUR	95	119,538
Total Time Deposits — 0.3%			408,616
Total Short-Term Securities (Cost — $2,206,416) — 1.7%			2,206,416
Total Investments (Cost — $130,183,352*) — 100.7%			134,485,837
Liabilities in Excess of Other Assets — (0.7)%			(925,577)

Net Assets — 100.0%			$133,560,260

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound
AUD	Australian Dollar	JPY	Japanese Yen
EUR	Euro	USD	U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock International V.I. Fund

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$130,289,194

Gross unrealized appreciation	$8,078,136
Gross unrealized depreciation	(3,881,493)

Net unrealized appreciation	$4,196,643

(a)	Non-income producing security.

(b)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,560,245	(1,560,245)	—	$739
BlackRock Liquidity Series, LLC, Money Market Series	$1,792,500	$5,300	$1,797,800	$5,198

(c)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(d)	Represents the current yield as of report date.

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,115,541	GBP	3,643,000	Deutsche Bank AG	11/06/14	$211,618
JPY	1,092,676,000	USD	10,162,301	Deutsche Bank AG	12/04/14	(194,295)
USD	10,514,487	JPY	1,092,676,000	UBS AG	12/04/14	546,481
Total						$563,804

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock International V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$5,219,366	—	—	$5,219,366
Belgium	—	$3,410,638	—	3,410,638
Denmark	—	6,844,299	—	6,844,299
France	—	13,762,966	—	13,762,966
Germany	—	7,265,990	—	7,265,990
Hong Kong	—	4,382,115	—	4,382,115
Israel	4,125,527	—	—	4,125,527
Italy	—	3,795,122	—	3,795,122
Japan	—	7,035,364	—	7,035,364
Mexico	2,699,186	—	—	2,699,186
Netherlands	—	10,904,901	—	10,904,901
South Korea	—	3,314,929	—	3,314,929
Switzerland	1,910,367	6,434,502	—	8,344,869
United Kingdom	5,273,677	30,878,478	—	36,152,155
United States	15,021,994	—	—	15,021,994
Short-Term Securities:
Money Market Funds	—	1,797,800	—	1,797,800
Time Deposits	—	408,616	—	408,616
Total	$34,250,117	$100,235,720	—	$134,485,837

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$758,099	—	$758,099
Liabilities:
Foreign currency exchange contracts	—	(194,295)	—	(194,295)
Total	—	$563,804	—	$563,804

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$770,784	—	—	$770,784
Liabilities:
Collateral on securities loaned at value	—	$(1,797,800)	—	(1,797,800)
Bank overdraft	—	(191,875)	—	(191,875)
Total	$770,784	$(1,989,675)	—	$(1,218,891)

There were no transfers between levels during the year ended September 30, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Consolidated Schedule of Investments September 30, 2014 (Unaudited)	BlackRock iShares® Alternative Strategies V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 12.2%
iShares Gold Trust (b)	21,800	$255,060
iShares Silver Trust (b)	1,400	22,890

		277,950

Equity Funds — 47.3%
iShares International Developed Real Estate ETF	10,265	308,361
iShares MSCI All Country World Minimum Volatility ETF	7,344	489,992
iShares U.S. Real Estate ETF	3,992	276,246

		1,074,599

Fixed Income Funds — 38.9%
iShares JPMorgan USD Emerging Markets Bond ETF	4,363	492,364

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds (concluded)
iShares U.S. Preferred Stock ETF	9,941	$392,868

		885,232

Short-Term Securities — 1.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	33,867	33,867
Total Affiliated Investment Companies (Cost — $2,300,524*) — 99.9%		2,271,648
Other Assets Less Liabilities — 0.1%		2,909

Net Assets — 100.0%		$2,274,557

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,300,524

Gross unrealized appreciation	$1,011
Gross unrealized depreciation	(29,887)

Net unrealized depreciation	$(28,876)

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2014	Value at September 30, 2014	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	33,867	[1]	—	33,867	$33,867	$10	—
iShares Gold Trust	21,800		—	21,800	$255,060	—	—
iShares International Developed Real Estate ETF	12,646		2,381	10,265	$308,361	$3,847	$(3,602)
iShares JPMorgan USD Emerging Markets Bond ETF	5,316		953	4,363	$492,364	$4,059	$(1,777)
iShares MSCI All Country World Minimum Volatility ETF	9,078		1,734	7,344	$489,992	$2,280	$(1,632)
iShares Silver Trust	1,400		—	1,400	$22,890	—	—
iShares U.S. Preferred Stock ETF	12,182		2,241	9,941	$392,868	$4,876	$(707)
iShares U.S. Real Estate ETF	4,913		921	3,992	$276,246	$3,719	$(2,986)

[1]	Represents net shares purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

Portfolio Abbreviation
ETF	Exchange Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Alternative Strategies V.I. Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,271,648	—	—	$2,271,648

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments September 30, 2014 (Unaudited)	BlackRock iShares® Dynamic Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 1.2%
iShares Gold Trust (b)	3,980	$46,566
Equity Funds — 54.7%
iShares Core MSCI Emerging Markets ETF	7,684	384,507
iShares International Developed Real Estate ETF	2,020	60,681
iShares International Select Dividend ETF	5,452	195,127
iShares Micro-Cap ETF	531	36,910
iShares MSCI All Country World Minimum Volatility ETF	1,462	97,545
iShares MSCI Canada ETF	1,204	36,963
iShares MSCI EAFE ETF	3,132	200,824
iShares MSCI EAFE Small-Cap ETF	804	38,994
iShares MSCI Frontier 100 ETF	1,030	38,975
iShares Russell 1000 ETF	4,292	471,562
iShares Russell 2000 ETF (c)	4,394	480,484
iShares S&P 100 ETF	415	36,586
iShares U.S. Real Estate ETF	782	54,114

		2,133,272

Fixed Income Funds — 44.0%
iShares Agency Bond ETF	1,985	222,896
iShares CMBS ETF	275	14,116
iShares Core U.S. Credit Bond ETF	1,873	207,004
iShares Core U.S. Treasury Bond ETF (c)	12,503	310,324
iShares Floating Rate Bond ETF	4,546	231,073

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — (concluded)
iShares iBoxx $ High Yield Corporate Bond ETF	2,556	$235,024
iShares JPMorgan USD Emerging Markets Bond ETF	865	97,615
iShares MBS ETF	2,824	305,303
iShares TIPS Bond ETF	125	14,009
iShares U.S. Preferred Stock ETF	1,921	75,918

		1,713,282

Short-Term Securities — 20.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	168,078	168,078
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$631,555	631,555

		799,633

Total Affiliated Investment Companies (Cost — $4,772,401*) — 120.4%		4,692,753
Liabilities in Excess of Other Assets — (20.4)%		(793,654)

Net Assets — 100.0%		$3,899,099

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,772,401

Gross unrealized appreciation	$4,572
Gross unrealized depreciation	(84,220)

Net unrealized depreciation	$(79,648)

Portfolio Abbreviation
ETF	Exchange Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock iShares® Dynamic Allocation V.I. Fund

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	168,078	[1]	—	168,078	$168,078	$15	—
BlackRock Liquidity Series, LLC, Money Market Series	$631,555	[2]	—	$631,555	$631,555	$1,260	—
iShares Agency Bond ETF	2,151		166	1,985	$222,896	$530	$(74)
iShares CMBS ETF	275		—	275	$14,116	$50	—
iShares Core MSCI Emerging Markets ETF	8,063		379	7,684	$384,507	$1,000	$(475)
iShares Core U.S. Credit Bond ETF	1,923		50	1,873	$207,004	$1,181	$(2)
iShares Core U.S. Treasury Bond ETF	12,840		337	12,503	$310,324	$650	$(26)
iShares Floating Rate Bond ETF	4,752		206	4,546	$231,073	$181	$(5)
iShares Gold Trust	3,980		—	3,980	$46,566	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,625		69	2,556	$235,024	$2,226	$(103)
iShares International Developed Real Estate ETF	2,120		100	2,020	$60,681	$609	$(249)
iShares International Select Dividend ETF	5,604		152	5,452	$195,127	$2,728	$(248)
iShares JPMorgan USD Emerging Markets Bond ETF	882		17	865	$97,615	$643	$(5)
iShares MBS ETF	2,986		162	2,824	$305,303	$769	$(50)
iShares Micro-Cap ETF	531		—	531	$36,910	$126	—
iShares MSCI All Country World Minimum Volatility ETF	1,462		—	1,462	$97,545	$360	—
iShares MSCI Canada ETF	1,204		—	1,204	$36,963	$85	—
iShares MSCI EAFE ETF	3,219		87	3,132	$200,824	$1,447	$(236)
iShares MSCI EAFE Small-Cap ETF	804		—	804	$38,994	$126	—
iShares MSCI Frontier 100 ETF	1,030		—	1,030	$38,975	$253	—
iShares Russell 1000 ETF	4,555		263	4,292	$471,562	$2,535	$(366)
iShares Russell 2000 ETF	4,539		145	4,394	$480,484	$1,901	$(733)
iShares S&P 100 ETF	415		—	415	$36,586	$224	—
iShares TIPS Bond ETF	125		—	125	$14,009	$77	—
iShares U.S. Preferred Stock ETF	1,921		—	1,921	$75,918	$764	—
iShares U.S. Real Estate ETF	782		—	782	$54,114	$606	—

[1] Represents net shares purchased.
[2] Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$4,061,198	$631,555	—	$4,692,753

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Dynamic Allocation V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,092	—	—	$1,092
Liabilities:
Collateral on securities loaned at value	—	$(631,555)	—	(631,555)
Total	$1,092	$(631,555)	—	$(630,463)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock iShares® Dynamic Fixed Income V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 98.4%
iShares Agency Bond ETF	2,882	$323,620
iShares CMBS ETF	415	21,303
iShares Core U.S. Credit Bond ETF	2,771	306,251
iShares Core U.S. Treasury Bond ETF	17,612	437,130
iShares Floating Rate Bond ETF	3,894	197,932
iShares iBoxx $ High Yield Corporate Bond ETF	4,721	434,096
iShares MBS ETF	4,041	436,872
iShares TIPS Bond ETF	273	30,595

		2,187,799

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 1.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)	39,624	$39,624
Total Affiliated Investment Companies (Cost — $2,229,115*) — 100.2%		2,227,423
Liabilities in Excess of Other Assets — (0.2)%		(3,806)

Net Assets — 100.0%		$2,223,617

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,229,115

Gross unrealized appreciation	$4,559
Gross unrealized depreciation	(6,251)

Net unrealized depreciation	$(1,692)

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	39,624	[1]	—	39,624	$39,624	$13	—
BlackRock Liquidity Series, LLC, Money Market Series	—		—	—	—	$739	—
iShares Agency Bond ETF	4,177		1,295	2,882	$323,620	$1,152	(242)
iShares CMBS ETF	559		144	415	$21,303	$120	$(64)
iShares Core U.S. Credit Bond ETF	3,902		1,131	2,771	$306,251	$2,539	$(382)
iShares Core U.S. Treasury Bond ETF	25,333		7,721	17,612	$437,130	$1,401	$(98)
iShares Floating Rate Bond ETF	9,145		5,251	3,894	$197,932	$392	$63
iShares iBoxx $ High Yield Corporate Bond ETF	6,329		1,608	4,721	$434,096	$4,715	$(3,993)
iShares MBS ETF	5,848		1,807	4,041	$436,872	$1,669	$217
iShares TIPS Bond ETF	329		56	273	$30,595	$199	$(117)

[1]	Represents net shares purchased.
(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Portfolio Abbreviation

    ETF        Exchanged Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (concluded)	BlackRock iShares® Dynamic Fixed Income V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,227,423	—	—	$2,227,423

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, cash of $2,892 is categorized as Level 1 within the disclosure hierarchy.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock iShares® Equity Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 98.8%
iShares Core MSCI Emerging Markets ETF	7,103	$355,434
iShares International Select Dividend ETF	6,553	234,532
iShares Micro-Cap ETF	649	45,112
iShares MSCI Canada ETF	3,465	106,376
iShares MSCI EAFE ETF	5,303	340,028
iShares MSCI EAFE Small-Cap ETF	2,932	142,202
iShares MSCI Frontier 100 ETF	1,192	45,105
iShares Russell 1000 ETF	5,981	657,133
iShares Russell 2000 ETF (b)	3,198	349,701
iShares S&P 100 ETF	515	45,402

		2,321,025

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 22.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	71,950	$71,950
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)	$450,595	450,595

		522,545

Total Affiliated Investment Companies (Cost — $2,900,093*) — 121.1%	2,843,570
Liabilities in Excess of Other Assets — (21.1)%	(495,205)

Net Assets — 100.0%	$2,348,365

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,900,093

Gross unrealized appreciation	$4,446
Gross unrealized depreciation	(60,969)

Net unrealized depreciation	$(56,523)

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	71,950	[1]	—	71,950	$71,950	$16	—
BlackRock Liquidity Series, LLC, Money Market Series	$450,595	[2]	—	$450,595	$450,595	$294	—
iShares Core MSCI Emerging Markets ETF	9,009		1,906	7,103	$355,434	$1,030	$(6,583)
iShares International Select Dividend ETF	6,553		—	6,553	$234,532	$3,024	—
iShares Micro-Cap ETF	649		—	649	$45,112	$157	—
iShares MSCI Canada ETF	3,465		—	3,465	$106,376	$99	—
iShares MSCI EAFE ETF	5,303		—	5,303	$340,028	$1,467	—
iShares MSCI EAFE Small-Cap ETF	2,932		—	2,932	$142,202	$116	—
iShares MSCI Frontier 100 ETF	1,192		—	1,192	$45,105	$269	—
iShares Russell 1000 ETF	6,039		58	5,981	$657,133	$2,955	$(16)
iShares Russell 2000 ETF	5,191		1,993	3,198	$349,701	$2,227	$(11,844)
iShares S&P 100 ETF	515		—	515	$45,402	$258	—

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure

Portfolio Abbreviation

ETF         Exchange Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (concluded)	BlackRock iShares® Equity Appreciation V.I. Fund

purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,392,975	$450,595	—	$2,843,570

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $450,595 is categorized as Level 2 within the disclosure hierarchy.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.3%
Rockwell Collins, Inc.	23,500	$1,844,750
Airlines — 1.8%
Delta Air Lines, Inc.	56,100	2,028,015
Southwest Airlines Co.	127,200	4,295,544
United Continental Holdings, Inc. (a)	67,000	3,134,930

		9,458,489
Auto Components — 0.8%
BorgWarner, Inc.	19,900	1,046,939
TRW Automotive Holdings Corp. (a)	32,488	3,289,410

		4,336,349
Banks — 12.6%
Bank of America Corp.	877,473	14,960,915
Citigroup, Inc.	230,999	11,970,368
JPMorgan Chase & Co.	270,783	16,311,968
SunTrust Banks, Inc.	182,100	6,925,263
U.S. Bancorp	317,175	13,267,430
Wells Fargo & Co.	52,800	2,738,736

		66,174,680
Beverages — 2.3%
Dr. Pepper Snapple Group, Inc.	112,700	7,247,737
Molson Coors Brewing Co., Class B	63,700	4,741,828

		11,989,565
Biotechnology — 2.9%
Amgen, Inc.	44,400	6,236,424
Biogen Idec, Inc. (a)	26,600	8,799,546

		15,035,970
Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	32,000	5,874,240
Chemicals — 0.8%
Cabot Corp.	36,655	1,860,974
The Dow Chemical Co.	43,300	2,270,652

		4,131,626
Commercial Services & Supplies — 0.7%
Tyco International Ltd.	82,225	3,664,768
Communications Equipment — 4.1%
Brocade Communications Systems, Inc.	447,490	4,864,216
Cisco Systems, Inc.	328,700	8,273,379
QUALCOMM, Inc.	114,900	8,591,073

		21,728,668
Construction & Engineering — 0.3%
AECOM Technology Corp. (a)(b)	43,900	1,481,625
Consumer Finance — 2.9%
Discover Financial Services	197,550	12,720,245

Common Stocks	Shares	Value
Consumer Finance (concluded)
SLM Corp.	312,442	$2,674,503

		15,394,748
Containers & Packaging — 1.1%
Packaging Corp. of America	88,877	5,672,130
Electronic Equipment, Instruments & Components — 0.5%
TE Connectivity Ltd.	49,000	2,709,210
Energy Equipment & Services — 4.3%
Halliburton Co.	103,000	6,644,530
Oceaneering International, Inc.	21,650	1,410,931
Schlumberger Ltd.	119,700	12,172,293
Weatherford International PLC (a)	113,900	2,369,120

		22,596,874
Food & Staples Retailing — 2.9%
CVS Health Corp.	191,050	15,205,669
Health Care Equipment & Supplies — 0.3%
Medtronic, Inc.	28,600	1,771,770
Health Care Providers & Services — 7.0%
Aetna, Inc.	120,600	9,768,600
Centene Corp. (a)	52,300	4,325,733
CIGNA Corp.	18,100	1,641,489
McKesson Corp.	45,550	8,867,219
UnitedHealth Group, Inc.	69,300	5,977,125
Universal Health Services, Inc., Class B	60,765	6,349,943

		36,930,109
Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp.	72,800	4,528,888
Industrial Conglomerates — 2.4%
3M Co.	90,125	12,768,910
Insurance — 4.4%
American International Group, Inc.	228,700	12,354,374
Genworth Financial, Inc., Class A (a)	355,100	4,651,810
The Travelers Cos., Inc.	64,175	6,028,599

		23,034,783
Internet & Catalog Retail — 0.8%
The Priceline Group, Inc. (a)	3,440	3,985,515
Internet Software & Services — 4.1%
Facebook, Inc., Class A (a)	86,100	6,805,344
Google, Inc., Class A (a)	12,510	7,361,009
Google, Inc., Class C (a)	12,430	7,176,585

		21,342,938
IT Services — 4.3%
Alliance Data Systems Corp. (a)	4,950	1,228,937

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Amdocs Ltd.	74,194	$3,404,021
Cognizant Technology Solutions Corp., Class A (a)	89,300	3,997,961
MasterCard, Inc., Class A	154,700	11,435,424
Total System Services, Inc.	85,207	2,638,009

		22,704,352
Machinery — 1.9%
Cummins, Inc.	9,325	1,230,713
Kennametal, Inc.	36,200	1,495,422
Parker Hannifin Corp.	36,645	4,183,027
WABCO Holdings, Inc. (a)	31,500	2,864,925

		9,774,087
Media — 2.8%
Comcast Corp., Class A	276,400	14,864,792
Metals & Mining — 0.2%
Vale SA - ADR	110,100	1,212,201
Multiline Retail — 0.7%
Macy’s, Inc.	58,900	3,426,802
Oil, Gas & Consumable Fuels — 5.9%
BP PLC - ADR	147,100	6,465,045
Exxon Mobil Corp.	2,775	260,989
Hess Corp.	60,905	5,744,560
Marathon Petroleum Corp.	74,500	6,307,915
PBF Energy, Inc., Class A	48,900	1,173,600
Suncor Energy, Inc.	230,890	8,346,673
Tesoro Corp.	48,720	2,970,946

		31,269,728
Paper & Forest Products — 0.7%
Domtar Corp.	101,400	3,562,182
Pharmaceuticals — 5.7%
Johnson & Johnson	19,625	2,091,829
Merck & Co., Inc.	232,535	13,784,675
Mylan, Inc. (a)	78,700	3,580,063
Pfizer, Inc.	61,800	1,827,426
Teva Pharmaceutical Industries Ltd. - ADR	156,922	8,434,557

		29,718,550
Road & Rail — 1.4%
Norfolk Southern Corp.	51,400	5,736,240
Union Pacific Corp.	13,500	1,463,670

		7,199,910

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	186,000	$6,476,520
Micron Technology, Inc. (a)	307,100	10,521,246

		16,997,766
Software — 1.8%
CA, Inc.	28,575	798,385
Microsoft Corp.	74,700	3,463,092
Oracle Corp.	139,200	5,328,576

		9,590,053
Specialty Retail — 4.4%
The Home Depot, Inc.	41,600	3,816,384
Lowe’s Cos., Inc.	252,900	13,383,468
Ross Stores, Inc.	77,300	5,842,334

		23,042,186
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	53,560	5,396,170
EMC Corp.	283,900	8,306,914
Hewlett-Packard Co.	200,081	7,096,873
SanDisk Corp.	47,000	4,603,650
Seagate Technology PLC	22,000	1,259,940
Western Digital Corp.	86,610	8,428,885

		35,092,432
Total Long-Term Investments (Cost — $410,091,516) — 99.0%		520,117,315

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	4,401,969	4,401,969
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$1,532	1,531,824
Total Short-Term Securities (Cost — $5,933,793) — 1.1%		5,933,793
Total Investments (Cost — $416,025,309*) — 100.1%		526,051,108
Liabilities in Excess of Other Assets — (0.1)%		(414,636)

Net Assets — 100.0%		$525,636,472

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$418,114,696

Gross unrealized appreciation	$114,475,811
Gross unrealized depreciation	(6,539,399)

Net unrealized appreciation	$107,936,412

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	11,110,651	(6,708,682)	4,401,969	$1,992
BlackRock Liquidity Series, LLC, Money Market Series	$2,431,183	$(899,359)	$1,531,824	$4,357

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$520,117,315	—	—	$520,117,315
Short-Term Securities	4,401,969	$1,531,824	—	5,933,793
Total	$524,519,284	$1,531,824	—	$526,051,108

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $1,531,824 is categorized as level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	2,300	$420,394
Rockwell Collins, Inc.	10,400	816,400

		1,236,794
Airlines — 2.0%
Delta Air Lines, Inc.	16,600	600,090
Southwest Airlines Co.	31,800	1,073,886
United Continental Holdings, Inc. (a)	19,100	893,689

		2,567,665
Auto Components — 0.3%
BorgWarner, Inc.	8,740	459,811
Banks — 2.4%
U.S. Bancorp	62,600	2,618,558
Wells Fargo & Co.	9,100	472,017

		3,090,575
Beverages — 2.5%
The Coca-Cola Co.	33,400	1,424,844
Dr. Pepper Snapple Group, Inc.	28,300	1,819,973

		3,244,817
Biotechnology — 4.3%
Amgen, Inc.	20,500	2,879,430
Biogen Idec, Inc. (a)	7,970	2,636,556

		5,515,986
Chemicals — 2.3%
The Dow Chemical Co.	10,800	566,352
PPG Industries, Inc.	12,100	2,380,554

		2,946,906
Communications Equipment — 2.3%
QUALCOMM, Inc.	39,100	2,923,507
Construction & Engineering — 0.3%
AECOM Technology Corp. (a)	12,000	405,000
Consumer Finance — 2.8%
Discover Financial Services	45,600	2,936,184
SLM Corp.	76,363	653,667

		3,589,851
Containers & Packaging — 1.0%
Packaging Corp. of America	21,157	1,350,240
Electronic Equipment, Instruments & Components — 0.5%
TE Connectivity Ltd.	11,400	630,306
Energy Equipment & Services — 5.2%
Halliburton Co.	27,900	1,799,829
Oceaneering International, Inc.	15,200	990,584
Schlumberger Ltd.	38,300	3,894,727

		6,685,140

Common Stocks	Shares	Value
Food & Staples Retailing — 2.4%
CVS Health Corp.	39,400	$3,135,846
Health Care Providers & Services — 6.6%
Aetna, Inc.	29,100	2,357,100
Centene Corp. (a)	13,200	1,091,772
CIGNA Corp.	3,000	272,070
McKesson Corp.	13,600	2,647,512
Universal Health Services, Inc., Class B	21,047	2,199,412

		8,567,866
Hotels, Restaurants & Leisure — 1.2%
Las Vegas Sands Corp.	24,200	1,505,482
Industrial Conglomerates — 2.8%
3M Co.	25,300	3,584,504
Insurance — 1.1%
The Travelers Cos., Inc.	15,000	1,409,100
Internet & Catalog Retail — 1.6%
The Priceline Group, Inc. (a)	1,780	2,062,272
Internet Software & Services — 7.8%
Facebook, Inc., Class A (a)	46,400	3,667,456
Google, Inc., Class A (a)	5,435	3,198,008
Google, Inc., Class C (a)	5,665	3,270,744

		10,136,208
IT Services — 7.8%
Alliance Data Systems Corp. (a)	8,730	2,167,397
Amdocs Ltd.	7,500	344,100
Cognizant Technology Solutions Corp., Class A (a)	37,000	1,656,490
DST Systems, Inc.	15,410	1,293,207
FleetCor Technologies, Inc. (a)	900	127,908
MasterCard, Inc., Class A	42,940	3,174,125
Total System Services, Inc.	21,080	652,637
Visa, Inc., Class A	3,330	710,522

		10,126,386
Machinery — 3.0%
Cummins, Inc.	9,330	1,231,373
Dover Corp.	3,700	297,221
Parker Hannifin Corp.	12,500	1,426,875
WABCO Holdings, Inc. (a)	10,800	982,260

		3,937,729
Media — 4.8%
Comcast Corp., Class A	80,100	4,307,778
Omnicom Group, Inc.	6,300	433,818
The Walt Disney Co.	17,000	1,513,510

		6,255,106
Multiline Retail — 0.4%
Macy’s, Inc.	8,900	517,802

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 2.3%
Marathon Petroleum Corp.	8,500	$719,695
PBF Energy, Inc., Class A	9,446	226,704
Suncor Energy, Inc.	55,930	2,021,869

		2,968,268
Pharmaceuticals — 3.8%
Merck & Co., Inc.	24,200	1,434,576
Mylan, Inc. (a)	24,000	1,091,760
Perrigo Co. PLC	1,800	270,342
Teva Pharmaceutical Industries Ltd. - ADR	38,498	2,069,268

		4,865,946
Road & Rail — 1.8%
Norfolk Southern Corp.	16,600	1,852,560
Union Pacific Corp.	4,400	477,048

		2,329,608
Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	24,400	849,608
Micron Technology, Inc. (a)	93,500	3,203,310

		4,052,918
Software — 6.1%
Microsoft Corp.	117,460	5,445,446
Oracle Corp.	63,800	2,442,264

		7,887,710
Specialty Retail — 6.6%
The Home Depot, Inc.	21,100	1,935,714
Lowe’s Cos., Inc.	64,300	3,402,756
Ross Stores, Inc.	20,900	1,579,622

Common Stocks	Shares	Value
Specialty Retail (concluded)
TJX Cos., Inc.	28,100	$1,662,677

		8,580,769
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	50,600	5,097,950
EMC Corp.	77,350	2,263,261
SanDisk Corp.	11,800	1,155,810

		8,517,021
Textiles, Apparel & Luxury Goods — 0.7%
VF Corp.	12,990	857,730
Tobacco — 0.1%
Philip Morris International, Inc.	2,100	175,140
Total Long-Term Investments (Cost — $98,865,923) — 97.4%		126,120,009

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	2,632,928	2,632,928
Total Short-Term Securities (Cost — $2,632,928) — 2.0%		2,632,928
Total Investments (Cost — $101,498,851*) — 99.4%		128,752,937
Other Assets Less Liabilities — 0.6%		763,111

Net Assets — 100.0%		$129,516,048

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$101,563,514

Gross unrealized appreciation	$28,129,803
Gross unrealized depreciation	(940,380)

Net unrealized appreciation	$27,189,423

(a)	Non-income producing security.

(b)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,160,138	(2,527,210)	2,632,928	$716
BlackRock Liquidity Series, LLC, Money Market Series	$2,444,339	$(2,444,339)	—	$768

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments.)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$126,120,009	—	—	$126,120,009
Short-Term Securities	2,632,928	—	—	2,632,928
Total	$128,752,937	—	—	$128,752,937

[1] See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
Raytheon Co.	11,825	$1,201,657
Rockwell Collins, Inc.	5,600	439,600

		1,641,257
Airlines — 1.9%
Delta Air Lines, Inc.	14,600	527,790
Southwest Airlines Co.	31,400	1,060,378
United Continental Holdings, Inc. (a)	12,900	603,591

		2,191,759
Auto Components — 0.7%
TRW Automotive Holdings Corp. (a)	7,798	789,547
Banks — 18.8%
Bank of America Corp.	269,933	4,602,358
Citigroup, Inc.	75,368	3,905,570
JPMorgan Chase & Co.	86,266	5,196,664
SunTrust Banks, Inc.	47,700	1,814,031
U.S. Bancorp	80,805	3,380,073
Wells Fargo & Co.	45,230	2,346,080

		21,244,776
Beverages — 1.0%
Molson Coors Brewing Co., Class B	14,800	1,101,712
Capital Markets — 1.9%
The Goldman Sachs Group, Inc.	11,548	2,119,866
Chemicals — 1.2%
Cabot Corp.	9,424	478,456
The Dow Chemical Co.	16,800	880,992

		1,359,448
Commercial Services & Supplies — 1.2%
Tyco International Ltd.	29,525	1,315,929
Communications Equipment — 3.4%
Brocade Communications Systems, Inc.	97,294	1,057,586
Cisco Systems, Inc.	111,400	2,803,938

		3,861,524
Construction & Engineering — 0.5%
AECOM Technology Corp. (a)(b)	15,400	519,750
Consumer Finance — 3.2%
Discover Financial Services	47,645	3,067,862
SLM Corp.	68,202	583,809

		3,651,671
Containers & Packaging — 0.4%
Packaging Corp. of America	7,200	459,504
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B (a)	4,665	644,423
The NASDAQ OMX Group, Inc.	4,025	170,741

		815,164

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity Ltd.	7,400	$409,146
Energy Equipment & Services — 1.5%
Halliburton Co.	17,500	1,128,925
Weatherford International PLC (a)	25,200	524,160

		1,653,085
Food & Staples Retailing — 3.5%
CVS Health Corp.	49,555	3,944,082
Health Care Equipment & Supplies — 0.8%
Medtronic, Inc.	15,400	954,030
Health Care Providers & Services — 5.7%
Aetna, Inc.	26,900	2,178,900
CIGNA Corp.	5,200	471,588
McKesson Corp.	1,500	292,005
UnitedHealth Group, Inc.	22,940	1,978,575
Universal Health Services, Inc., Class B	14,231	1,487,139

		6,408,207
Household Products — 0.5%
The Procter & Gamble Co.	6,800	569,432
Industrial Conglomerates — 3.4%
3M Co.	17,575	2,490,026
General Electric Co.	51,475	1,318,789

		3,808,815
Insurance — 5.6%
American International Group, Inc.	64,130	3,464,303
The Chubb Corp.	5,525	503,217
Genworth Financial, Inc., Class A (a)	73,800	966,780
The Travelers Cos., Inc.	15,440	1,450,434

		6,384,734
IT Services — 1.9%
Amdocs Ltd.	16,081	737,796
DST Systems, Inc.	9,100	763,672
Total System Services, Inc.	19,651	608,395

		2,109,863
Machinery — 1.4%
Kennametal, Inc.	9,600	396,576
Parker Hannifin Corp.	10,700	1,221,405

		1,617,981
Media — 2.6%
Comcast Corp., Class A	54,700	2,941,766
Metals & Mining — 0.1%
Vale SA — ADR	13,600	149,736
Multiline Retail — 0.8%
Macy’s, Inc.	15,700	913,426

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 10.6%
BP PLC — ADR	44,500	$1,955,775
Chevron Corp.	4,320	515,462
Exxon Mobil Corp.	33,200	3,122,460
Hess Corp.	16,200	1,527,984
Marathon Petroleum Corp.	20,900	1,769,603
PBF Energy, Inc., Class A	13,500	324,000
Suncor Energy, Inc.	54,195	1,959,149
Tesoro Corp.	13,489	822,559

		11,996,992
Paper & Forest Products — 1.0%
Domtar Corp.	32,450	1,139,969
Pharmaceuticals — 7.7%
Johnson & Johnson	7,775	828,737
Merck & Co., Inc.	72,195	4,279,720
Pfizer, Inc.	62,400	1,845,168
Teva Pharmaceutical Industries Ltd. — ADR	33,973	1,826,049

		8,779,674
Road & Rail — 0.9%
Norfolk Southern Corp.	8,800	982,080
Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.	70,300	2,447,846
Micron Technology, Inc. (a)	65,000	2,226,900

		4,674,746
Software — 0.7%
CA, Inc.	8,900	248,666
Oracle Corp.	13,880	531,326

		779,992

Common Stocks	Shares	Value
Specialty Retail — 2.3%
Lowe’s Cos., Inc.	50,400	$2,667,168
Technology Hardware, Storage & Peripherals — 6.1%
EMC Corp.	51,400	1,503,964
Hewlett-Packard Co.	57,627	2,044,030
SanDisk Corp.	9,900	969,705
Seagate Technology PLC	7,700	440,979
Western Digital Corp.	19,740	1,921,097

		6,879,775
Total Long-Term Investments (Cost — $83,374,848) — 97.9%		110,836,606

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	2,307,835	2,307,835

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$370	369,913
Total Short-Term Securities (Cost — $2,677,748) — 2.4%		2,677,748
Total Investments (Cost — $86,052,596*) — 100.3%		113,514,354
Liabilities in Excess of Other Assets — (0.3)%		(323,479)

Net Assets — 100.0%		$113,190,875

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$88,060,205

Gross unrealized appreciation	$26,268,810
Gross unrealized depreciation	(814,661)

Net unrealized appreciation	$25,454,149

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	722,380	1,585,455	2,307,835	$408
BlackRock Liquidity Series, LLC, Money Market Series	—	$369,913	$369,913	$162

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$110,836,606	—	—	$110,836,606
Short-Term Securities	2,307,835	$369,913	—	2,677,748
Total	$113,144,441	$369,913	—	$113,514,354

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $369,913 is categorized as level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Managed Volatility V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class A, 1.05%, 10/25/34	$7	$6,941
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.75%, 12/25/34	8	7,288
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.72%, 4/25/35	2	1,877
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.65%, 9/25/34	14	11,151
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.45%, 1/25/35	15	13,968
Total Asset-Backed Securities — 0.2%		41,225

Investment Companies	Shares
Energy Select Sector SPDR Fund	8,403	761,480
Financial Select Sector SPDR Fund	33,835	783,957
iShares 1-3 Year Credit Bond ETF (b)	10,156	1,069,224
iShares Core Total U.S. Bond Market ETF (b)	24,611	2,685,306
iShares MSCI EAFE ETF (b)	27,461	1,760,799
SPDR Barclays International Treasury Bond ETF (c)	80,574	4,622,530
Technology Select Sector SPDR Fund	20,521	818,993
Total Investment Companies — 56.7%		12,502,289

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.4%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37	$33	$26,476
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(d)	28	28,019
Series 2011-5R, Class 2A1, 2.59%, 8/27/46 (a)(d)	25	24,215
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.95%, 11/25/34 (a)	6	6,385
Total Non-Agency Mortgage-Backed Securities — 0.4%		85,095
Total Long-Term Investments (Cost — $12,794,254) — 57.3%		12,628,609

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(e)	8,964,235	8,964,235

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (b)(e)(f)	29	29,375
Total Short-Term Securities
(Cost — $8,993,610) — 40.8%		8,993,610
Total Investments (Cost — $21,787,864*) — 98.1%		21,622,219
Other Assets Less Liabilities — 1.9%		418,955

Net Assets — 100.0%		$22,041,174

Portfolio Abbreviations
CHF	Swiss Franc	GBP	British Pound	SPDR	Standard & Poor’s Depositary Receipts
ETF	Exchange Traded Fund	JPY	Japanese Yen	TWD	New Taiwan Dollar
EUR	Euro	KRW	South Korean Won

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$21,803,439

Gross unrealized appreciation	$131,529
Gross unrealized depreciation	(312,749)

Net unrealized depreciation	$(181,220)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	4,965,981	3,998,254	[1]	—	8,964,235	$8,964,235	$1,860	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$29,375	[1]	—	$29,375	$29,375	$2,718	—
iShares 1-3 Year Credit Bond ETF	10,156	—		—	10,156	$1,069,224	$6,555	—
iShares Core Total U.S. Bond Market ETF	24,611	—		—	24,611	$2,685,306	$39,531	—
iShares MSCI EAFE ETF	18,186	16,269		6,994	27,461	$1,760,799	$46,030	$65,231
iShares MSCI Emerging Markets ETF	22,585	—		22,585	—	—	—	$(43,254)
iShares MSCI Mexico Capped Investable Market ETF	1,037	—		1,037	—	—	—	$(6,655)

[1]	Represents net shares/beneficial interest purchased.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	CAC 40 10 Euro Futures	Paris	October 2014	$167,254	$(594)
3	IBEX 35 Index	Madrid	October 2014	$411,451	(745)
1	DAX Index	Eurex	December 2014	$299,676	(4,123)
19	Euro STOXX 50 Index	Eurex	December 2014	$773,458	721
3	FTSE/MIB Index	Milan	December 2014	$395,419	(1,346)
12	Nikkei 225 Index	Osaka	December 2014	$1,770,321	59,034
(1)	CHF Currency Futures	Chicago Mercantile	December 2014	$130,987	1,905
(18)	EUR Currency Futures	Chicago Mercantile	December 2014	$2,842,875	64,583
(6)	GBP Currency Futures	Chicago Mercantile	December 2014	$607,163	6,027
(19)	JPY Currency Futures	Chicago Mercantile	December 2014	$2,166,000	61,677
(14)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	$1,744,969	10,261
Total					$197,400

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

•	OTC total return swaps outstanding as of September 30, 2014 were as follows:

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Contract Amount	Market Value	Premiums Paid (Received)	Unrealized Depreciation
TAIEX Future Contract October 2014	TWD	25,822,454	[1]	Deutsche Bank AG	10/15/14	14	$(21,291)	—	$(21,291)
KOSPI 200 Future Contract December 2014	KRW	792,758,400	[1]	Credit Suisse International	12/11/14	6	(20,619)	—	(20,619)
Total							$(41,910)	—	$(41,910)

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$41,225	—	$41,225
Investment Companies	$12,502,289	—	—	12,502,289
Non-Agency Mortgage-Backed Securities	—	85,095	—	85,095
Short-Term Securities	8,964,235	29,375	—	8,993,610
Total	$21,466,524	$155,695	—	$21,622,219

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$59,755	—	—	$59,755
Foreign currency exchange contracts	134,192	—	—	134,192
Interest rate contracts	10,261	—	—	10,261
Liabilities:
Equity contracts	(6,808)	$(41,910)	—	(48,718)
Total	$197,400	$(41,910)	—	$155,490

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments (concluded)	BlackRock Managed Volatility V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$108,818	—	—	$108,818
Foreign currency at value	47,864	—	—	47,864
Cash pledged for financial futures contracts	348,000	—	—	348,000
Liabilities:
Collateral on securities loaned at value	—	(29,375)	—	(29,375)
Total	$504,682	$(29,375)	—	$475,307

There were no transfers between levels during the period ended September 30, 2014.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 6.5%
Citibank N.A.:
0.23%, 11/07/14	$3,000	$3,000,000
0.24%, 11/21/14	3,000	3,000,000
Wells Fargo Bank N.A., 0.22%, 11/26/14 (a)	7,000	7,000,000
Total Certificates of Deposit — 6.5%		13,000,000

Commercial Paper (b)
Alpine Securitization Corp., 0.26%, 11/14/14	2,500	2,499,206
Aspen Funding Corp., 0.21%, 10/01/14	7,000	7,000,000
BNP Paribas Finance, Inc., 0.27%, 1/20/15	8,000	7,993,340
Cafco LLC:
0.24%, 12/22/14	2,000	1,998,907
0.25%, 2/02/15	3,000	2,997,417
Chariot Funding LLC:
0.22%, 10/09/14	2,500	2,499,878
0.21%, 2/23/15	2,000	1,998,308
Charta LLC, 0.16%, 11/10/14	9,000	8,998,400
Ciesco LLC:
0.18%, 12/04/14	3,500	3,498,880
0.23%, 2/13/15	6,000	5,994,825
Collateralized Commercial Paper Co. LLC:
0.27%, 10/23/14	3,700	3,699,389
0.30%, 2/27/15	3,000	2,996,275
Credit Agricole CIB, 0.24%, 12/19/14	6,000	5,996,840
General Electric Capital Corp., 0.21%, 2/10/15	9,000	8,993,070
ING US Funding LLC, 0.23%, 10/01/14	5,000	5,000,000
Rabobank USA Financial Corp., 0.21%, 11/12/14	8,000	7,998,040
Total Commercial Paper — 40.4%		80,162,775

Corporate Notes — 2.5%
Metropolitan Life Global Funding I, 1.70%, 6/29/15 (c)	5,000	5,050,428

Municipal Bonds (d)
Blount County Public Building Authority RB (Solar Eclipse Project) Eclipse Funding Trust Series 2007-B-12-A-0005 VRDN (US Bank N.A. LOC, US Bank N.A. SBPA), 0.04%, 10/07/14 (c)(e)	1,900	1,900,000
New York State HFA RB (10 Barclay Street Project) Series 2004A VRDN (Fannie Mae Guaranty), 0.05%, 10/07/14	5,000	5,000,000
New York State HFA RB (Biltmore Tower Housing Project) Series 2002A VRDN (Fannie Mae Guaranty), 0.04%, 10/07/14	3,000	3,000,000

Municipal Bonds (d)	Par (000)	Value
New York State HFA RB (Victory Housing Project) Series 2001A VRDN (Freddie Mac Guaranty, Freddie Mac SBPA), 0.04%, 10/07/14	$5,000	$5,000,000
Total Municipal Bonds — 7.5%		14,900,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.12%, 02/27/15 (a)	2,000	1,999,795
Federal Farm Credit Bank Variable Rate Notes, 0.18%, 7/20/15 (a)	2,300	2,300,939
Federal Home Loan Bank Discount Notes: (b)
0.04%, 10/10/14	3,805	3,804,962
0.01%, 10/31/14	4,000	3,999,983
0.02%, 11/07/14	3,645	3,644,944
0.03%, 11/14/14	1,600	1,599,951
0.05%, 11/14/14	1,070	1,069,937
0.07%, 12/05/14	4,400	4,399,444
Freddie Mac Variable Rate Notes, 0.14%, 11/25/15 (a)	4,000	4,000,000
Total U.S. Government Sponsored Agency Obligations — 13.5%		26,819,955

U.S. Treasury Obligations
U.S. Treasury Bills, 0.11%, 9/17/15 (b)	1,000	998,903
U.S. Treasury Notes:
0.25%, 1/31/15	4,000	4,001,294
0.25%, 7/15/15	4,000	4,002,990
0.06%, 1/31/16 (a)	2,000	1,999,351
0.08%, 4/30/16 (a)	4,200	4,200,013
Total U.S. Treasury Obligations — 7.7%		15,202,551

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.38%, 10/01/14 (d) (Purchased on 9/18/14 to be repurchased at $7,301,473, collateralized by corporate/debt obligation 6.00% due at 12/25/65, original par and fair value of $9,580,000 and $8,764,103, respectively)	7,300	7,300,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $8,764,103)		7,300,000

Portfolio Abbreviations

HFA	Housing Finance Agency	SBPA	Stand-by Bond Purchase Agreement	VRDN	Variable Rate Demand Notes
LOC	Letter of Credit
RB	Revenue Bonds

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.13%, 10/02/14 (Purchased on 9/25/14 to be repurchased at $18,000,455, collateralized by various U.S. government sponsored agency obligations, 3.50% to 5.50% due from 7/15/33 to 9/15/44, aggregate original par and fair value of $64,369,881 and $18,360,000, respectively)	$18,000	$18,000,000
Total Value of Goldman Sachs & Co. (collateral value of $18,360,000)		18,000,000
Mizuho Securities USA, Inc., 1.11%, 11/01/14 (d) (Purchased on 3/04/13 to be repurchased at $2,139,303, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.00% due from 12/11/14 to 5/15/41, aggregate original par and fair value of $7,144,638 and $2,621,892, respectively)	2,100	2,100,000
Mizuho Securities USA, Inc., 0.01%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $10,000,003, collateralized by Ginnie Mae Bonds, 0.00% to 6.00% due from 12/26/14 to 8/20/60, aggregate original par and fair value of $71,808,934 and $10,691,197, respectively)	10,000	10,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $13,313,089)		12,100,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $3,058,000, collateralized by Fannie Mae Bonds, 0.00% to 8.00% due from 3/19/15 to 12/20/22, aggregate original par and fair value of $3,102,823 and $3,119,160, respectively)	$3,058	$3,058,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $3,119,160)		3,058,000
Total Repurchase Agreements — 20.4%		40,458,000
Total Investments (Cost — $195,593,709*) — 98.5%		195,593,709
Other Assets Less Liabilities — 1.5%		2,898,082

Net Assets — 100.0%		$198,491,791

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Money Market V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$195,593,709	—	$195,593,709

[1]	See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
The Boeing Co.	7,487	$953,694
General Dynamics Corp.	3,544	450,407
Honeywell International, Inc.	8,739	813,776
L-3 Communications Holdings, Inc.	959	114,044
Lockheed Martin Corp.	3,013	550,716
Northrop Grumman Corp.	2,320	305,683
Precision Castparts Corp.	1,601	379,245
Raytheon Co.	3,462	351,808
Rockwell Collins, Inc.	1,514	118,849
Textron, Inc.	3,118	112,217
United Technologies Corp.	9,499	1,003,094

		5,153,533
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	1,632	108,234
Expeditors International of Washington, Inc.	2,205	89,479
FedEx Corp.	2,962	478,215
United Parcel Service, Inc., Class B	7,835	770,102

		1,446,030
Airlines — 0.3%
Delta Air Lines, Inc.	9,388	339,376
Southwest Airlines Co.	7,637	257,902

		597,278
Auto Components — 0.4%
BorgWarner, Inc.	2,553	134,313
Delphi Automotive PLC	3,348	205,366
The Goodyear Tire & Rubber Co.	3,029	68,410
Johnson Controls, Inc.	7,413	326,172

		734,261
Automobiles — 0.6%
Ford Motor Co.	43,284	640,170
General Motors Co.	15,054	480,825
Harley-Davidson, Inc.	2,439	141,950

		1,262,945
Banks — 5.9%
Bank of America Corp.	117,338	2,000,613
BB&T Corp.	8,020	298,424
Citigroup, Inc.	33,839	1,753,537
Comerica, Inc.	2,030	101,216
Fifth Third Bancorp	9,305	186,286
Huntington Bancshares, Inc.	9,216	89,672
JPMorgan Chase & Co.	41,982	2,528,996
KeyCorp	9,866	131,514
M&T Bank Corp.	1,486	183,209
The PNC Financial Services Group, Inc. (a)	6,037	516,646
Regions Financial Corp.	15,400	154,616
SunTrust Banks, Inc.	5,949	226,240
U.S. Bancorp	20,110	841,201
Wells Fargo & Co.	53,024	2,750,355
Zions Bancorp	2,272	66,024

		11,828,549
Beverages — 2.2%
Brown-Forman Corp., Class B	1,762	158,968
The Coca-Cola Co.	44,067	1,879,898
Coca-Cola Enterprises, Inc.	2,519	111,743
Constellation Brands, Inc., Class A (b)	1,881	163,948
Dr. Pepper Snapple Group, Inc.	2,193	141,032
Molson Coors Brewing Co., Class B	1,774	132,057
Monster Beverage Corp. (b)	1,608	147,405
PepsiCo, Inc.	16,818	1,565,588

		4,300,639

Common Stocks	Shares	Value
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (b)	2,208	$366,131
Amgen, Inc.	8,481	1,191,241
Biogen Idec, Inc. (b)	2,635	871,684
Celgene Corp. (b)	8,937	847,049
Gilead Sciences, Inc. (b)	16,872	1,796,024
Regeneron Pharmaceuticals, Inc. (b)	823	296,708
Vertex Pharmaceuticals, Inc. (b)	2,669	299,755

		5,668,592
Building Products — 0.1%
Allegion PLC (b)	1,078	51,356
Masco Corp.	4,015	96,039

		147,395
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (b)(c)	629	126,026
Ameriprise Financial, Inc.	2,088	257,617
The Bank of New York Mellon Corp.	12,628	489,082
BlackRock, Inc. (a)	1,409	462,603
The Charles Schwab Corp.	12,798	376,133
E*Trade Financial Corp. (b)	3,249	73,395
Franklin Resources, Inc.	4,395	240,011
The Goldman Sachs Group, Inc.	4,573	839,466
Invesco Ltd.	4,831	190,728
Legg Mason, Inc.	1,110	56,788
Morgan Stanley	17,101	591,182
Northern Trust Corp.	2,482	168,850
State Street Corp.	4,726	347,881
T. Rowe Price Group, Inc.	2,933	229,947

		4,449,709
Chemicals — 2.5%
Air Products & Chemicals, Inc.	2,139	278,455
Airgas, Inc.	754	83,430
CF Industries Holdings, Inc.	554	154,688
The Dow Chemical Co.	12,526	656,863
E.I. du Pont de Nemours & Co.	10,203	732,167
Eastman Chemical Co.	1,659	134,197
Ecolab, Inc.	3,016	346,327
FMC Corp.	1,487	85,042
International Flavors & Fragrances, Inc.	900	86,292
LyondellBasell Industries NV, Class A	4,749	516,026
Monsanto Co.	5,850	658,184
The Mosaic Co.	3,547	157,522
PPG Industries, Inc.	1,544	303,767
Praxair, Inc.	3,269	421,701
The Sherwin-Williams Co.	927	203,004
Sigma-Aldrich Corp.	1,346	183,069

		5,000,734
Commercial Services & Supplies — 0.5%
The ADT Corp.	1,904	67,516
Cintas Corp.	1,062	74,967
Iron Mountain, Inc.	1,918	62,623
Pitney Bowes, Inc.	2,270	56,727
Republic Services, Inc.	2,816	109,880
Stericycle, Inc. (b)	960	111,898
Tyco International Ltd.	4,948	220,532
Waste Management, Inc.	4,830	229,570

		933,713
Communications Equipment — 1.6%
Cisco Systems, Inc.	56,913	1,432,500
F5 Networks, Inc. (b)	837	99,385
Harris Corp.	1,172	77,821
Juniper Networks, Inc.	4,476	99,143

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
Motorola Solutions, Inc.	2,457	$155,479
QUALCOMM, Inc.	18,706	1,398,648

		3,262,976
Construction & Engineering — 0.1%
Fluor Corp.	1,759	117,484
Jacobs Engineering Group, Inc. (b)	1,506	73,523
Quanta Services, Inc. (b)	2,397	86,987

		277,994
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	692	89,226
Vulcan Materials Co.	1,489	89,682

		178,908
Consumer Finance — 0.9%
American Express Co.	10,045	879,339
Capital One Financial Corp.	6,264	511,268
Discover Financial Services	5,154	331,866
Navient Corp.	4,646	82,281

		1,804,754
Containers & Packaging — 0.2%
Avery Dennison Corp.	1,025	45,766
Ball Corp.	1,549	98,005
Bemis Co., Inc.	1,137	43,229
MeadWestvaco Corp.	1,912	78,277
Owens-Illinois, Inc. (b)	1,851	48,219
Sealed Air Corp.	2,374	82,805

		396,301
Distributors — 0.1%
Genuine Parts Co.	1,704	149,458
Diversified Consumer Services — 0.0%
H&R Block, Inc.	3,034	94,084
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (b)	20,351	2,811,287
CME Group, Inc.	3,524	281,761
Intercontinental Exchange, Inc.	1,266	246,933
Leucadia National Corp.	3,473	82,796
McGraw Hill Financial, Inc.	3,039	256,644
Moody’s Corp.	2,068	195,426
The NASDAQ OMX Group, Inc.	1,293	54,849

		3,929,696
Diversified Telecommunication Services — 2.4%
AT&T Inc.	57,912	2,040,819
CenturyLink, Inc.	6,394	261,451
Frontier Communications Corp.	11,213	72,997
Verizon Communications, Inc.	46,275	2,313,287
Windstream Holdings Inc.	6,762	72,894

		4,761,448
Electric Utilities — 1.7%
American Electric Power Co, Inc.	5,448	284,440
Duke Energy Corp.	7,893	590,160
Edison International	3,638	203,437
Entergy Corp.	2,003	154,892
Exelon Corp.	9,585	326,753
FirstEnergy Corp.	4,689	157,410
NextEra Energy, Inc.	4,867	456,914
Northeast Utilities	3,529	156,335
Pepco Holdings, Inc.	2,836	75,891
Pinnacle West Capital Corp.	1,241	67,808
PPL Corp.	7,424	243,804
The Southern Co.	10,011	436,980

Common Stocks	Shares	Value
Electric Utilities (concluded)
Xcel Energy, Inc.	5,605	$170,392

		3,325,216
Electrical Equipment — 0.6%
AMETEK, Inc.	2,740	137,575
Eaton Corp. PLC	5,321	337,192
Emerson Electric Co.	7,785	487,185
Rockwell Automation, Inc.	1,543	169,545

		1,131,497
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	1,755	175,254
Corning, Inc.	14,404	278,573
FLIR Systems, Inc.	1,555	48,734
Jabil Circuit, Inc.	2,243	45,241
TE Connectivity Ltd.	4,563	252,288

		800,090
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	4,866	316,582
Cameron International Corp. (b)	2,280	151,346
Diamond Offshore Drilling, Inc.	761	26,079
Ensco PLC	2,610	107,819
FMC Technologies, Inc. (b)	2,617	142,129
Halliburton Co.	9,498	612,716
Helmerich & Payne, Inc.	1,202	117,640
Nabors Industries Ltd.	3,241	73,765
National Oilwell Varco, Inc.	4,789	364,443
Noble Corp. PLC	2,886	64,127
Schlumberger Ltd.	14,470	1,471,454
Transocean Ltd.	3,800	121,486

		3,569,586
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	4,891	612,940
CVS Health Corp.	12,926	1,028,780
The Kroger Co.	5,455	283,660
Safeway, Inc.	2,562	87,877
Sysco Corp.	6,526	247,662
Walgreen Co.	9,798	580,727
Wal-Mart Stores, Inc.	17,624	1,347,707
Whole Foods Market, Inc.	4,026	153,431

		4,342,784
Food Products — 1.6%
Archer-Daniels-Midland Co.	7,203	368,073
Campbell Soup Co.	1,962	83,836
ConAgra Foods, Inc.	4,752	157,006
General Mills, Inc.	6,859	346,037
The Hershey Co.	1,659	158,318
Hormel Foods Corp.	1,525	78,370
The J.M. Smucker Co.	1,147	113,542
Kellogg Co.	2,846	175,314
Keurig Green Mountain, Inc.	1,359	176,847
Kraft Foods Group, Inc.	6,644	374,722
McCormick & Co., Inc.	1,432	95,801
Mead Johnson Nutrition Co.	2,256	217,072
Mondelez International, Inc., Class A	18,791	643,874
Tyson Foods, Inc., Class A	3,276	128,976

		3,117,788
Gas Utilities — 0.0%
AGL Resources, Inc.	1,355	69,566
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	16,761	697,090
Baxter International, Inc.	6,056	434,639

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Becton Dickinson & Co.	2,130	$242,415
Boston Scientific Corp. (b)	14,768	174,410
C.R. Bard, Inc.	828	118,164
CareFusion Corp. (b)	2,262	102,356
Covidien PLC	5,032	435,318
DENTSPLY International, Inc.	1,619	73,826
Edwards Lifesciences Corp. (b)	1,178	120,333
Intuitive Surgical, Inc. (b)	402	185,652
Medtronic, Inc.	10,932	677,237
St. Jude Medical, Inc.	3,172	190,732
Stryker Corp.	3,341	269,786
Varian Medical Systems, Inc. (b)	1,168	93,580
Zimmer Holdings, Inc.	1,903	191,347

		4,006,885
Health Care Providers & Services — 2.1%
Aetna, Inc.	3,953	320,193
AmerisourceBergen Corp.	2,378	183,819
Cardinal Health, Inc.	3,756	281,400
Cigna Corp.	2,943	266,901
DaVita HealthCare Partners, Inc. (b)	1,916	140,136
Express Scripts Holding Co. (b)	8,319	587,571
Humana, Inc.	1,728	225,141
Laboratory Corp. of America Holdings (b)	938	95,442
McKesson Corp.	2,589	504,001
Patterson Cos., Inc.	987	40,891
Quest Diagnostics, Inc.	1,608	97,573
Tenet Healthcare Corp. (b)	1,121	66,576
UnitedHealth Group, Inc.	10,844	935,295
Universal Health Services, Inc., Class B	1,021	106,695
WellPoint, Inc.	3,060	366,037

		4,217,671
Health Care Technology — 0.1%
Cerner Corp. (b)	3,393	202,121
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	5,034	202,216
Chipotle Mexican Grill, Inc. (b)	348	231,973
Darden Restaurants, Inc.	1,480	76,161
Marriott International, Inc., Class A	2,409	168,389
McDonald’s Corp.	10,959	1,039,023
Starbucks Corp.	8,401	633,939
Starwood Hotels & Resorts Worldwide, Inc.	2,107	175,323
Wyndham Worldwide Corp.	1,379	112,058
Wynn Resorts Ltd.	904	169,120
Yum! Brands, Inc.	4,885	351,622

		3,159,824
Household Durables — 0.4%
D.R. Horton, Inc.	3,714	76,211
Garmin Ltd.	1,340	69,667
Harman International Industries, Inc.	769	75,393
Leggett & Platt, Inc.	1,486	51,891
Lennar Corp., Class A	1,991	77,311
Mohawk Industries, Inc. (b)	701	94,509
Newell Rubbermaid, Inc.	3,082	106,052
PulteGroup, Inc.	3,812	67,320
Whirlpool Corp.	880	128,172

		746,526
Household Products — 1.9%
The Clorox Co.	1,436	137,913
Colgate-Palmolive Co.	9,581	624,873
Kimberly-Clark Corp.	4,173	448,890
The Procter & Gamble Co.	30,230	2,531,460

		3,743,136

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	7,345	$104,152
NRG Energy, Inc.	3,739	113,965

		218,117
Industrial Conglomerates — 2.3%
3M Co.	7,235	1,025,055
Danaher Corp.	6,808	517,272
General Electric Co.	112,010	2,869,696
Roper Industries, Inc.	1,114	162,967

		4,574,990
Insurance — 2.7%
ACE Ltd.	3,740	392,214
Aflac, Inc.	5,069	295,269
The Allstate Corp.	4,844	297,276
American International Group, Inc.	15,925	860,270
AON PLC (b)	3,241	284,138
Assurant, Inc.	810	52,083
The Chubb Corp.	2,683	244,368
Cincinnati Financial Corp.	1,676	78,856
Genworth Financial, Inc., Class A (b)	5,425	71,068
The Hartford Financial Services Group, Inc.	5,021	187,032
Lincoln National Corp.	2,934	157,204
Loews Corp.	3,377	140,686
Marsh & McLennan Cos., Inc.	6,073	317,861
MetLife, Inc.	12,561	674,777
Principal Financial Group, Inc.	3,030	158,984
The Progressive Corp.	5,962	150,719
Prudential Financial, Inc.	5,123	450,517
Torchmark Corp.	1,429	74,837
The Travelers Cos., Inc.	3,783	355,375
Unum Group	2,821	96,986
XL Group PLC	2,943	97,619

		5,438,139
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (b)	4,230	1,363,921
Expedia, Inc.	1,102	96,557
Netflix, Inc. (b)	670	302,291
The Priceline Group, Inc. (b)	586	678,928
TripAdvisor, Inc. (b)(c)	1,241	113,452

		2,555,149
Internet Software & Services — 3.4%
Akamai Technologies, Inc. (b)(c)	1,988	118,882
eBay, Inc. (b)	12,605	713,821
Facebook, Inc., Class A (b)	21,770	1,720,701
Google, Inc.:
Class A (b)	3,172	1,866,437
Class C (b)	3,172	1,831,386
VeriSign, Inc. (b)	1,254	69,120
Yahoo!, Inc. (b)	10,322	420,622

		6,740,969
IT Services — 3.2%
Accenture PLC, Class A	7,027	571,436
Alliance Data Systems Corp. (b)	621	154,176
Automatic Data Processing, Inc.	5,381	447,053
Cognizant Technology Solutions Corp., Class A (b)	6,792	304,078
Computer Sciences Corp.	1,637	100,103
Fidelity National Information Services, Inc.	3,160	177,908
Fiserv, Inc. (b)	2,767	178,845
International Business Machines Corp.	10,355	1,965,690
MasterCard, Inc., Class A	10,985	812,011
Paychex, Inc.	3,666	162,037
Teradata Corp. (b)	1,698	71,180

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Total System Services, Inc.	1,870	$57,895
Visa, Inc., Class A	5,495	1,172,468
The Western Union Co.	5,816	93,289
Xerox Corp.	12,132	160,506

		6,428,675
Leisure Products — 0.1%
Hasbro, Inc.	1,250	68,744
Mattel, Inc.	3,777	115,765

		184,509
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	3,721	212,023
PerkinElmer, Inc.	1,256	54,762
Thermo Fisher Scientific, Inc.	4,452	541,808
Waters Corp. (b)	947	93,867

		902,460
Machinery — 1.5%
Caterpillar, Inc.	7,011	694,299
Cummins, Inc.	1,909	251,950
Deere & Co.	3,999	327,878
Dover Corp.	1,857	149,173
Flowserve Corp.	1,522	107,331
Illinois Tool Works, Inc.	4,070	343,589
Ingersoll-Rand PLC	2,990	168,516
Joy Global, Inc.	1,098	59,885
PACCAR, Inc.	3,960	225,225
Pall Corp.	1,191	99,687
Parker Hannifin Corp.	1,663	189,831
Pentair PLC	2,155	141,131
Snap-On, Inc.	652	78,944
Stanley Black & Decker, Inc.	1,743	154,761
Xylem, Inc.	2,068	73,393

		3,065,593
Media — 3.5%
Cablevision Systems Corp., New York Group, Class A	2,360	41,324
CBS Corp., Class B	5,387	288,206
Comcast Corp., Class A	28,887	1,553,543
DIRECTV (b)	5,609	485,291
Discovery Communications, Inc.:
Class A (b)	1,648	62,294
Class C (b)	3,057	113,965
Gannett Co., Inc.	2,496	74,056
The Interpublic Group of Cos., Inc.	4,706	86,214
News Corp., Class A (b)	5,655	92,459
Omnicom Group, Inc.	2,802	192,946
Scripps Networks Interactive, Inc., Class A	1,140	89,023
Time Warner Cable, Inc.	3,110	446,254
Time Warner, Inc.	9,540	717,503
Twenty-First Century Fox, Inc., Class A	21,020	720,776
Viacom, Inc., Class B	4,248	326,841
The Walt Disney Co.	17,626	1,569,243

		6,859,938
Metals & Mining — 0.5%
Alcoa, Inc.	13,088	210,586
Allegheny Technologies, Inc.	1,200	44,520
Freeport-McMoRan Copper & Gold, Inc.	11,593	378,511
Newmont Mining Corp.	5,567	128,319
Nucor Corp.	3,545	192,423

		954,359
Multiline Retail — 0.7%
Dollar General Corp. (b)	3,386	206,918

Common Stocks	Shares	Value
Multiline Retail (concluded)
Dollar Tree, Inc. (b)	2,282	$127,952
Family Dollar Stores, Inc.	1,079	83,342
Kohl’s Corp.	2,289	139,698
Macy’s, Inc.	3,939	229,171
Nordstrom, Inc.	1,595	109,050
Target Corp.	7,071	443,210

		1,339,341
Multi-Utilities — 1.1%
Ameren Corp.	2,694	103,261
CenterPoint Energy, Inc.	4,800	117,456
CMS Energy Corp.	3,129	92,806
Consolidated Edison, Inc.	3,263	184,882
Dominion Resources, Inc.	6,491	448,463
DTE Energy Co.	1,977	150,410
Integrys Energy Group, Inc.	892	57,819
NiSource, Inc.	3,562	145,971
PG&E Corp.	5,268	237,271
Public Service Enterprise Group, Inc.	5,649	210,369
SCANA Corp.	1,587	78,731
Sempra Energy	2,583	272,197
TECO Energy, Inc.	2,619	45,518
Wisconsin Energy Corp.	2,541	109,263

		2,254,417
Oil, Gas & Consumable Fuels — 7.7%
Anadarko Petroleum Corp.	5,665	574,658
Apache Corp.	4,268	400,637
Cabot Oil & Gas Corp.	4,660	152,335
Chesapeake Energy Corp.	5,807	133,503
Chevron Corp.	21,195	2,528,987
Cimarex Energy Co.	969	122,608
ConocoPhillips	13,738	1,051,232
CONSOL Energy, Inc.	2,548	96,467
Denbury Resources, Inc.	3,990	59,970
Devon Energy Corp.	4,280	291,810
EOG Resources, Inc.	6,128	606,795
EQT Corp.	1,695	155,160
Exxon Mobil Corp.	47,602	4,476,968
Hess Corp.	2,915	274,943
Kinder Morgan, Inc.	7,340	281,416
Marathon Oil Corp.	7,547	283,692
Marathon Petroleum Corp.	3,161	267,642
Murphy Oil Corp.	1,871	106,479
Newfield Exploration Co. (b)	1,515	56,161
Noble Energy, Inc.	4,010	274,124
Occidental Petroleum Corp.	8,701	836,601
ONEOK, Inc.	2,312	151,552
Phillips 66	6,237	507,130
Pioneer Natural Resources Co.	1,597	314,561
QEP Resources, Inc.	1,845	56,789
Range Resources Corp.	1,882	127,618
Southwestern Energy Co. (b)	3,928	137,284
Spectra Energy Corp.	7,487	293,940
Tesoro Corp.	1,447	88,238
Valero Energy Corp.	5,890	272,530
The Williams Cos., Inc.	7,505	415,402

		15,397,232
Paper & Forest Products — 0.1%
International Paper Co.	4,764	227,433
Personal Products — 0.1%
Avon Products, Inc.	4,865	61,299
The Estee Lauder Cos., Inc., Class A	2,509	187,472

		248,771

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals — 6.1%
AbbVie, Inc.	17,796	$1,027,897
Actavis PLC (b)	2,953	712,500
Allergan, Inc.	3,321	591,769
Bristol-Myers Squibb Co.	18,493	946,472
Eli Lilly & Co.	10,994	712,961
Hospira, Inc. (b)	1,876	97,608
Johnson & Johnson	31,480	3,355,453
Mallinckrodt PLC (b)	1,281	115,482
Merck & Co., Inc.	32,197	1,908,638
Mylan, Inc. (b)	4,173	189,830
Perrigo Co. PLC	1,494	224,384
Pfizer, Inc.	70,773	2,092,758
Zoetis, Inc.	5,594	206,698

		12,182,450
Professional Services — 0.2%
The Dun & Bradstreet Corp.	394	46,283
Equifax, Inc.	1,354	101,198
Nielsen Holdings N.V.	3,385	150,057
Robert Half International, Inc.	1,546	75,754

		373,292
Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	4,417	413,564
Apartment Investment & Management Co., Class A	1,626	51,739
AvalonBay Communities, Inc.	1,466	206,662
Boston Properties, Inc.	1,707	197,602
Crown Castle International Corp.	3,726	300,055
Equity Residential	4,038	248,660
Essex Property Trust, Inc.	714	127,628
General Growth Properties, Inc.	7,015	165,203
HCP, Inc.	5,116	203,156
Health Care REIT, Inc.	3,621	225,842
Host Hotels & Resorts, Inc. (c)	8,425	179,705
Kimco Realty Corp.	4,522	99,077
The Macerich Co.	1,561	99,639
Plum Creek Timber Co., Inc.	1,949	76,030
Prologis, Inc.	5,579	210,328
Public Storage	1,618	268,329
Simon Property Group, Inc.	3,467	570,044
Ventas, Inc. (c)	3,286	203,568
Vornado Realty Trust	1,943	194,222
Weyerhaeuser Co.	5,878	187,273

		4,228,326
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (b)	3,084	91,718
Road & Rail — 1.0%
CSX Corp.	11,116	356,379
Kansas City Southern	1,232	149,318
Norfolk Southern Corp.	3,456	385,690
Ryder System, Inc.	590	53,082
Union Pacific Corp.	10,016	1,085,935

		2,030,404
Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	3,416	122,224
Analog Devices, Inc.	3,508	173,611
Applied Materials, Inc.	13,589	293,658
Avago Technologies Ltd.	2,810	244,470
Broadcom Corp., Class A	6,000	242,520
First Solar, Inc. (b)	859	56,531
Intel Corp.	55,260	1,924,153
KLA-Tencor Corp.	1,829	144,089

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Lam Research Corp.	1,800	$134,460
Linear Technology Corp.	2,673	118,654
Microchip Technology, Inc.	2,217	104,709
Micron Technology, Inc. (b)	11,947	409,304
NVIDIA Corp.	5,739	105,885
Texas Instruments, Inc.	11,913	568,131
Xilinx, Inc.	3,002	127,135

		4,769,534
Software — 3.8%
Adobe Systems, Inc. (b)	5,278	365,185
Autodesk, Inc. (b)(c)	2,522	138,962
CA, Inc.	3,634	101,534
Citrix Systems, Inc. (b)	1,822	129,981
Electronic Arts, Inc. (b)	3,513	125,098
Intuit, Inc.	3,169	277,763
Microsoft Corp. (d)	91,980	4,264,193
Oracle Corp.	36,297	1,389,449
Red Hat, Inc. (b)	2,102	118,027
salesforce.com, Inc. (b)	6,430	369,918
Symantec Corp.	7,723	181,568

		7,461,678
Specialty Retail — 2.1%
AutoNation, Inc. (b)	878	44,172
AutoZone, Inc. (b)	364	185,516
Bed Bath & Beyond, Inc. (b)	2,229	146,735
Best Buy Co., Inc.	3,247	109,067
CarMax, Inc. (b)	2,442	113,431
GameStop Corp., Class A	1,233	50,800
The Gap, Inc.	3,064	127,738
The Home Depot, Inc.	15,022	1,378,118
L Brands, Inc.	2,738	183,391
Lowe’s Cos., Inc.	11,016	582,967
O’Reilly Automotive, Inc. (b)	1,157	173,967
PetSmart, Inc.	1,115	78,150
Ross Stores, Inc.	2,332	176,253
Staples, Inc.	7,272	87,991
Tiffany & Co.	1,264	121,736
TJX Cos., Inc.	7,733	457,562
Tractor Supply Co.	1,558	95,833
Urban Outfitters, Inc. (b)	1,121	41,141

		4,154,568
Technology Hardware, Storage & Peripherals — 4.5%
Apple Inc.	66,836	6,733,727
EMC Corp.	22,640	662,446
Hewlett-Packard Co.	20,801	737,811
NetApp, Inc.	3,560	152,938
SanDisk Corp.	2,495	244,385
Seagate Technology PLC	3,646	208,806
Western Digital Corp.	2,458	239,213

		8,979,326
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	3,063	109,073
Fossil Group, Inc. (b)	522	49,016
Michael Kors Holdings Ltd. (b)	2,279	162,698
NIKE, Inc., Class B	7,849	700,131
PVH Corp.	911	110,368
Ralph Lauren Corp.	679	111,852
Under Armour, Inc., Class A (b)(c)	1,861	128,595
VF Corp.	3,843	253,753

		1,625,486

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	5,308	$51,594
People’s United Financial, Inc.	3,553	51,412

		103,006
Tobacco — 1.5%
Altria Group, Inc.	22,167	1,018,352
Lorillard, Inc.	3,996	239,400
Philip Morris International, Inc.	17,435	1,454,079
Reynolds American, Inc.	3,421	201,839

		2,913,670
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,049	136,900
United Rentals, Inc. (b)	1,073	119,210
W.W. Grainger, Inc.	680	171,122

		427,232
Total Long-Term Investments (Cost — $72,424,755) — 98.3%		195,542,469

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(e)	3,403,046	$3,403,046

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (a)(e)(f)	$714	714,088
Total Short-Term Securities (Cost — $4,117,134) — 2.0%		4,117,134
Total Investments Before Investments Sold Short (Cost — $76,541,889*) — 100.3%		199,659,603

Investments Sold Short	Shares	Value
Commercial Services & Supplies — (0.0)%
CDK Global, Inc. (g)	1,793	(54,848)
Total Investments Sold Short (Proceeds — $54,845) — (0.0)%		(54,848)
Total Investments Net of Investments Sold Short — 100.3%		199,604,755
Liabilities in Excess of Other Assets — (0.3)%		(628,278)

Net Assets — 100.0%		$198,976,477

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$82,582,634

Gross unrealized appreciation	$118,195,479
Gross unrealized depreciation	(1,118,510)

Net unrealized appreciation	$117,076,969

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain
BlackRock, Inc.	1,499	13		(103)	1,409	$462,603	$8,338	$8,770
BlackRock Liquidity Funds, TempFund, Institutional Class	6,895,972	—		(3,492,926)[1]	3,403,046	$3,403,046	$771	—
BlackRock Liquidity Series, LLC, Money Market Series	$285,495	$428,593	[2]	—	$714,088	$714,088	$3,646	—
The PNC Financial Services Group, Inc.	6,278	158		(399)	6,037	$516,646	$8,646	$11,501

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(g)	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
37	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD 3,636,175	$(26,991)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$195,542,469	—	—	$195,542,469
Short-Term Securities	3,403,046	$714,088	—	4,117,134
Liabilities:
Investments:
Investments Sold Short	(54,848)	—	—	(54,848)
Total	$198,890,667	$714,088	—	$199,604,755

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(26,991)	—	—	$(26,991)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, collateral on securities loaned at value of $714,088 is categorized as level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	7

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 0.87%, 12/25/33 (a)	USD	122	$110,466
AmeriCredit Automobile Receivables Trust:
Series 2012-3, Class C, 2.42%, 5/08/18		150	152,573
Series 2012-4, Class B, 1.31%, 11/08/17		85	85,346
Series 2012-4, Class C, 1.93%, 8/08/18		140	141,047
Series 2013-4, Class B, 1.66%, 9/10/18		50	50,251
Series 2013-4, Class C, 2.72%, 9/09/19		30	30,555
Series 2013-4, Class D, 3.31%, 10/08/19		75	76,580
Series 2013-5, Class B, 1.52%, 1/08/19		60	59,720
Series 2013-5, Class C, 2.29%, 11/08/19		30	30,042
Series 2014-1, Class B, 1.68%, 7/08/19		115	114,420
Series 2014-3, Class C, 2.58%, 9/08/20		80	79,888
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	85	108,970
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.63%, 10/22/25 (a)(b)	USD	250	248,104
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.62%, 1/20/25 (a)(b)		300	299,002
Chesapeake Funding LLC, Series 2012-1A, Class B, 1.76%, 11/07/23 (a)(b)		200	202,054
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		196	196,649
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (b)		116	115,673
Series 2013-BA, Class A4, 1.27%, 3/15/19 (b)		115	114,741
Series 2014-AA, Class B, 1.76%, 8/15/19 (b)		60	59,645
Series 2014-AA, Class C, 2.28%, 11/15/19 (b)		75	74,582
CIFC Funding Ltd., Series 2014-2A, Class A1L, 1.73%, 5/24/26 (a)(b)		250	249,144
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.77%, 9/25/33 (a)		127	120,531
Series 2004-5, Class A, 1.05%, 10/25/34 (a)		143	140,549
Credit Acceptance Auto Loan Trust:
Series 2012-1A, Class B, 3.12%, 3/16/20 (b)		250	252,334
Series 2012-2A, Class A, 1.52%, 3/16/20 (b)		250	250,840
Series 2013-1A, Class A, 1.21%, 10/15/20 (b)		505	505,732
Series 2014-1A, Class A, 1.55%, 10/15/21 (b)		250	250,982
Series 2014-2A, Class A, 1.88%, 3/15/22 (b)		250	249,990
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.46%, 10/20/43 (a)(b)		154	151,935

Asset-Backed Securities		Par (000)	Value
Dryden XXIV Senior Loan Fund, Series 2012-24A, Class A, 1.65%, 11/15/23 (a)(b)	USD	250	$249,800
DT Auto Owner Trust:
Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		205	208,351
Series 2014-1A, Class B, 1.43%, 3/15/18 (b)		105	105,265
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)		250	247,978
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		125	128,320
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.75%, 12/25/34 (a)		155	146,970
Navient Student Loan Trust:
Series 2014-CTA, Class A, 0.85%, 9/16/24 (a)(b)		155	154,534
Series 2014-CTA, Class B, 1.93%, 10/17/44 (a)(b)		200	198,228
Nelnet Student Loan Trust:
Series 2006-1, Class A6, 0.68%, 8/23/36 (a)(b)		125	122,188
Series 2008-3, Class A4, 1.88%, 11/25/24 (a)		270	283,042
Series 2014-2A, Class A3, 1.01%, 7/27/37 (a)(b)		130	129,387
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.65%, 1/18/24 (a)(b)		260	259,388
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.35%, 7/17/25 (a)(b)		260	255,949
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.50%, 8/23/24 (a)(b)		225	223,702
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		450	449,991
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		310	310,097
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)		100	100,000
Series 2014-2A, Class C, 4.33%, 9/18/24 (b)		100	100,115
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.79%, 7/25/33 (a)		249	232,244
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.38%, 7/22/25 (a)(b)		390	383,983
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.72%, 10/30/23 (a)(b)		360	359,359
Prestige Auto Receivables Trust, Series 2014-1A, Class A2, 0.97%, 3/15/18 (b)		161	161,057
RASC Trust, Series 2003-KS5, Class AIIB, 0.73%, 7/25/33 (a)		108	96,162
Santander Drive Auto Receivables Trust:
Series 2012-1, Class B, 2.72%, 5/16/16		29	28,821
Series 2012-3, Class B, 1.94%, 12/15/16		366	367,763
Series 2013-2, Class B, 1.33%, 3/15/18		400	401,726

Portfolio Abbreviations
BRL	Brazilian Real	JIBAR	Johannesburg Interbank Agreed Rate	RB	Revenue Bonds
BZDIOVER	Overnight Brazil CETIP Interbank Rate	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CDO	Collateralized Debt Obligation	MXN	Mexican Peso	TRY	Turkish Lira
CLO	Collateralized Loan Obligation	MXTIIE	Mexican Equilibrium Interbank Interest Rate	USD	U.S. Dollar
CZK	Czech Koruna	OTC	Over-the-counter	ZAR	South African Rand
EUR	Euro	PRIBOR	Prague Interbank Offer Rate

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2013-3, Class B, 1.19%, 5/15/18	USD	360	$360,388
Series 2013-4, Class C, 3.25%, 1/15/20		170	175,881
Series 2013-5, Class C, 2.25%, 6/17/19		400	401,922
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		95	97,303
Series 2013-A, Class D, 3.78%, 10/15/19 (b)		65	67,786
Series 2014-1, Class C, 2.36%, 4/15/20		156	156,832
Series 2014-2, Class B, 1.62%, 2/15/19		250	250,014
Series 2014-2, Class C, 2.33%, 11/15/19		335	334,833
Series 2014-3, Class B, 1.45%, 5/15/19		76	75,646
Series 2014-4, Class B, 1.82%, 5/15/19		310	309,826
Series 2014-4, Class C, 2.60%, 11/16/20		100	99,895
Series 2014-S1, Class R, 1.42%, 8/16/18 (b)		61	61,212
Series 2014-S2, Class R, 1.43%, 11/16/18-12/17/19 (b)		269	270,774
Series 2014-S3, Class R, 1.44%, 2/19/19 (b)		62	62,044
Series 2014-S5, Class R, 1.43%, 6/18/19 (b)		64	64,203
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.72%, 4/25/35 (a)		39	38,485
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		175	175,699
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.40%, 7/15/36 (a)		366	362,938
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.78%, 12/16/30 (a)		170	167,837
Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		243	241,456
Series 2005-B, Class A2, 0.41%, 3/15/23 (a)		67	66,407
Series 2006-A, Class A4, 0.42%, 12/15/23 (a)		475	469,860
Series 2006-C, Class A4, 0.40%, 3/15/23 (a)		89	87,245
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.65%, 1/15/43 (a)(b)		200	213,148
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		100	104,628
Series 2011-B, Class A3, 2.40%, 6/16/42 (a)(b)		100	106,823
Series 2011-C, Class A2A, 3.40%, 10/17/44 (a)(b)		120	128,710
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		260	276,726
Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		80	81,011
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		385	401,590
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		165	162,540
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		538	523,851
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		265	270,644
SLM Student Loan Trust, Series 2008-5, Class A4, 1.93%, 7/25/23 (a)		358	373,514
SpringCastle America Funding LLC:
Series 2013-1A, Class A, 3.75%, 4/03/21 (b)		441	444,326
Series 2014-AA, Class A, 2.70%, 5/25/23 (b)		465	464,953
Series 2014-AA, Class B, 4.61%, 10/25/27 (b)		255	254,923

Asset-Backed Securities		Par (000)	Value
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.45%, 1/25/35 (a)	USD	290	$272,374
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.71%, 7/17/24 (a)(b)		640	639,519
World Financial Network Credit Card Master Trust, Series 2012-C, Class A, 2.23%, 8/15/22		430	430,099
Total Asset-Backed Securities — 14.7%			19,774,630

Corporate Bonds
Aerospace & Defense — 0.0%
United Technologies Corp., 4.50%, 6/01/42		35	36,623
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		95	102,230
5.10%, 1/15/44		60	64,350

			166,580
Airlines — 0.0%
United Continental Holdings, Inc., Series B, 6.00%, 7/15/28		80	73,600
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		37	36,630
4.88%, 3/15/19		50	49,250
6.00%, 8/01/20		60	61,650

			147,530
Automobiles — 0.1%
General Motors Co.:
4.88%, 10/02/23		90	95,175
6.25%, 10/02/43		55	64,350

			159,525
Banks — 3.0%
Bank of America Corp.:
5.75%, 12/01/17		205	228,104
2.60%, 1/15/19		303	302,410
2.65%, 4/01/19		641	639,035
4.20%, 8/26/24		165	163,573
4.88%, 4/01/44		35	36,290
The Bank of Nova Scotia:
1.30%, 7/21/17		330	328,341
2.80%, 7/21/21		205	202,590
Citigroup, Inc.:
4.45%, 1/10/17		105	111,875
2.50%, 9/26/18		159	160,034
2.50%, 7/29/19		150	148,663
5.30%, 5/06/44		90	93,515
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)		700	721,000
HSBC Holdings PLC, 6.50%, 5/02/36		100	122,623
JPMorgan Chase & Co., 3.88%, 9/10/24		200	196,069
Macquarie Bank Ltd., 1.65%, 3/24/17 (b)		115	114,989
Wells Fargo & Co.:
1.50%, 7/01/15		110	110,896
2.13%, 4/22/19		70	69,150
4.10%, 6/03/26		135	134,525
5.38%, 11/02/43		185	202,062

			4,085,744

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Biotechnology — 0.3%
Amgen, Inc.:
3.63%, 5/22/24	USD	285	$282,410
5.65%, 6/15/42		90	102,227

			384,637
Capital Markets — 1.7%
The Bank of New York Mellon Corp., 2.10%, 1/15/19		140	139,270
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		115	118,844
2.90%, 7/19/18		200	204,861
2.63%, 1/31/19		205	204,473
5.75%, 1/24/22		139	158,067
6.13%, 2/15/33		105	125,664
6.75%, 10/01/37		125	149,223
6.25%, 2/01/41		50	60,561
4.80%, 7/08/44		65	65,361
Morgan Stanley:
5.45%, 1/09/17		345	374,735
5.63%, 9/23/19		125	140,709
3.75%, 2/25/23		170	169,779
3.88%, 4/29/24		155	154,839
5.00%, 11/24/25		100	104,581
4.35%, 9/08/26		130	127,766

			2,298,733
Chemicals — 0.4%
Eastman Chemical Co., 4.80%, 9/01/42		105	104,131
LyondellBasell Industries NV, 5.00%, 4/15/19		375	413,961

			518,092
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19		145	144,927
Consumer Finance — 0.8%
American Express Credit Corp.:
1.13%, 6/05/17		225	223,418
2.25%, 8/15/19		135	134,056
Ford Motor Credit Co. LLC, 1.72%, 12/06/17		455	451,792
Toyota Motor Credit Corp., 2.75%, 5/17/21		285	287,575

			1,096,841
Containers & Packaging — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19		220	233,750
6.88%, 2/15/21		260	274,300

			508,050
Diversified Financial Services — 1.1%
General Electric Capital Corp., 6.88%, 1/10/39		50	67,294
General Motors Financial Co., Inc.:
2.75%, 5/15/16		139	140,043
2.63%, 7/10/17		265	266,202
4.75%, 8/15/17		175	183,313
JPMorgan Chase & Co.:
4.75%, 3/01/15		215	218,866
1.35%, 2/15/17		385	384,161
3.20%, 1/25/23		65	63,452
4.85%, 2/01/44		90	94,280
Total Capital International SA, 2.75%, 6/19/21		95	94,525

			1,512,136
Diversified Telecommunication Services — 1.3%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		204	214,200
Level 3 Financing, Inc., 8.13%, 7/01/19		207	220,455

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.:
2.63%, 2/21/20 (b)	USD	228	$225,140
4.50%, 9/15/20		120	129,822
5.15%, 9/15/23		130	143,958
5.05%, 3/15/34		235	248,985
3.85%, 11/01/42		403	351,918
4.86%, 8/21/46 (b)		85	85,241
5.01%, 8/21/54 (b)		85	85,404

			1,705,123
Electric Utilities — 1.1%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		54	67,493
5.95%, 12/15/36		105	119,745
Commonwealth Edison Co., 4.70%, 1/15/44		115	125,984
Duke Energy Carolinas LLC, 4.25%, 12/15/41		175	177,423
Duke Energy Corp., 3.75%, 4/15/24		28	28,705
Entergy Arkansas, Inc., 3.70%, 6/01/24		171	175,789
Georgia Power Co., 3.00%, 4/15/16		200	206,825
Jersey Central Power & Light Co., 7.35%, 2/01/19		120	142,943
PacifiCorp, 3.60%, 4/01/24		355	364,560
Progress Energy, Inc., 4.88%, 12/01/19		18	20,051

			1,429,518
Energy Equipment & Services — 0.2%
Transocean, Inc.:
6.50%, 11/15/20		40	42,503
6.80%, 3/15/38		133	129,515
Weatherford International Ltd., 5.95%, 4/15/42		105	112,782

			284,800
Food & Staples Retailing — 0.1%
CVS Health Corp., 5.30%, 12/05/43		34	38,094
Wal-Mart Stores, Inc., 4.00%, 4/11/43		131	127,429

			165,523
Food Products — 0.2%
WM Wrigley Jr. Co., 2.90%, 10/21/19 (b)		221	224,105
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 2.65%, 10/01/18		163	164,595
CareFusion Corp., 1.45%, 5/15/17		90	89,532

			254,127
Health Care Providers & Services — 1.6%
Aetna, Inc., 4.75%, 3/15/44		35	35,586
AmerisourceBergen Corp., 1.15%, 5/15/17		425	422,237
Express Scripts Holding Co., 1.25%, 6/02/17		75	74,407
HCA, Inc., 7.25%, 9/15/20		495	519,750
Tenet Healthcare Corp., 6.25%, 11/01/18		220	233,750
UnitedHealth Group, Inc., 3.38%, 11/15/21		75	77,427
WellPoint, Inc.:
1.88%, 1/15/18		215	214,764
2.30%, 7/15/18		208	208,538
Series A, 3.70%, 8/15/21		122	125,945
3.30%, 1/15/23		65	64,265
4.65%, 8/15/44		165	160,341

			2,137,010
Hotels, Restaurants & Leisure — 0.3%
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20		15	15,295
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC:
8.00%, 10/01/20 (b)		170	167,450

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
11.00%, 10/01/21 (b)	USD	191	$179,063

			361,808
Household Products — 0.1%
Kimberly-Clark Corp., 1.90%, 5/22/19		180	178,125
Industrial Conglomerates — 0.1%
General Electric Co., 4.50%, 3/11/44		100	103,675
Insurance — 2.5%
American International Group, Inc.:
5.45%, 5/18/17		185	203,869
2.30%, 7/16/19		110	109,194
3.38%, 8/15/20		270	278,075
4.50%, 7/16/44		105	103,734
Genworth Holdings, Inc.:
7.20%, 2/15/21		135	158,996
7.63%, 9/24/21		325	394,299
Manulife Financial Corp., 3.40%, 9/17/15		220	225,969
MassMutual Global Funding II, 2.35%, 4/09/19 (b)		200	200,188
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (b)		510	509,448
2.30%, 4/10/19 (b)		210	209,985
Prudential Financial, Inc.:
4.75%, 9/17/15		277	287,949
5.38%, 6/21/20		200	226,369
4.50%, 11/15/20		275	297,921
4.60%, 5/15/44		100	99,050
XLIT Ltd.:
2.30%, 12/15/18		70	69,938
5.25%, 12/15/43		32	35,189

			3,410,173
IT Services — 0.2%
International Business Machines Corp., 3.63%, 2/12/24		119	121,436
MasterCard Inc., 3.38%, 4/01/24		96	96,522

			217,958
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 5.30%, 2/01/44		19	20,854
Machinery — 0.1%
Caterpillar, Inc., 4.75%, 5/15/64		45	46,721
John Deere Capital Corp., 3.35%, 6/12/24		155	156,046

			202,767
Media — 0.9%
CBS Corp.:
4.63%, 5/15/18		70	76,085
2.30%, 8/15/19		90	88,781
COX Communications, Inc., 8.38%, 3/01/39 (b)		142	201,295
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21		175	190,184
The Interpublic Group of Cos., Inc., 4.20%, 4/15/24		15	15,143
NBCUniversal Media LLC:
4.38%, 4/01/21		70	76,255
4.45%, 1/15/43		69	69,171
Time Warner Cable, Inc.:
8.75%, 2/14/19		65	81,823
6.55%, 5/01/37		315	397,374

			1,196,111
Metals & Mining — 0.3%
Newmont Mining Corp., 3.50%, 3/15/22		135	125,173
Novelis, Inc., 8.75%, 12/15/20		310	331,313

			456,486

Corporate Bonds		Par (000)	Value
Multi-Utilities — 0.5%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44	USD	90	$95,264
CMS Energy Corp., 3.88%, 3/01/24		55	56,251
Dominion Resources, Inc., 1.95%, 8/15/16		285	289,713
DTE Energy Co., 3.50%, 6/01/24		140	140,476
Pacific Gas & Electric Co., 4.75%, 2/15/44		50	52,789
PG&E Corp., 2.40%, 3/01/19		71	71,083

			705,576
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.:
3.45%, 7/15/24		70	68,753
4.50%, 7/15/44		55	52,993
Apache Corp.:
6.00%, 1/15/37		100	117,918
4.75%, 4/15/43		40	39,973
BP Capital Markets PLC:
2.24%, 5/10/19		525	521,788
3.25%, 5/06/22		110	109,172
Continental Resources, Inc., 4.90%, 6/01/44		105	102,360
Energy Transfer Partners LP, 3.60%, 2/01/23		215	209,281
EOG Resources, Inc., 2.45%, 4/01/20		245	243,218
Exxon Mobil Corp., 1.82%, 3/15/19		410	409,862
Kinder Morgan Energy Partners LP:
4.15%, 2/01/24		205	202,449
5.40%, 9/01/44		95	93,418
Laredo Petroleum, Inc., 7.38%, 5/01/22		150	157,500
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/01/19		183	178,654
Marathon Petroleum Corp., 4.75%, 9/15/44		40	38,399
MEG Energy Corp., 6.50%, 3/15/21 (b)		521	534,025
Murphy Oil Corp., 2.50%, 12/01/17		241	244,790
Noble Energy, Inc.:
8.25%, 3/01/19		110	136,009
6.00%, 3/01/41		130	149,901
5.25%, 11/15/43		150	158,229
Peabody Energy Corp.:
6.00%, 11/15/18		25	24,500
6.25%, 11/15/21		145	134,850
Range Resources Corp., 5.75%, 6/01/21		5	5,250
Schlumberger Investment SA, 3.65%, 12/01/23		45	46,567
Shell International Finance BV, 4.55%, 8/12/43		51	53,930
TransCanada PipeLines Ltd., 4.63%, 3/01/34		100	102,595
Williams Partners LP:
3.90%, 1/15/25		215	213,406
5.40%, 3/04/44		69	73,180

			4,422,970
Paper & Forest Products — 0.0%
International Paper Co., 4.80%, 6/15/44		70	67,797
Pharmaceuticals — 1.3%
AbbVie, Inc., 4.40%, 11/06/42		115	108,039
Actavis Funding SCS:
2.45%, 6/15/19 (b)		186	180,848
3.85%, 6/15/24 (b)		269	260,761
Actavis, Inc.:
3.25%, 10/01/22		180	173,618
4.63%, 10/01/42		90	82,238
Bristol-Myers Squibb Co., 4.50%, 3/01/44		226	234,035
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)		180	192,399
Novartis Capital Corp., 4.40%, 4/24/20		100	110,727
Pfizer, Inc.:
3.40%, 5/15/24		80	79,882

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
4.30%, 6/15/43	USD	105	$105,788
4.40%, 5/15/44		85	85,712
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		90	91,476

			1,705,523
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		9	9,135
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		58	56,567
3.75%, 4/01/24		30	30,558
Ryder System, Inc., 2.45%, 9/03/19		155	154,131
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		140	139,769

			381,025
Software — 0.4%
First Data Corp., 7.38%, 6/15/19 (b)		105	110,523
Oracle Corp.:
2.80%, 7/08/21		359	356,322
4.30%, 7/08/34		85	85,616

			552,461
Specialty Retail — 0.1%
The Home Depot, Inc., 4.40%, 3/15/45		40	40,439
Lowe’s Cos., Inc.:
5.00%, 9/15/43		40	43,878
4.25%, 9/15/44		40	38,978

			123,295
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.:
2.10%, 5/06/19		475	475,143
2.85%, 5/06/21		140	140,275

			615,418
Tobacco — 0.4%
Altria Group, Inc., 4.00%, 1/31/24		94	95,922
Philip Morris International, Inc.:
1.13%, 8/21/17		135	134,129
4.88%, 11/15/43		69	73,357
Reynolds American, Inc.:
3.25%, 11/01/22		75	72,366
7.25%, 6/15/37		55	69,107
4.75%, 11/01/42		65	61,815

			506,696
Trading Companies & Distributors — 0.3%
United Rentals North America, Inc., 7.63%, 4/15/22		360	391,500
Wireless Telecommunication Services — 0.9%
America Movil SAB de CV, 2.38%, 9/08/16		385	393,227
MetroPCS Wireless, Inc., 7.88%, 9/01/18		11	11,435
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		390	450,450
Sprint Corp., 7.88%, 9/15/23 (b)		135	143,100
T-Mobile USA, Inc.:
6.63%, 4/28/21		55	56,375
6.73%, 4/28/22		50	51,125
6.84%, 4/28/23		15	15,413
Vodafone Group PLC:
2.50%, 9/26/22		57	52,730

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
2.95%, 2/19/23	USD	53	$49,946

			1,223,801
Total Corporate Bonds — 25.3%			34,186,378

Floating Rate Loan Interests (a)
Hotels, Restaurants & Leisure — 0.2%
Motel 6, Loan, 10.00%, 10/15/17		295	303,603
Media — 0.2%
Charter Communications Operating LLC, Term G Loan, 3.50%, 9/10/21		250	249,090
Total Floating Rate Loan Interests — 0.4%			552,693

Foreign Agency Obligations
Nexen Energy ULC, 5.88%, 3/10/35		10	11,455
Statoil ASA, 2.90%, 11/08/20		280	285,531
Total Foreign Agency Obligations — 0.2%			296,986

Foreign Government Obligations
Brazil — 0.2%
Federative Republic of Brazil, 4.25%, 1/07/25		270	267,300
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24		205	207,357
Indonesia — 0.2%
Republic of Indonesia, 5.38%, 10/17/23 (b)		260	277,550
Mexico — 0.4%
United Mexican States, 4.00%, 10/02/23		550	568,425
Peru — 0.1%
Peruvian Government International Bond, 7.35%, 7/21/25		100	130,250
Slovenia — 0.2%
Republic of Slovenia, 4.13%, 2/18/19 (b)		200	208,250
Turkey — 0.3%
Turkey Government International Bond, 5.75%, 3/22/24		330	350,361
Total Foreign Government Obligations — 1.5%			2,009,493

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.9%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37		986	801,846
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.35%, 4/25/46 (a)		265	215,340
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		494	500,513
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.30%, 12/25/36 (a)		216	186,270
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.95%, 11/25/34 (a)		159	158,338

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
LSTAR Securities Investment Trust, Series 2014-1, Class Note, 3.25%, 9/01/21 (a)(b)	USD	316	$316,039
Morgan Stanley Resecuritization Trust, Series 2014-R5, Class B1, 0.33%, 11/26/33 (a)(b)		200	173,925
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.37%, 2/25/46 (a)		321	154,613

			2,506,884
Commercial Mortgage-Backed Securities — 6.6%
American Homes 4 Rent Pass-Through Certificates, Series 2014-SFR2, Class A, 3.79%, 10/17/36 (b)		100	100,010
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		149	149,377
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		25	26,272
Series 2007-3, Class A1A, 5.79%, 6/10/49 (a)		278	300,970
Series 2007-3, Class A4, 5.79%, 6/10/49 (a)		630	682,928
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		85	90,960
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3, 5.74%, 6/11/50		205	206,869
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.66%, 7/05/33 (a)(b)		100	100,000
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, 0.91%, 6/15/33 (a)(b)		284	284,348
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (a)		25	27,688
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.97%, 5/15/46 (a)		158	171,738
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		110	116,441
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (b)		180	177,099
Series 2013-FL3, Class A, 1.67%, 10/13/28 (a)(b)		215	216,204
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		130	127,909
Series 2014-KYO, Class F, 3.65%, 6/11/27 (a)(b)		130	129,678
Credit Suisse Mortgage Capital Certificates:
Series 2007-TF2A, Class A3, 0.42%, 4/15/22 (a)(b)		124	123,457
Series 2010-RR2, Class 2A, 6.10%, 9/15/39 (a)(b)		398	425,951
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.15%, 3/15/18 (a)(b)		180	180,504
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.93%, 6/17/49 (a)(b)		165	179,315
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		148	148,972
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		180	181,574
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AJ, 6.26%, 12/10/49 (a)		38	39,629
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		130	141,932

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)	USD	360	$338,336
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		290	294,496
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		121	127,532
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.46%, 11/12/37 (a)		195	201,707
Series 2007-C1, Class A1A, 6.03%, 6/12/50 (a)		118	125,809
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.77%, 4/12/49 (a)		169	171,069
Series 2007-HQ12, Class AM, 5.77%, 4/12/49 (a)		315	338,228
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		120	129,222
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		114	123,487
Series 2007-IQ15, Class AM, 6.11%, 6/11/49 (a)		505	545,869
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		10	10,066
Morgan Stanley Re-REMIC Trust:
Series 2009-IO, Class B, 0.01%, 7/17/56 (b)(c)		63	62,244
Series 2011-IO, Class C, 0.14%, 3/23/51 (b)(c)		100	94,875
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (b)		34	34,327
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		120	119,040
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		169	169,697
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (b)		130	129,930
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.14%, 2/16/51 (a)(b)		759	817,946
SCG Trust, Series 2013-SRP1, Class AJ, 2.10%, 11/15/26 (a)(b)		120	120,372
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		232	229,624
Wachovia Bank Commercial Mortgage Trust:
Series 2006-WL7A, Class H, 0.55%, 9/15/21 (a)(b)		150	145,620
Series 2007-C33, Class AJ, 6.14%, 2/15/51 (a)		170	177,407
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		123	122,658

			8,959,386
Interest Only Commercial Mortgage-Backed Securities — 0.9%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		3,475	188,585
Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class XA, 1.92%, 1/10/46 (a)		2,816	247,809
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.89%, 2/10/46 (a)		2,653	264,096
Hilton USA Trust, Series 2013-HLT, Class X1FX, 1.82%, 11/05/30 (a)(b)		2,340	9,056
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.72%, 4/15/46 (a)		1,090	97,980

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.86%, 2/15/46 (a)	USD	940	$86,931
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.95%, 12/15/45 (a)(b)		1,693	171,087
Series 2013-C15, Class XA, 0.78%, 8/15/46 (a)		1,710	62,405
Series 2014-LC14, Class XA, 1.63%, 3/15/47 (a)		994	86,355

			1,214,304
Total Non-Agency Mortgage-Backed Securities — 9.4%			12,680,574

Other Interests (d)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (e)(f)		185	—
Lehman Brothers Holdings, Inc. (e)(f)		1,025	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)
Banks — 0.2%
HSBC Holdings PLC, 6.38% (a)(g)		200	199,750
Wells Fargo & Co., 5.90% (a)(g)		117	119,194

			318,944
Capital Markets — 0.0%
State Street Capital Trust IV, 1.23%, 6/15/37 (a)		30	25,575
Insurance — 0.4%
American International Group, Inc., 8.18%, 5/15/58 (a)		125	168,437
XL Group PLC, 6.50% (a)(g)		345	333,787

			502,224
Media — 0.2%
NBCUniversal Enterprise, Inc., 5.25% (b)(g)		200	208,000
Total Capital Trusts — 0.8%			1,054,743

Preferred Stocks		Shares
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series S, 8.25%		10,000	92,000
Freddie Mac, Series Z, 8.38%		10,000	103,000

			195,000
Total Preferred Stocks — 0.1%			195,000

Trust Preferreds
Diversified Financial Services — 0.3%
Citigroup Capital XIII, Series 2, 7.88%, 10/30/40 (a)		13,971	376,099
Total Preferred Securities — 1.2%			1,625,842

Taxable Municipal Bonds		Par (000)	Value
New York City Water & Sewer System RB:
5.38%, 6/15/43	USD	200	$234,348
5.50%, 6/15/43		240	283,394
Total Taxable Municipal Bonds — 0.4%			517,742

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.3%
Fannie Mae:
Series 2013-C01, Class M2, 5.41%, 10/25/23 (a)		220	248,494
Series 2014-C01, Class M2, 4.56%, 1/25/24 (a)		120	128,794

			377,288
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.49%, 1/25/21		573	66,622
Ginnie Mae, Series 2012-120, Class IO, 3.82%, 2/16/53 (a)		1,095	84,561

			151,183
Mortgage-Backed Securities — 52.8%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/29 (h)		1,600	1,609,000
3.00%, 4/01/29-10/01/44 (a)(h)		9,149	9,097,706
3.13%, 3/01/41 (a)		103	109,025
3.18%, 12/01/40 (a)		158	164,460
3.36%, 6/01/41 (a)		124	130,303
3.50%, 10/01/28-10/01/44 (h)		4,565	4,722,274
3.51%, 9/01/41 (a)		144	151,746
4.00%, 2/01/25-10/01/44 (h)		10,160	10,738,728
4.50%, 2/01/25-10/01/44 (h)		6,986	7,524,614
4.72%, 8/01/38 (a)		174	184,807
5.00%, 7/01/33-8/01/41		570	630,803
5.50%, 2/01/35-8/01/37		1,196	1,342,589
6.00%, 2/01/17-10/01/44 (h)		1,241	1,406,437
6.50%, 5/01/40		508	575,561
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/29 (h)		800	804,782
3.00%, 10/01/29-8/01/43 (h)		2,973	2,957,697
3.04%, 2/01/41 (a)		137	146,178
3.50%, 4/01/42-10/01/44 (h)		1,967	2,013,721
4.00%, 8/01/44-10/01/44 (h)		1,438	1,515,925
4.50%, 9/01/43-10/01/44 (h)		1,443	1,557,353
4.83%, 4/01/38 (a)		244	259,019
5.00%, 10/01/41-10/01/44 (h)		2,091	2,300,660
5.50%, 6/01/41-10/01/44 (h)		393	436,833
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/44 (h)		1,883	1,894,916
3.50%, 12/15/42-8/20/44		7,360	7,626,271
4.00%, 9/20/40-10/15/44 (h)		6,011	6,382,627
4.50%, 5/20/41-10/15/44 (h)		2,980	3,245,266
5.00%, 12/15/38-10/15/44 (h)		1,118	1,232,715
5.50%, 10/15/44 (h)		500	555,332

			71,317,348
Total U.S. Government Sponsored Agency Securities — 53.2%			71,845,819

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.75%, 11/15/42		435	397,957
3.13%, 8/15/44 (i)		8,231	8,099,618

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42 (i)	USD	659	$603,448
1.38%, 2/15/44		260	277,736
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-1/15/23		1,089	1,077,982
0.63%, 1/15/24		1,969	1,978,524
U.S. Treasury Notes:
0.50%, 9/30/16		1,240	1,237,965
1.00%, 9/15/17 (i)		8,240	8,227,129
1.25%, 10/30/18		1,712	1,688,263
1.63%, 6/30/19-8/31/19 (i)		6,666	6,621,892
1.75%, 9/30/19		51	50,932
2.00%, 8/31/21		1,748	1,724,769
2.13%, 9/30/21		3,600	3,577,699
2.38%, 8/15/24 (i)		5,240	5,179,811
Total U.S. Treasury Obligations — 30.2%			40,743,725
Total Long-Term Investments (Cost — $183,329,934) — 136.5%			184,233,882

Short-Term Securities (j)
Borrowed Bond Agreements — 1.9%
BNP Paribas Securities Corp., 0.00%, Open (Purchased on 9/30/14 to be repurchased at $414,481, collateralized by U.S. Treasury Notes, 1.75% due at 9/30/19, par and fair value of USD 415,000 and $414,447, respectively), 10/01/14		414	414,481
Credit Suisse Securities (USA) LLC, 0.06%, Open (Purchased on 7/23/14 to be repurchased at $403,842, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, par and fair value of USD 435,000 and $397,957, respectively)		397	397,000
Deutsche Bank Securities, Inc., 0.02%, Open (Purchased on 12/17/13 to be repurchased at $1,708,375, collateralized by U.S. Treasury Notes, 1.25% due at 11/30/18, par and fair value of USD 1,730,000 and $1,706,213, respectively)		1,708	1,708,375
Total Short-Term Securities (Cost — $2,519,856) — 1.9%			2,519,856

Options Purchased
(Cost — $99,634) — 0.0%			89,316
Total Investments Before Borrowed Bonds, Securities Sold Short and TBA Sale Commitments (Cost — $185,949,424*) — 138.4%			186,843,054

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations — (1.8)%
U.S. Treasury Bonds, 2.75%, 11/15/42	USD	435	$(397,957)
U.S. Treasury Notes,
1.25%, 11/30/18		1,712	(1,688,263)
1.75%, 9/30/19		415	(414,449)
Total Borrowed Bonds (Proceeds — $2,526,922) — (1.8)%			(2,500,669)

Securities Sold Short
U.S. Treasury Obligations — (0.8)%
U.S. Treasury Notes, 1.63%, 6/30/19		1,101	(1,095,151)
Total Securities Sold Short (Proceeds — $1,093,608) — (0.8)%			(1,095,151)

TBA Sale Commitments (h)
Fannie Mae Mortgage-Backed Securities:
3.00%, 10/01/44		5,470	(5,389,173)
3.50%, 10/01/44		530	(541,718)
4.00%, 10/01/29-10/01/44		5,050	(5,324,828)
4.50%, 4/01/44-10/01/44		4,330	(4,669,057)
5.00%, 10/01/44		100	(110,334)
5.50%, 10/01/44		500	(556,816)
6.00%, 10/01/44		100	(113,027)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/44		725	(715,768)
5.00%, 10/01/44		1,000	(1,101,250)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/44		5,200	(5,373,062)
4.00%, 10/15/44		4,000	(4,239,062)
4.50%, 10/15/44		310	(336,205)
Total TBA Sale Commitments (Proceeds — $28,439,761) — (21.1)%			(28,470,300)
Total Investments Net of Borrowed Bonds, Securities Sold Short and TBA Sale Commitments — 114.7%			154,776,934
Liabilities in Excess of Other Assets — (14.7)%			(19,813,284)

Net Assets — 100.0%			$134,963,650

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$186,143,143

Gross unrealized appreciation	$2,083,632
Gross unrealized depreciation	(1,383,721)

Net unrealized appreciation	$699,911

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

(c)	Zero-coupon bond.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$1,791,481	$(2,152)
Citigroup Global Markets, Inc.	$144,466	$946
Credit Suisse Securities (USA) LLC	$(3,357,361)	$7,182
Deutsche Bank Securities, Inc.	$4,022,442	$7,256
Goldman Sachs & Co.	$(3,981,190)	$(9,744)
J.P. Morgan Securities LLC	$4,750,629	$779
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(1,009,617)	$3,359
Morgan Stanley & Co. LLC	$(849,727)	$(1,277)
Nomura Securities International, Inc.	$(1,774,406)	$5,344
MeRBC Capital Markets, LLC	$952,598	$1,419

(i)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(j)	Certain agreements have no stated maturity and can be terminated by either party at any time.

•

Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (the “1940 Act”), as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$365

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.09%	7/23/14	7/24/15	$632,000	$632,109
BNP Paribas Securities Corp.	0.00%	9/12/14	10/01/14	3,469,375	3,469,375
RBC Capital Markets LLC	0.09%	9/18/14	Open	5,760,000	5,760,187
Deutsche Bank Securities, Inc.	0.04%	9/22/14	Open	4,339,500	4,339,544
Bank of Montreal	0.00%	9/30/14	10/01/14	8,229,700	8,229,700
Total				$22,430,575	$22,430,915

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
24	Australian Government Bond (10 Year)	Sydney	December 2014	USD	18,869,536	$25,080
(2)	Euro Buxl	Eurex	December 2014	USD	359,718	621
27	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2014	USD	3,723,469	(17,082)
37	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2014	USD	8,097,219	(3,296)
(23)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	2,719,930	(3,833)
(29)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	3,614,578	(9,468)
(32)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2014	USD	4,880,000	32,405
(47)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	11,620,162	1,869
Total						$26,296

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	175,870	EUR	130,000	BNP Paribas S.A.	10/21/14	$11,649
USD	93,372	EUR	69,000	JPMorgan Chase Bank N.A.	10/21/14	6,209
TRY	806,243	USD	353,926	Goldman Sachs International	5/07/15	(18,920)
USD	28,442	TRY	65,180	Bank of America N.A.	5/07/15	(189)
USD	21,799	TRY	49,411	Bank of America N.A.	5/07/15	1,268
USD	28,524	TRY	64,630	Bank of America N.A.	5/07/15	1,669
USD	100,142	TRY	225,790	BNP Paribas S.A.	5/07/15	6,323
USD	47,926	TRY	110,015	Deutsche Bank AG	5/07/15	(399)
USD	68,118	TRY	153,423	Deutsche Bank AG	5/07/15	4,369
USD	56,922	TRY	128,364	Goldman Sachs International	5/07/15	3,584
Total						$15,563

•	Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	98.50	3/13/15	155	$55,219
Euro Dollar 90-Day	Put	USD	99.63	3/16/15	76	8,075
Total						$63,294

•	OTC interest rate swaptions purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	100	$143
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	150	207
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	450	620
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.20%	Receive	3-month LIBOR	3/04/15	USD	700	1,290
10-Year Interest Rate Swap	Credit Suisse International	Put	2.70%	Pay	3-month LIBOR	11/07/14	USD	3,060	23,762
Total									$26,022

•	Centrally cleared credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	EUR	1,047	$4,777
CDX.NA.IG Series 22 Version 1	1.00%	Chicago Mercantile	6/20/19	USD	2,770	7,367
Total						$12,144

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	11/26/16	USD	535	$1,909
2.61%[1]	3-month LIBOR	Chicago Mercantile	8/08/24	USD	180	(178)
2.54%[1]	3-month LIBOR	Chicago Mercantile	9/09/24	USD	64	526
2.75%[1]	3-month LIBOR	Chicago Mercantile	9/23/24	USD	74	(675)
2.66%[1]	3-month LIBOR	Chicago Mercantile	9/30/24	USD	96	(80)
2.66%[1]	3-month LIBOR	Chicago Mercantile	9/30/24	USD	48	(53)
2.64%[1]	3-month LIBOR	Chicago Mercantile	10/01/24	USD	72	115
2.64%[1]	3-month LIBOR	Chicago Mercantile	10/02/24	USD	48	81
Total						$1,645

[1]	Fund pays the fixed rate and receives the floating rate.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	OTC credit default swaps — buy protection outstanding as of September 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	750	$(23,720)	$6,261	$(29,981)
Russian Federation	1.00%	Barclays Bank PLC	12/20/19	USD	350	24,194	25,531	(1,337)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/19	USD	292	(1,030)	(2,368)	1,338
Total						$(556)	$29,424	$(29,980)

•	OTC credit default swaps — sold protection outstanding as of September 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	95	$(6,659)	$(2,813)	$(3,846)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	15	(1,052)	(444)	(608)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD	17	(79)	70	(149)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD	7	(32)	33	(65)
Valero Energy Corp.	1.00%	Citibank N.A.	9/20/19	BBB	USD	5	(23)	42	(65)
Valero Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/19	BBB	USD	63	(293)	141	(434)
Valero Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/19	BBB	USD	13	(60)	159	(219)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	25	(2,308)	(2,039)	(269)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	25	(2,306)	(1,989)	(317)
Transocean, Inc.	1.00%	Goldman Sachs International	12/20/19	BBB-	USD	60	(5,538)	(4,204)	(1,334)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BBB-	USD	70	(6,460)	(6,453)	(7)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BBB-	USD	25	(2,306)	(2,214)	(92)
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21		USD	136	(10,968)	(10,791)	(177)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	390	(14,070)	(37,299)	23,229
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	95	(4,372)	(13,710)	9,338
Total							$(56,526)	$(81,511)	$24,985

[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.46%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/25/15	ZAR	18,845	$(1,343)	$(48)	$(1,295)
6.53%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/26/15	ZAR	18,845	(392)	(75)	(317)
12.05%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	1,285	6,312	(35)	6,347
11.12%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	1,060	(3,783)	(16)	(3,767)
11.36%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	898	(2,003)	(12)	(1,991)
11.26%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	2,555	(7,776)	(56)	(7,720)
11.77%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	1,222	5,267	(437)	5,704
11.41%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,195	(2,286)	(17)	(2,269)
11.83%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,140	3,233	(49)	3,282

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	11

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

OTC interest rate swaps outstanding as of September 30, 2014 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.59%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	965	$453	$(15)	$468
11.22%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	880	(2,172)	(9)	(2,163)
11.68%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	854	(961)	(34)	(927)
10.89%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	843	(4,136)	(4)	(4,132)
11.63%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	841	(1,234)	(31)	(1,203)
6.85%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/25/16	ZAR	9,755	1,799	62	1,737
6.95%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	N/A	9/26/16	ZAR	9,755	205	80	125
11.15%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/02/17	BRL	242	(2,112)	(4)	(2,108)
11.49%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	686	(3,509)	(23)	(3,486)
11.47%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	549	(2,921)	(18)	(2,903)
2.57%[1]	3-month LIBOR	Deutsche Bank AG	N/A	10/27/20	USD	300	10,176	—	10,176
3.30%[2]	3-month LIBOR	Morgan Stanley Capital Services LLC	N/A	5/06/21	USD	700	(54,981)	—	(54,981)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	470	(35,204)	—	(35,204)
0.87%[2]	6-month PRIBOR	Goldman Sachs International	N/A	9/19/21	CZK	8,568	(722)	—	(722)
0.89%[2]	6-month PRIBOR	Morgan Stanley Capital Services LLC	N/A	9/22/21	CZK	2,085	(300)	—	(300)
2.16%[2]	3-month LIBOR	Bank of America N.A.	N/A	5/28/23	USD	200	4,359	—	4,359
2.31%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/31/23	USD	200	1,858	—	1,858
6.19%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	7/25/24	MXN	2,735	(2,690)	(17)	(2,673)
5.99%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	8/26/24	MXN	935	(2,050)	—	(2,050)
6.26%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	9/09/24	MXN	1,119	(844)	(7)	(837)
6.42%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	9/16/24	MXN	722	79	(5)	84
6.41%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	9/16/24	MXN	1,445	52	(9)	61
6.46%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	9/17/24	MXN	1,089	318	(14)	332
6.37%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	10/01/14[3]	9/18/24	MXN	722	(170)	(5)	(165)
Total							$(97,478)	$(798)	$(96,680)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$18,747,570	$1,027,060	$19,774,630
Corporate Bonds	—	34,186,378	—	34,186,378
Floating Rate Loan Interests	—	249,090	303,603	552,693
Foreign Agency Obligations	—	296,986	—	296,986
Foreign Government Obligations	—	2,009,493	—	2,009,493
Non-Agency Mortgage-Backed Securities	—	11,712,744	967,830	12,680,574
Preferred Securities	$571,099	1,054,743	—	1,625,842
Taxable Municipal Bonds	—	517,742	—	517,742
U.S. Government Sponsored Agency Securities	—	71,845,819	—	71,845,819
U.S. Treasury Obligations	—	40,743,725	—	40,743,725
Short-Term Securities	—	2,519,856	—	2,519,856
Options Purchased:
Interest Rate Contracts	63,294	26,022	—	89,316
Liabilities:
Investments:
Borrowed Bonds	—	(2,500,669)	—	(2,500,669)
Securities Sold Short	—	(1,095,151)	—	(1,095,151)
TBA Sale Commitments	—	(28,470,300)	—	(28,470,300)
Total	$634,393	$151,844,048	$2,298,493	$154,776,934

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$46,049	—	$46,049
Foreign currency exchange contracts	—	35,071	—	35,071
Interest rate contracts	$59,975	37,164	—	97,139
Liabilities:
Credit contracts	—	(38,900)	—	(38,900)
Foreign currency exchange contracts	—	(19,508)	—	(19,508)
Interest rate contracts	$(33,679)	(132,199)	—	(165,878)
Total	$26,296	$(72,323)	—	$(46,027)

[1]

Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	13

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,088,477	—	—	$2,088,477
Foreign currency at value	217,988	—	—	217,988
Cash pledged for financial futures contracts	160,000	—	—	160,000
Cash pledged for centrally cleared swaps	80,000	—	—	80,000
Liabilities:
Reverse repurchase agreements	—	$(22,430,915)	—	(22,430,915)
Total	$2,546,465	$(22,430,915)	—	$(19,884,450)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2013	$5,402,020	$240,720	$311,482	$1,248,413	$7,202,635
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	(2,554,982)	—	—	(332,593)	(2,887,575)
Accrued discounts/premiums	445	21	—	(3,648)	(3,182)
Net realized gain (loss)	34,894	4,707	—	(2,011)	37,590
Net change in unrealized appreciation/depreciation[2]	(19,344)	(5,448)	(3,856)	(67,664)	(96,312)
Purchases	1,128,474	—	—	582,711	1,711,185
Sales	(2,964,447)	(240,000)	(4,023)	(457,378)	(3,665,848)
Closing Balance, as of September 30, 2014	$1,027,060	—	$303,603	$967,830	$2,298,493

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014[2]	$181	—	$(3,856)	$1,360	$(2,315)

[1]

As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $2,887,575 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at September 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 1.76%, 5/20/26 (a)(b)	$500	$498,293
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.32%, 8/15/25 (a)(b)	700	688,566
HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)	342	342,274
OCP CLO Ltd., Series 2012-2A, Class A2, 1.71%, 11/22/23 (a)(b)	800	797,379
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.35%, 4/20/25 (a)(b)	500	493,708
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)	342	342,962
Santander Drive Auto Receivables Trust, Series 2013-A, Class A2, 0.80%, 10/17/16 (a)	532	531,758
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.73%, 4/20/26 (a)(b)	500	498,800
Total Asset-Backed Securities — 4.4%		4,193,740

Corporate Bonds
Banks — 9.0%
The Bank of Nova Scotia, 1.75%, 3/22/17 (a)	649	658,044
Bank of Scotland PLC, 5.25%, 2/21/17 (a)	200	218,850
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 (a)	500	513,708
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)	2,400	2,467,277
The Toronto-Dominion Bank:
1.63%, 9/14/16 (a)	2,390	2,424,129
1.50%, 3/13/17 (a)	2,251	2,271,358

		8,553,366
Diversified Financial Services — 0.2%
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (a)	200	221,288
Thrifts & Mortgage Finance — 0.7%
Cie de Financement Foncier SA, 2.50%, 9/16/15 (a)	700	712,931
Total Corporate Bonds — 9.9%		9,487,585

Foreign Agency Obligations — 1.8%
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)	1,690	1,714,184

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 1.8%
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.66%, 7/05/33 (a)(b)	$700	$700,000
GS Mortgage Securities Trust:
Series 2013-GC16, Class A4, 4.27%, 11/10/46	500	534,556
Series 2014-GC18, Class A4, 4.07%, 1/10/47	500	524,669

		1,759,225
Interest Only Commercial Mortgage-Backed Securities — 1.7%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 2.05%, 12/10/45 (b)	6,744	666,367
Series 2013-CR7, Class XA, 1.70%, 3/10/46 (b)	3,777	315,382
Series 2014-CR14, Class XA, 1.06%, 2/10/47 (b)	1,432	72,251
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.72%, 4/15/46 (b)	4,461	400,825
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.63%, 3/15/47 (b)	1,638	142,276
Total Non-Agency Mortgage-Backed Securities — 3.5%		3,356,326

U.S. Government Sponsored Agency Securities
Agency Obligations — 6.6%
Fannie Mae, 1.63%, 10/26/15	3,880	3,938,394
Federal Home Loan Bank:
1.95%, 7/24/18	1,820	1,831,222
4.00%, 4/10/28	500	526,841

		6,296,457
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Ginnie Mae:
Series 2002-83, Class IO, 1.57%, 10/16/42 (b)	2,020	6
Series 2003-109, Class IO, 1.10%, 11/16/43 (b)	4,815	48
Series 2003-17, Class IO, 1.24%, 3/16/43 (b)	2,708	27
Series 2004-9, Class IO, 0.33%, 3/16/34 (b)	1,440	1,828

		1,909

Portfolio Abbreviations
AUD	Australian Dollar	OTC	Over-the-counter
CAD	Canadian Dollar	RUB	Russian Rouble
EUR	Euro	TBA	To-be-announced
GBP	British Pound	USD	U.S. Dollar
LIBOR	London Interbank Offered Rate	ZAR	South African Rand
MXN	Mexican Peso

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities — 126.3%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/29 (c)	$2,000	$2,008,867
3.00%, 4/01/29-10/01/44 (b)(c)	13,243	13,132,543
3.13%, 3/01/41 (b)	127	134,918
3.18%, 12/01/40 (b)	166	172,938
3.36%, 6/01/41 (b)	124	130,303
3.50%, 10/01/28-10/01/44 (c)	8,230	8,457,282
3.51%, 9/01/41 (b)	144	151,746
4.00%, 2/01/25-10/01/44 (c)	20,528	21,666,921
4.50%, 2/01/25-10/01/44 (c)	22,192	23,924,040
5.00%, 10/01/29-10/01/44 (c)	4,894	5,288,834
5.50%, 11/01/21-8/01/37	712	773,910
6.00%, 4/01/35-6/01/41	1,067	1,212,381
6.50%, 5/01/40	1,271	1,439,052
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/43-10/01/44 (c)	5,651	5,584,494
3.04%, 2/01/41 (b)	172	182,722
3.50%, 4/01/42-10/01/44 (c)	2,588	2,647,332
4.00%, 8/01/44-10/01/44 (c)	3,838	4,038,299
4.50%, 11/01/43-10/01/44 (c)	2,370	2,555,916
5.00%, 10/01/41-10/01/44 (c)	291	320,238
5.50%, 6/01/41-10/01/44 (c)	612	681,137
8.00%, 12/01/29-7/01/30	71	84,978
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/44 (c)	2,000	2,010,097
3.50%, 12/15/42-8/20/44	6,761	7,005,914
4.00%, 9/20/40-10/15/44 (c)	8,676	9,205,148
4.50%, 5/20/41-2/15/42	4,944	5,384,076
5.00%, 12/15/38-10/15/44 (c)	807	889,401
5.50%, 1/15/34	1,493	1,677,490

		120,760,977
Total U.S. Government Sponsored Agency Securities — 132.9%		127,059,343

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.13%, 8/15/44 (d)	5,842	5,749,185
U.S. Treasury Inflation Indexed Bonds, 1.38%, 2/15/44	184	196,821
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19	508	509,626
0.63%, 1/15/24	1,735	1,743,523
U.S. Treasury Notes:
0.25%, 11/30/14 (d)	3,811	3,812,189
0.50%, 9/30/16	4,190	4,183,124
0.88%, 6/15/17 (d)	5,600	5,586,874
1.25%, 10/30/18-2/29/20 (d)	8,190	7,951,387
1.63%, 3/31/19-11/15/22 (d)	12,444	12,320,737
2.00%, 8/31/21	254	250,172
2.13%, 9/30/21	526	522,315
2.50%, 8/15/23 (d)	1,610	1,619,560
2.38%, 8/15/24 (d)	5,873	5,805,393
Total U.S. Treasury Obligations — 52.5%		50,250,906
Total Long-Term Investments (Cost — $195,805,158) — 205.0%		196,062,084

Short-Term Securities	Par (000)	Value
Borrowed Bond Agreements — 1.6%
BNP Paribas Securities Corp., 0.00%, 10/01/14 (Purchased on 9/19/14 to be repurchased at $1,486,875, collateralized by U.S. Treasury Notes, 1.63% due at 8/31/19, par and fair value of USD 1,500,000 and $1,489,688, respectively)	$1,487	$1,486,875
	Shares
Money Market Funds — 14.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	14,079,693	14,079,693
Total Short-Term Securities (Cost — $15,566,568) — 16.3%		15,566,568

Options Purchased
(Cost — $574,632) — 0.6%		549,214
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost — $211,946,358) — 221.9%		212,177,866

TBA Sale Commitments (c)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/29	$1,000	(1,005,625)
3.00%, 10/01/29-10/01/44	13,175	(13,024,398)
3.50%, 10/01/44	4,200	(4,290,484)
4.00%, 10/01/44	9,750	(10,274,672)
4.50%, 10/01/44	12,900	(13,917,890)
5.00%, 10/01/44	1,500	(1,654,086)
5.50%, 10/01/44	200	(222,727)
Freddie Mac Mortgage-Backed Securities:
4.00%, 10/01/44	1,400	(1,473,937)
5.00%, 10/01/44	100	(110,125)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/44	1,000	(1,006,328)
3.50%, 10/15/44	4,300	(4,443,109)
4.00%, 10/15/44	6,400	(6,782,499)
4.50%, 10/15/44	5,500	(5,964,921)
5.50%, 10/15/44	1,400	(1,554,930)
Total TBA Sale Commitments (Proceeds — $65,652,441) — (68.7)%		(65,725,731)

Options Written
(Premiums Received — $712,674) — (0.7)%		(642,867)

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Borrowed Bonds	Par (000)	Value
U.S. Treasury Obligations — (1.5)%
U.S. Treasury Notes, 1.63%, 8/31/19	$1,500	$(1,489,688)
Total Borrowed Bonds (Proceeds — $1,383,831) — (1.5)%		(1,489,688)

Value
Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 151.0%	$144,319,580
Liabilities in Excess of Other Assets — (51.0)%	(48,714,044)

Net Assets — 100.0%	$95,605,536

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$212,018,383

Gross unrealized appreciation	$1,437,799
Gross unrealized depreciation	(1,278,316)

Net unrealized appreciation	$159,483

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$1,778,446	$(3,253)
Citigroup Global Markets, Inc.	$242,036	$4,595
Credit Suisse Securities (USA) LLC	$4,562,017	$14,665
Deutsche Bank Securities, Inc.	$4,082,180	$22,283
Goldman Sachs & Co.	$(3,973,640)	$(10,497)
J.P. Morgan Securities LLC	$8,727,723	$2,615
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(1,912,623)	$6,897
Morgan Stanley & Co. LLC	$(215,781)	$125
Nomura Securities International, Inc.	$(3,496,395)	$11,145
RBC Capital Markets, LLC	$741,836	$1,476

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,249,401	12,830,292	14,079,693	$827

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•	Reverse repurchase agreements outstanding as of September 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.04%	5/05/14	Open	$3,500,000	$3,500,000
RBC Capital Markets, LLC	0.09%	6/26/14	Open	1,630,125	1,630,828
RBC Capital Markets, LLC	0.09%	6/26/14	Open	1,871,100	1,871,907
RBC Capital Markets, LLC	0.09%	6/26/14	Open	3,811,000	3,812,643
RBC Capital Markets, LLC	0.09%	6/26/14	Open	6,126,750	6,129,378
BNP Paribas Securities Corp.	0.01%	7/22/14	Open	3,995,000	3,995,630
Bank of Montreal	(0.01)%	8/15/14	Open	4,355,444	4,356,126
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.99)%	9/02/14	Open	5,540,000	5,540,536
BNP Paribas Securities Corp.	0.00%	9/12/14	10/01/14	991,250	991,250
BNP Paribas Securities Corp.	0.01%	9/15/14	Open	1,600,000	1,600,000
RBC Capital Markets, LLC	0.09%	9/18/14	Open	864,000	864,028
Credit Suisse Securities (USA) LLC	(0.02)%	9/22/14	Open	5,220,500	5,220,517
Total				$39,505,169	$39,512,843

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
18	Australian Government Bonds (10 Year)	Sydney	December 2014	USD	1,903,797	$18,550
(2)	Euro-Buxl	Eurex	December 2014	USD	359,718	605
10	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2014	USD	1,379,062	(5,039)
(17)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2014	USD	3,720,344	1,351
(23)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	2,719,930	(5,063)
(56)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	6,979,875	(12,640)
(10)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2014	USD	1,525,000	(10,514)
(6)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	1,491,675	1,042
(12)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	2,975,400	1,934
(30)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	7,417,125	1,209
2	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	493,075	(728)
(6)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	1,475,025	2,568
10	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	2,427,500	1,612
Total						$(5,113)

•	Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,000	ZAR	240,979	BNP Paribas S.A.	10/02/14	$649
USD	28,000	ZAR	312,768	BNP Paribas S.A.	10/02/14	289
USD	57,000	ZAR	608,087	BNP Paribas S.A.	10/02/14	3,124
USD	60,000	ZAR	640,092	BNP Paribas S.A.	10/02/14	3,288
USD	12,000	ZAR	132,558	Goldman Sachs International	10/02/14	255
ZAR	252,724	USD	23,000	BNP Paribas S.A.	10/02/14	(609)
ZAR	309,001	USD	28,000	BNP Paribas S.A.	10/02/14	(623)
ZAR	329,557	USD	30,000	Citibank N.A.	10/02/14	(801)
ZAR	154,746	USD	14,000	JPMorgan Chase Bank N.A.	10/02/14	(289)
MXN	806,243	USD	61,000	BNP Paribas S.A.	10/14/14	(1,032)
MXN	198,105	USD	15,000	Goldman Sachs International	10/14/14	(265)
USD	23,800	MXN	317,429	Deutsche Bank AG	10/14/14	190
USD	48,000	MXN	636,888	Morgan Stanley Capital Services LLC	10/14/14	628

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Forward foreign currency exchange contracts outstanding as of September 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,200	MXN	55,789	Goldman Sachs International	10/15/14	$51
RUB	8,721,600	USD	240,000	Credit Suisse International	10/20/14	(20,682)
USD	240,000	RUB	8,597,400	Goldman Sachs Bank USA	10/20/14	23,805
USD	65,402	GBP	40,000	Goldman Sachs International	10/21/14	568
USD	84,000	ZAR	952,651	Citibank N.A.	11/03/14	60
RUB	754,800	USD	20,000	BNP Paribas S.A.	11/26/14	(1,165)
RUB	3,772,750	USD	100,000	Credit Suisse International	11/26/14	(5,856)
RUB	4,530,000	USD	120,000	Deutsche Bank AG	11/26/14	(6,960)
USD	240,000	RUB	8,808,000	Credit Suisse International	11/26/14	20,208
AUD	131,000	USD	118,439	BNP Paribas S.A.	12/17/14	(4,389)
AUD	132,000	USD	119,096	BNP Paribas S.A.	12/17/14	(4,176)
AUD	131,000	USD	118,357	Citibank N.A.	12/17/14	(4,308)
AUD	131,000	USD	118,395	Goldman Sachs International	12/17/14	(4,346)
CAD	564,555	USD	510,000	Goldman Sachs International	12/17/14	(6,859)
EUR	390,188	GBP	305,000	BNP Paribas S.A.	12/17/14	(1,004)
EUR	358,099	GBP	280,000	Royal Bank of Scotland PLC	12/17/14	(1,055)
EUR	368,000	USD	468,189	UBS AG	12/17/14	(3,124)
GBP	585,000	EUR	743,864	Royal Bank of Scotland PLC	12/17/14	7,649
USD	1,008,397	AUD	1,114,690	Barclays Bank PLC	12/17/14	37,943
USD	510,000	CAD	562,753	Royal Bank of Scotland PLC	12/17/14	8,465
USD	476,534	EUR	368,000	Credit Suisse International	12/17/14	11,469
USD	455,623	EUR	358,000	Deutsche Bank AG	12/17/14	3,195
Total						$54,293

•	Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	98.50	3/13/15	106	$37,763
Euro Dollar 90-Day	Put	USD	99.63	3/16/15	53	5,631
Total						$43,394

•	OTC options purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Citibank N.A.	Put	USD	1.28	10/06/14	EUR	599	$7,962

•	OTC interest rate swaptions purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	200	$287
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	350	482
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.15%	Receive	3-month LIBOR	2/27/15	USD	850	1,170
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.20%	Receive	3-month LIBOR	3/04/15	USD	1,400	2,580
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.52%	Receive	3-month LIBOR	9/23/15	USD	10,200	157,520
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	3,175	51,078
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.30%	Receive	3-month LIBOR	5/22/17	USD	400	28,041
10-Year Interest Rate Swap	Credit Suisse International	Put	2.70%	Pay	3-month LIBOR	11/07/14	USD	2,160	16,773
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.52%	Pay	3-month LIBOR	9/23/15	USD	10,200	162,105

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

OTC interest rate swaptions purchased as of September 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	3,175	$51,078
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	800	12,221
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.30%	Pay	3-month LIBOR	5/22/17	USD	400	14,523
Total									$497,858

•	Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Call	USD	99.00	12/12/14	29	$(3,987)

•	OTC options written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Deutsche Bank AG	Put	USD	1.28	10/06/14	EUR	599	$(7,962)

•	OTC interest rate swaptions written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	3.26%	Pay	3-month LIBOR	11/14/14	USD	2,800	$(141,709)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.50%	Pay	3-month LIBOR	5/22/15	USD	900	(7,328)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.02%	Pay	3-month LIBOR	9/23/15	USD	5,500	(157,018)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	1,680	(47,334)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.45%	Pay	3-month LIBOR	5/09/16	USD	900	(45,352)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.26%	Receive	3-month LIBOR	11/14/14	USD	2,800	(577)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-month LIBOR	5/22/15	USD	900	(5,166)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.02%	Receive	3-month LIBOR	9/23/15	USD	5,500	(149,234)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	1,680	(47,334)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.45%	Receive	3-month LIBOR	5/09/16	USD	900	(24,187)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	1,600	(5,679)
Total									$(630,918)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.98%[1]	3-month LIBOR	Chicago Mercantile	1/06/15[2]	2/28/19	USD	5,700	$(19,173)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Forward swap.

•	OTC interest rate swaps outstanding as of September 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Unrealized Appreciation
2.36%[1]	3-month LIBOR	Citibank N.A.	12/20/15	USD	2,200	$65,589	$65,589

[1]	Fund pays the floating rate and receives the fixed rate.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•	OTC total return swaps outstanding as of September 30, 2014 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Appreciation
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	509	$91	$(335)	$426
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/39	USD	439	(79)	(5,164)	5,085
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	675	(121)	(7,741)	7,620
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	632	(113)	(5,673)	5,560
Total						$(222)	$(18,913)	$18,691

[1]	Fund pays the floating rate and receives the total return of the reference entity.
[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,193,740	—	$4,193,740
Corporate Bonds.	—	9,487,585	—	9,487,585
Foreign Agency Obligations	—	1,714,184	—	1,714,184
Non-Agency Mortgage-Backed Securities	—	3,356,326	—	3,356,326
U.S. Government Sponsored Agency Securities	—	127,059,343	—	127,059,343
U.S. Treasury Obligations	—	50,250,906	—	50,250,906
Short-Term Securities:
Borrowed Bond Agreements	—	1,486,875	—	1,486,875
Money Market Funds	$14,079,693	—	—	14,079,693
Options Purchased:
Foreign Currency Exchange Contracts	—	7,962	—	7,962
Interest Rate Contracts	43,394	497,858	—	541,252

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	7

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Borrowed Bonds	—	$(1,489,688)	—	$(1,489,688)
TBA Sale Commitments	—	(65,725,731)	—	(65,725,731)
Total	$14,123,087	$130,839,360	—	$144,962,447

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$121,836	—	$121,836
Interest rate contracts	$28,871	84,280	—	113,151
Liabilities:
Foreign currency exchange contracts	—	(75,505)	—	(75,505)
Interest rate contracts	(37,971)	(650,091)	—	(688,062)
Total	$(9,100)	$(519,480)	—	$(528,580)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,040,821	—	—	$1,040,821
Foreign currency at value	113,526	—	—	113,526
Cash pledged for financial futures contracts	167,000	—	—	167,000
Cash pledged for centrally cleared swaps	70,000	—	—	70,000
Liabilities:
Reverse repurchase agreements	—	$(39,512,843)	—	(39,512,843)
Total	$1,391,347	$(39,512,843)	—	$(38,121,496)

There were no transfers between levels during the period ended September 30, 2014.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.5%
Esterline Technologies Corp. (a)(b)	20,200	$2,247,654
GenCorp, Inc. (a)	124,900	1,994,653
The KEYW Holding Corp. (a)(b)	123,700	1,369,359
Moog, Inc., Class A (a)	26,741	1,829,084
Triumph Group, Inc.	24,200	1,574,210

		9,014,960
Air Freight & Logistics — 0.9%
UTi Worldwide, Inc. (a)	223,357	2,374,285
Auto Components — 0.9%
Tenneco, Inc. (a)	46,974	2,457,210
Automobiles — 0.7%
Thor Industries, Inc.	37,613	1,937,070
Banks — 5.4%
Banner Corp.	34,228	1,316,751
Cathay General Bancorp	30,804	764,863
Centerstate Banks, Inc.	130,500	1,350,675
FCB Financial Holdings, Inc., Class A (a)	64,400	1,462,524
First BanCorp Puerto Rico (a)	140,400	666,900
Hanmi Financial Corp.	31,900	643,104
Opus Bank (a)	35,900	1,099,617
PrivateBancorp, Inc.	34,000	1,016,940
TriState Capital Holdings, Inc. (a)	138,800	1,258,916
Umpqua Holdings Corp.	57,400	945,378
Wintrust Financial Corp.	80,000	3,573,600

		14,099,268
Beverages — 0.5%
Cott Corp.	197,452	1,356,495
Biotechnology — 0.9%
ArQule, Inc. (a)	192,956	216,111
MannKind Corp. (a)(b)	276,647	1,634,984
XOMA Corp. (a)(b)	121,380	511,010

		2,362,105
Building Products — 1.4%
Continental Building Products, Inc. (a)(b)	106,600	1,556,360
Norcraft Cos., Inc. (a)	131,000	2,089,450

		3,645,810
Capital Markets — 2.2%
FXCM, Inc., Class A	80,100	1,269,585
Marcus & Millichap, Inc. (a)(b)	147,007	4,448,432

		5,718,017
Chemicals — 3.1%
Axiall Corp.	43,207	1,547,243
Huntsman Corp.	65,700	1,707,543
Kraton Performance Polymers, Inc. (a)	105,977	1,887,450
OM Group, Inc.	50,800	1,318,260
Rockwood Holdings, Inc.	20,091	1,535,957

		7,996,453
Communications Equipment — 2.6%
ARRIS Group, Inc. (a)	53,700	1,522,664
Digi International, Inc. (a)	156,500	1,173,750
Harmonic, Inc. (a)	216,100	1,370,074
Ixia (a)(b)	154,100	1,408,474
Procera Networks, Inc. (a)	123,300	1,181,214

		6,656,176
Construction & Engineering — 3.1%
EMCOR Group, Inc.	82,700	3,304,692

Common Stocks	Shares	Value
Construction & Engineering (concluded)
MYR Group, Inc. (a)	118,500	$2,853,480
Orion Marine Group, Inc. (a)	193,756	1,933,685

		8,091,857
Consumer Finance — 1.6%
Cash America International, Inc.	54,800	2,400,240
Springleaf Holdings, Inc. (a)	53,600	1,711,448

		4,111,688
Containers & Packaging — 0.5%
Rock-Tenn Co., Class A	27,200	1,294,176
Diversified Consumer Services — 1.5%
Apollo Education Group, Inc., Class A (a)	47,225	1,187,709
Lincoln Educational Services Corp.	238,567	670,373
Regis Corp.	19,140	305,474
ServiceMaster Global Holdings, Inc. (a)	74,826	1,810,789

		3,974,345
Electric Utilities — 3.3%
ALLETE, Inc.	75,800	3,364,762
El Paso Electric Co.	83,200	3,040,960
PNM Resources, Inc.	82,500	2,055,075

		8,460,797
Electronic Equipment, Instruments & Components — 4.8%
Anixter International, Inc.	35,300	2,994,852
Ingram Micro, Inc., Class A (a)	84,800	2,188,688
OSI Systems, Inc. (a)	39,400	2,501,112
Plexus Corp. (a)	26,300	971,259
SYNNEX Corp. (b)	60,600	3,916,578

		12,572,489
Energy Equipment & Services — 2.3%
McDermott International, Inc. (a)(b)	252,100	1,442,012
Pioneer Energy Services Corp. (a)	63,130	885,083
Superior Energy Services, Inc.	68,600	2,254,882
TETRA Technologies, Inc. (a)	123,900	1,340,598

		5,922,575
Food & Staples Retailing — 1.8%
Smart & Final Stores, Inc. (a)	61,700	890,331
SUPERVALU, Inc. (a)	419,600	3,751,224

		4,641,555
Food Products — 0.4%
Pinnacle Foods, Inc.	28,043	915,604
Gas Utilities — 2.3%
Northwest Natural Gas Co.	22,600	954,850
South Jersey Industries, Inc.	55,300	2,950,808
Southwest Gas Corp.	44,200	2,147,236

		6,052,894
Health Care Equipment & Supplies — 5.4%
Hansen Medical, Inc. (a)(b)	1,227,471	1,448,416
Invacare Corp.	196,196	2,317,075
Lumenis Ltd., Class B (a)	162,054	1,443,901
NuVasive, Inc. (a)	106,635	3,718,362
OraSure Technologies, Inc. (a)	490,648	3,542,479
Thoratec Corp. (a)	62,746	1,677,201

		14,147,434
Health Care Providers & Services — 1.4%
Owens & Minor, Inc.	113,588	3,718,871

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 0.6%
Papa John’s International, Inc.	38,988	$1,559,130
Household Durables — 0.7%
The New Home Co., Inc. (a)	52,873	713,786
Taylor Morrison Home Corp., Class A (a)	69,103	1,120,851

		1,834,637
Insurance — 2.2%
Argo Group International Holdings Ltd. (b)	29,300	1,474,083
Fidelity & Guaranty Life	83,900	1,791,265
Heritage Insurance Holdings, Inc. (a)	107,900	1,624,974
Maiden Holdings Ltd.	80,500	891,940

		5,782,262
Internet & Catalog Retail — 0.1%
dELiA*s, Inc. (a)(b)	1,050,865	290,039
IT Services — 0.7%
Euronet Worldwide, Inc. (a)	38,161	1,823,714
Life Sciences Tools & Services — 1.4%
Pacific Biosciences of California, Inc. (a)	738,044	3,623,796
Machinery — 5.2%
Actuant Corp., Class A	93,100	2,841,412
Albany International Corp., Class A	45,300	1,542,012
Barnes Group, Inc.	84,200	2,555,470
CIRCOR International, Inc.	18,971	1,277,317
Crane Co.	40,800	2,578,968
EnPro Industries, Inc. (a)	8,145	493,017
RBC Bearings, Inc.	41,100	2,330,370

		13,618,566
Media — 2.0%
AMC Entertainment Holdings, Inc., Class A	59,771	1,374,135
Carmike Cinemas, Inc. (a)	49,627	1,537,444
Cumulus Media, Inc., Class A (a)	261,242	1,052,805
Live Nation Entertainment, Inc. (a)	56,546	1,358,235

		5,322,619
Metals & Mining — 2.1%
Haynes International, Inc.	56,905	2,617,061
Materion Corp.	21,514	659,834
Rubicon Minerals Corp. (a)	492,044	674,100
Stillwater Mining Co. (a)(b)	99,900	1,501,497

		5,452,492
Multiline Retail — 0.7%
Fred’s, Inc., Class A	130,964	1,833,496
Multi-Utilities — 1.8%
Northwestern Corp.	101,100	4,585,896
Oil, Gas & Consumable Fuels — 4.7%
Africa Oil Corp. (a)(b)	289,000	1,269,592
Bill Barrett Corp. (a)(b)	82,404	1,816,184
Emerald Oil, Inc. (a)(b)	274,215	1,686,422
Navigator Holdings Ltd. (a)	26,200	729,146
Oasis Petroleum, Inc. (a)(b)	68,456	2,862,145
Parsley Energy, Inc., Class A (a)(b)	22,000	469,260
Ship Finance International Ltd.	58,600	991,512
SM Energy Co.	15,600	1,216,800
StealthGas, Inc. (a)	138,200	1,259,002

		12,300,063
Paper & Forest Products — 0.9%
PH Glatfelter Co.	74,100	1,626,495
Schweitzer-Mauduit International, Inc.	16,476	680,624

		2,307,119

Common Stocks	Shares	Value
Professional Services — 1.1%
Kforce, Inc.	141,400	$2,767,198
Real Estate Investment Trusts (REITs) — 9.5%
Ashford Hospitality Prime, Inc.	128,493	1,956,948
Corporate Office Properties Trust	32,911	846,471
CyrusOne, Inc.	170,349	4,095,190
Education Realty Trust, Inc. (b)	337,783	3,472,409
LTC Properties, Inc.	95,411	3,519,712
Monmouth Real Estate Investment Corp. (b)	188,623	1,908,865
Pennsylvania Real Estate Investment Trust	224,014	4,466,839
Rouse Properties, Inc.	231,150	3,737,696
Washington Prime Group, Inc.	40,748	712,275

		24,716,405
Semiconductors & Semiconductor Equipment — 3.5%
DSP Group, Inc. (a)	202,800	1,798,836
Exar Corp. (a)(b)	93,800	839,510
RF Micro Devices, Inc. (a)(b)	272,949	3,149,831
Teradyne, Inc.	66,700	1,293,313
Veeco Instruments, Inc. (a)	60,500	2,114,475

		9,195,965
Software — 3.4%
Bottomline Technologies, Inc. (a)(b)	89,103	2,458,352
Mentor Graphics Corp.	55,400	1,135,423
PTC, Inc. (a)	61,400	2,265,660
Take-Two Interactive Software, Inc. (a)	21,500	496,005
TIBCO Software, Inc. (a)	108,800	2,570,944

		8,926,384
Specialty Retail — 5.5%
Abercrombie & Fitch Co., Class A	66,388	2,412,540
The Children’s Place Retail Stores, Inc.	40,422	1,926,513
Genesco, Inc. (a)(b)	41,473	3,100,107
The Men’s Wearhouse, Inc.	40,250	1,900,605
Murphy USA, Inc. (a)	40,337	2,140,281
Office Depot, Inc. (a)	266,110	1,367,805
Penske Automotive Group, Inc.	38,266	1,553,217

		14,401,068
Technology Hardware, Storage & Peripherals — 0.5%
Silicon Graphics International Corp. (a)	139,193	1,284,751
Textiles, Apparel & Luxury Goods — 1.5%
G-III Apparel Group Ltd. (a)(b)	23,872	1,978,034
Vera Bradley, Inc. (a)(b)	96,686	1,999,466

		3,977,500
Total Common Stocks — 98.6%		257,125,234

Warrants (c)
Biotechnology — 0.1%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	53,200	126,084
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	47,650	58,610
Total Warrants — 0.1%		184,694
Total Long-Term Investments (Cost — $234,332,577) — 98.7%		257,309,928

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	3,479,460	$3,479,460

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)(f)	$33,772	33,771,829

Value
Total Short-Term Securities (Cost — $37,251,289) — 14.3%	$37,251,289
Total Investments (Cost — $271,583,866*) — 113.0%	294,561,217
Liabilities in Excess of Other Assets — (13.0)%	(33,860,429)

Net Assets — 100.0%	$260,700,788

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$272,212,273

Gross unrealized appreciation	$39,771,573
Gross unrealized depreciation	(17,422,629)

Net unrealized appreciation	$22,348,944

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,786,654	1,692,806	3,479,460	$1,574
BlackRock Liquidity Series, LLC, Money Market Series	$22,112,391	$11,659,438	$33,771,829	$451,733

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$257,125,234	—	—	$257,125,234
Warrants	126,084	$58,610	—	184,694
Short-Term Securities	3,479,460	33,771,829	—	37,251,289
Total	$260,730,778	$33,830,439	—	$294,561,217

[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$68,669	—	—	$68,669
Liabilities:
Collateral on securities loaned at value	—	$(33,771,829)	—	(33,771,829)
Total	$68,669	$(33,771,829)	—	$(33,703,160)

There were no transfers between levels during the period ended September 30, 2014.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: November 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: November 24, 2014